Schedule of Investments
Principal Active High Yield ETF
September 30, 2022 (unaudited)

	Principal
BONDS — 87.80%	Amount	Value

Aerospace & Defense — 1.10%
Bombardier, Inc.
7.50%, 03/15/2025 (a)	$634,000	$616,495
Triumph Group, Inc.
7.75%, 08/15/2025 (b)	2,431,000	1,857,790
		$2,474,285

Airlines — 0.08%
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027	204,042	178,826

Auto Manufacturers — 1.89%
Ford Motor Co.
3.25%, 02/12/2032	2,140,000	1,541,506
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	2,276,000	2,010,862
4.39%, 01/08/2026	114,000	103,182
4.54%, 08/01/2026	672,000	598,346
		$4,253,896

Auto Parts & Equipment — 1.49%
Tenneco, Inc.
7.88%, 01/15/2029 (a)	3,435,000	3,343,689

Banks — 1.03%
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate + 3.13%),
4.60%, 02/01/2025 (c),(d)	2,662,000	2,318,868

Chemicals — 2.66%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	3,329,000	2,670,521
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%; 11/01/2026 (a),(e)	762,000	601,980
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029 (a),(b)	1,879,000	1,287,115
Tronox, Inc.
4.63%, 03/15/2029 (a)	1,934,000	1,431,160
		$5,990,776

Commercial Services — 5.24%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (a)	2,130,000	1,434,871
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/2026 (a)	2,430,000	2,054,394
Garda World Security Corp.
6.00%, 06/01/2029 (a)	358,000	262,483
9.50%, 11/01/2027 (a)	2,456,000	2,154,710
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026 (a)	3,195,000	2,945,486
ZipRecruiter, Inc.
5.00%, 01/15/2030 (a)	3,632,000	2,932,840
		$11,784,784

Construction Materials — 1.40%
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (a)	3,881,000	3,154,244

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services — 5.86%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate + 4.54%),
5.88%, 10/10/2079 (c)	$4,225,000	$3,771,467
Credit Acceptance Corp.
6.63%, 03/15/2026	3,653,000	3,388,158
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%; 09/15/2024 (a),(e)	3,753,570	2,824,561
OneMain Finance Corp.
4.00%, 09/15/2030	3,457,000	2,425,812
6.63%, 01/15/2028	906,000	777,348
		$13,187,346

Electric — 4.57%
Clearway Energy Operating LLC
4.75%, 03/15/2028 (a)	3,641,000	3,241,949
GenOn Energy, Inc.
0.00%, 10/15/2020 (f),(g),(h)	3,100,000	—
NRG Energy, Inc.
3.88%, 02/15/2032 (a)	4,226,000	3,296,470
Vistra Corp.
(5-year Treasury Constant Maturity Rate + 5.74%),
7.00%, 12/15/2026 (a),(c),(d)	1,657,000	1,446,578
Vistra Operations Co. LLC
4.38%, 05/01/2029 (a)	2,748,000	2,285,594
		$10,270,591

Electronics — 1.37%
Sensata Technologies BV
4.00%, 04/15/2029 (a)	400,000	330,996
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)	3,498,000	2,755,392
		$3,086,388

Entertainment — 9.89%
Boyne USA, Inc.
4.75%, 05/15/2029 (a)	4,490,000	3,761,427
CCM Merger, Inc.
6.38%, 05/01/2026 (a)	3,614,000	3,297,956
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (a)	2,740,000	2,392,883
Cinemark USA, Inc.
5.25%, 07/15/2028 (a)	3,440,000	2,645,670
International Game Technology PLC
5.25%, 01/15/2029 (a)	4,469,000	3,958,506
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (a)	3,446,000	2,567,270
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance,
Inc.
8.50%, 11/15/2027 (a)	3,356,000	3,611,895
		$22,235,607

Food — 2.61%
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (a),(b)	2,910,000	2,662,126
Pilgrim's Pride Corp.
3.50%, 03/01/2032 (a)	3,729,000	2,811,182

See accompanying notes.

	Schedule of Investments
	Principal Active High Yield ETF
	September 30, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Food (continued)
Pilgrim's Pride Corp. (continued)
4.25%, 04/15/2031 (a)		$497,000	$396,740
			$5,870,048

Forest Products & Paper — 0.58%
Mercer International, Inc.
5.13%, 02/01/2029		1,643,000	1,309,274

Healthcare — Services — 4.12%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (a)		3,935,000	3,484,888
Centene Corp.
2.50%, 03/01/2031		1,749,000	1,318,364
3.38%, 02/15/2030		2,383,000	1,948,102
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (a)		3,407,000	2,504,100
			$9,255,454

Home Builders — 1.25%
Forestar Group, Inc.
3.85%, 05/15/2026 (a)		644,000	529,697
5.00%, 03/01/2028 (a)		2,845,000	2,282,344
			$2,812,041

Insurance — 0.82%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029 (a)		439,000	344,035
7.00%, 11/15/2025 (a)		1,635,000	1,493,401
			$1,837,436

Investment Companies — 0.85%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029 (a)		2,450,000	1,922,589

Iron & Steel — 0.60%
TMS International Corp.
6.25%, 04/15/2029 (a)		1,895,000	1,345,166

Leisure Time — 1.51%
Life Time, Inc.
5.75%, 01/15/2026 (a)		3,736,000	3,399,760

Media — 5.71%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032 (a)		1,225,000	954,006
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)		4,275,000	3,685,520
DISH DBS Corp.
5.13%, 06/01/2029		407,000	239,113
5.25%, 12/01/2026 (a)		13,284	10,883
5.88%, 11/15/2024		1,121,000	1,000,492
7.38%, 07/01/2028		1,937,000	1,304,271
Scripps Escrow II, Inc.
5.38%, 01/15/2031 (a)		1,281,000	970,382
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)		3,815,000	3,350,428

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media (continued)
UPC Holding BV
5.50%, 01/15/2028 (a)	$1,580,000	$1,327,200
		$12,842,295

Mining — 2.96%
Copper Mountain Mining Corp.
8.00%, 04/09/2026 (a)	2,087,119	1,815,793
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a)	1,655,000	1,489,500
Novelis Corp.
3.88%, 08/15/2031 (a)	2,202,000	1,642,516
Taseko Mines Ltd.
7.00%, 02/15/2026 (a)	2,155,000	1,713,225
		$6,661,034

Oil & Gas — 6.56%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026 (a)	3,528,000	3,409,248
Antero Resources Corp.
7.63%, 02/01/2029 (a)	2,660,000	2,655,079
Apache Corp.
4.75%, 04/15/2043	90,000	67,082
5.10%, 09/01/2040	2,288,000	1,847,022
5.25%, 02/01/2042	192,000	156,225
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026 (a)	1,216,000	1,172,388
Comstock Resources, Inc.
5.88%, 01/15/2030 (a)	1,400,000	1,219,337
MEG Energy Corp.
7.13%, 02/01/2027 (a)	2,334,000	2,369,010
Occidental Petroleum Corp.
6.13%, 01/01/2031	379,000	373,315
6.63%, 09/01/2030	1,467,000	1,489,005
		$14,757,711

Oil & Gas Services — 0.97%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	2,487,000	2,186,061

Packaging & Containers — 1.16%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	397,000	361,246
8.75%, 04/15/2030 (a)	1,378,000	1,139,647
LABL, Inc.
5.88%, 11/01/2028 (a)	281,000	227,582
8.25%, 11/01/2029 (a)	1,197,000	870,059
		$2,598,534

Pharmaceuticals — 2.37%
BellRing Brands, Inc.
7.00%, 03/15/2030 (a)	2,172,000	1,986,729
Jazz Securities DAC
4.38%, 01/15/2029 (a)	3,863,000	3,336,666
		$5,323,395

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pipelines — 8.24%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	$2,251,000	$1,987,408
5.75%, 03/01/2027 (a)	1,425,000	1,317,935
CNX Midstream Partners LP
4.75%, 04/15/2030 (a)	3,395,000	2,664,769
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/2027 (a)	3,701,000	3,349,405
EnLink Midstream LLC
6.50%, 09/01/2030 (a)	2,338,000	2,283,057
Hess Midstream Operations LP
4.25%, 02/15/2030 (a)	2,717,000	2,193,978
Kinetik Holdings LP
5.88%, 06/15/2030 (a)	3,718,000	3,404,420
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	1,542,000	1,326,120
		$18,527,092

REITs — 2.43%
CBL & Associates LP
0.00%, 12/15/2026 (f),(g),(h)	6,000,000	—
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (a)	2,630,000	2,110,575
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (a)	4,479,000	3,353,203
		$5,463,778

Retail — 4.99%
Bath & Body Works, Inc.
5.25%, 02/01/2028	791,000	685,388
6.63%, 10/01/2030 (a)	1,320,000	1,148,400
9.38%, 07/01/2025 (a)	384,000	397,440
BCPE Ulysses Intermediate, Inc.
7.75%, PIK 8.50%; 04/01/2027 (a),(e)	879,000	598,034
Dave & Buster's, Inc.
7.63%, 11/01/2025 (a)	2,302,000	2,267,470
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	1,686,000	1,395,165
6.75%, 01/15/2030 (a)	1,147,000	871,106
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026 (a)	2,453,000	2,189,303
Park River Holdings, Inc.
5.63%, 02/01/2029 (a)	1,390,000	902,018
Patrick Industries, Inc.
4.75%, 05/01/2029 (a)	1,025,000	763,994
		$11,218,318

Telecommunications — 2.29%
DKT Finance ApS
9.38%, 06/17/2023 (a)	2,701,000	2,599,712
Maxar Technologies, Inc.
7.75%, 06/15/2027 (a)	2,713,000	2,549,840
		$5,149,552

Transportation — 1.20%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027 (a)	2,954,000	2,688,597
TOTAL BONDS		$197,447,435

See accompanying notes. 5

Schedule of Investments
Principal Active High Yield ETF
September 30, 2022 (unaudited)

	Principal
SENIOR FLOATING RATE INTERESTS — 6.85%	Amount	Value

Airlines — 2.40%
AAdvantage Loyalty IP Ltd., 2021 Term Loan
(3-month USD LIBOR + 4.75%),
7.46%, 04/20/2028	$3,355,000	$3,244,285
United Airlines, Inc., 2021 Term Loan B
(3-month USD LIBOR + 3.75%),
6.53%, 04/21/2028	2,267,043	2,159,676
		$5,403,961

Forest Products & Paper — 1.46%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing Rate + 6.50%),
9.44%, 05/19/2028	3,425,000	3,284,781

Insurance — 1.84%
Acrisure LLC, 2020 Term Loan B
(1-month USD LIBOR + 3.50%),
6.62%, 02/15/2027	1,645,193	1,500,547
Asurion LLC, 2021 2nd Lien Term Loan B3
(1-month USD LIBOR + 5.25%),
8.37%, 01/31/2028	3,505,000	2,628,750
		$4,129,297

Lodging — 0.50%
Fertitta Entertainment LLC, 2022 Term Loan B
(1-month Term Secured Overnight Financing Rate + 4.00%),
7.03%, 01/27/2029	1,205,168	1,116,033

Packaging & Containers — 0.65%
Valcour Packaging LLC, 2021 1st Lien Term Loan
(6-month USD LIBOR + 3.75%),
5.22%, 10/04/2028	1,596,000	1,462,335
TOTAL SENIOR FLOATING RATE INTERESTS		$15,396,407
INVESTMENT COMPANIES — 4.43%	Shares Held	Value

Money Market Funds — 4.43%
Principal Government Money Market Fund — Institutional Class 2.80% (i),(j),(k)	1,806,135	$1,806,135
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (i)	8,157,979	8,157,979
TOTAL INVESTMENT COMPANIES		$9,964,114
Total Investments		$222,807,956
Other Assets and Liabilities — 0.92%		2,066,814

Total Net Assets — 100.00%		$224,874,770

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $165,411,497 or 73.56% of net assets.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,784,854 or
0.79% of net assets.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(g) Security is defaulted.
(h) Non-income producing security.

See accompanying notes. 6

Schedule of Investments
Principal Active High Yield ETF
September 30, 2022 (unaudited)

(i)	Current yield shown is as of period end.
(j)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(k)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,806,135 or 0.80% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		24.00%
Energy		15.77%
Consumer, Non-cyclical		14.33%
Financial		12.83%
Basic Materials		8.27%
Communications		8.00%
Industrial		6.88%
Utilities		4.57%
Money Market Funds		4.43%
Other Assets and Liabilities		0.92%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	September 30, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
2.80%	$5,781,485	$13,353,225	$17,328,575	$1,806,135
	$5,781,485	$13,353,225	$17,328,575	$1,806,135

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
2.80%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators ETF
September 30, 2022 (unaudited)

COMMON STOCKS — 99.64%	Shares Held	Value

Biotechnology — 51.78%
2seventy bio, Inc. (a)	4,349	$63,278
Absci Corp. (a)	10,707	33,513
ACADIA Pharmaceuticals, Inc. (a)	18,930	309,695
ADMA Biologics, Inc. (a)	22,645	55,027
Agenus, Inc. (a)	29,738	60,963
Akero Therapeutics, Inc. (a)	4,049	137,868
Albireo Pharma, Inc. (a)	2,239	43,347
Aldeyra Therapeutics, Inc. (a)	6,718	35,874
Allakos, Inc. (a),(b)	6,281	38,440
Allogene Therapeutics, Inc. (a)	16,508	178,286
Alnylam Pharmaceuticals, Inc. (a)	12,515	2,505,002
Altimmune, Inc. (a)	4,595	58,678
ALX Oncology Holdings, Inc. (a)	4,698	44,960
Amicus Therapeutics, Inc. (a)	32,387	338,120
AnaptysBio, Inc. (a)	3,196	81,530
Anavex Life Sciences Corp. (a)	8,808	90,899
Apellis Pharmaceuticals, Inc. (a)	11,480	784,084
Applied Molecular Transport, Inc. (a)	4,469	4,349
Arcturus Therapeutics Holdings, Inc. (a)	3,048	45,171
Arcus Biosciences, Inc. (a)	8,217	214,957
Arcutis Biotherapeutics, Inc. (a)	5,825	111,316
Arrowhead Pharmaceuticals, Inc. (a)	12,387	409,390
Atara Biotherapeutics, Inc. (a)	10,765	40,692
Atea Pharmaceuticals, Inc. (a)	9,624	54,761
Atossa Therapeutics, Inc. (a)	14,642	12,201
Avidity Biosciences, Inc. (a)	5,423	88,558
Axsome Therapeutics, Inc. (a)	4,358	194,454
Beam Therapeutics, Inc. (a)	7,948	378,643
Berkeley Lights, Inc. (a)	7,823	22,374
BioAtla, Inc. (a),(b)	4,143	31,901
BioCryst Pharmaceuticals, Inc. (a)	21,355	269,073
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,271	1,250,327
BioMarin Pharmaceutical, Inc. (a)	21,532	1,825,268
Bluebird Bio, Inc. (a)	8,107	51,317
Blueprint Medicines Corp. (a)	6,964	458,858
Bridgebio Pharma, Inc. (a)	17,070	169,676
C4 Therapeutics, Inc. (a)	5,636	49,428
Cara Therapeutics, Inc. (a)	6,181	57,854
Caribou Biosciences, Inc. (a)	6,959	73,417
Cassava Sciences, Inc. (a),(b)	4,628	193,543
CEL-SCI Corp. (a),(b)	5,003	15,459
Celldex Therapeutics, Inc. (a)	5,404	151,906
Cerevel Therapeutics Holdings, Inc. (a)	17,386	491,328
Certara, Inc. (a)	18,801	249,677
ChemoCentryx, Inc. (a)	8,099	418,394
CRISPR Therapeutics AG (a)	9,059	592,006
CTI BioPharma Corp. (a)	11,181	65,073
Cullinan Oncology, Inc. (a)	5,051	64,754
Curis, Inc. (a)	10,597	7,418
CytomX Therapeutics, Inc. (a)	7,545	10,940
Deciphera Pharmaceuticals, Inc. (a)	6,771	125,263
Denali Therapeutics, Inc. (a)	14,467	443,992
Dynavax Technologies Corp. (a)	14,446	150,816
Editas Medicine, Inc. (a)	7,924	96,990
EQRx, Inc. (a),(b)	54,367	269,117
Erasca, Inc. (a),(b)	14,022	109,372
Esperion Therapeutics, Inc. (a)	7,264	48,669
Evolus, Inc. (a)	6,426	51,729

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Fate Therapeutics, Inc. (a)		11,150	$249,871
FibroGen, Inc. (a)		10,755	139,923
Forma Therapeutics Holdings, Inc. (a)		5,481	109,346
Generation Bio Co. (a)		6,591	34,998
Global Blood Therapeutics, Inc. (a)		7,495	510,409
Gossamer Bio, Inc. (a)		8,842	105,927
Guardant Health, Inc. (a)		11,944	642,946
Humanigen, Inc. (a)		7,554	1,360
Ideaya Biosciences, Inc. (a)		4,452	66,424
IGM Biosciences, Inc. (a)		3,011	68,470
ImmunityBio, Inc. (a),(b)		46,004	228,640
ImmunoGen, Inc. (a)		25,503	121,904
Immunovant, Inc. (a)		13,460	75,107
Inhibrx, Inc. (a)		4,512	80,990
Inovio Pharmaceuticals, Inc. (a)		24,330	41,969
Insmed, Inc. (a)		13,751	296,197
Intellia Therapeutics, Inc. (a)		8,781	491,385
Intercept Pharmaceuticals, Inc. (a)		3,419	47,695
Intra-Cellular Therapies, Inc. (a)		10,849	504,804
Ionis Pharmaceuticals, Inc. (a)		16,627	735,412
Iovance Biotherapeutics, Inc. (a)		18,175	174,116
iTeos Therapeutics, Inc. (a)		4,078	77,686
IVERIC bio, Inc. (a)		13,377	239,983
Karuna Therapeutics, Inc. (a)		3,507	788,830
Karyopharm Therapeutics, Inc. (a)		8,736	47,699
Keros Therapeutics, Inc. (a)		2,707	101,837
Kezar Life Sciences, Inc. (a)		5,682	48,922
Kiniksa Pharmaceuticals Ltd., Class A (a)		3,943	50,628
Kodiak Sciences, Inc. (a)		5,979	46,277
Krystal Biotech, Inc. (a)		2,914	203,106
Kymera Therapeutics, Inc. (a)		5,979	130,163
MacroGenics, Inc. (a)		7,091	24,535
MEI Pharma, Inc. (a)		15,378	5,945
Mersana Therapeutics, Inc. (a)		9,643	65,187
Mirati Therapeutics, Inc. (a)		6,527	455,846
Myriad Genetics, Inc. (a)		9,254	176,566
Nektar Therapeutics (a)		21,342	68,294
NeoGenomics, Inc. (a)		14,342	123,485
NGM Biopharmaceuticals, Inc. (a)		8,985	117,524
Novavax, Inc. (a),(b)		8,894	161,871
NRX Pharmaceuticals, Inc. (a)		6,801	5,033
Nurix Therapeutics, Inc. (a)		5,173	67,404
Nuvation Bio, Inc. (a)		25,186	56,417
Omeros Corp. (a),(b)		7,232	22,781
Precigen, Inc. (a)		23,909	50,687
Precision BioSciences, Inc. (a)		7,026	9,134
Prothena Corp. PLC (a)		5,398	327,281
Provention Bio, Inc. (a),(b)		7,328	32,976
PTC Therapeutics, Inc. (a)		8,253	414,301
Quince Therapeutics, Inc. (a),(b)		3,477	4,624
RAPT Therapeutics, Inc. (a)		3,417	82,213
Recursion Pharmaceuticals, Inc., Class A (a)		18,449	196,297
REGENXBIO, Inc. (a)		4,945	130,696
Relay Therapeutics, Inc. (a)		12,521	280,095
Replimune Group, Inc. (a)		5,459	94,277
REVOLUTION Medicines, Inc. (a)		8,578	169,158
Rigel Pharmaceuticals, Inc. (a)		19,776	23,336
Rocket Pharmaceuticals, Inc. (a)		7,460	119,062

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Rubius Therapeutics, Inc. (a)		10,417	$4,519
Sage Therapeutics, Inc. (a)		6,828	267,384
Sana Biotechnology, Inc. (a),(b)		21,838	131,028
Sangamo Therapeutics, Inc. (a)		16,880	82,712
Sarepta Therapeutics, Inc. (a)		10,211	1,128,724
Scholar Rock Holding Corp. (a)		4,058	28,122
Seagen, Inc. (a)		14,184	1,940,797
Seer, Inc. (a)		6,593	51,030
Sorrento Therapeutics, Inc. (a)		42,281	66,381
SpringWorks Therapeutics, Inc. (a)		5,706	162,792
Stoke Therapeutics, Inc. (a)		4,255	54,634
Sutro Biopharma, Inc. (a)		5,363	29,765
Syndax Pharmaceuticals, Inc. (a)		6,077	146,030
TG Therapeutics, Inc. (a)		16,516	97,775
Theravance Biopharma, Inc. (a)		8,638	87,589
TransMedics Group, Inc. (a)		3,233	134,945
Travere Therapeutics, Inc. (a)		7,309	180,094
Twist Bioscience Corp. (a)		6,488	228,637
Ultragenyx Pharmaceutical, Inc. (a)		8,145	337,284
Vaxart, Inc. (a)		14,549	31,717
Veracyte, Inc. (a)		8,236	136,718
Vericel Corp. (a)		5,439	126,185
Verve Therapeutics, Inc. (a)		5,570	191,329
Viking Therapeutics, Inc. (a)		9,062	24,649
Vir Biotechnology, Inc. (a)		15,300	294,984
Xencor, Inc. (a)		6,865	178,353
Zentalis Pharmaceuticals, Inc. (a)		5,269	114,127
			$30,236,348

Chemicals — 0.08%
Codexis, Inc. (a)		7,534	45,656

Commercial Services — 1.49%
HealthEquity, Inc. (a)		9,811	659,005
Multiplan Corp. (a)		73,852	211,217
			$870,222

Electronics — 0.02%
Standard BioTools, Inc. (a)		8,927	9,820

Engineering & Construction — 0.10%
908 Devices, Inc. (a)		3,612	59,417

Healthcare — Products — 18.07%
10X Genomics, Inc., Class A (a)		10,959	312,112
Adaptive Biotechnologies Corp. (a)		16,373	116,576
Alphatec Holdings, Inc. (a)		11,539	100,851
AngioDynamics, Inc. (a)		4,477	91,599
Artivion, Inc. (a)		4,638	64,190
AtriCure, Inc. (a)		5,323	208,129
Avanos Medical, Inc. (a)		5,472	119,180
Axonics, Inc. (a)		5,431	382,560
BioLife Solutions, Inc. (a)		4,815	109,541
Bionano Genomics, Inc. (a),(b)		33,493	61,292
Biora Therapeutics, Inc. (a)		19,170	9,296
Butterfly Network, Inc. (a),(b)		19,860	93,342
Cardiovascular Systems, Inc. (a)		4,692	65,031
CareDx, Inc. (a)		6,131	104,350
Castle Biosciences, Inc. (a)		2,938	76,623

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Healthcare — Products (continued)
Cerus Corp. (a)		20,090	$72,324
Cue Health, Inc. (a),(b)		16,927	50,950
Cutera, Inc. (a)		2,089	95,258
DermTech, Inc. (a),(b)		3,452	13,670
Eargo, Inc. (a)		4,545	4,772
Exact Sciences Corp. (a)		20,390	662,471
Glaukos Corp. (a)		5,440	289,626
Inari Medical, Inc. (a)		5,947	431,990
Inogen, Inc. (a)		2,628	63,808
Inspire Medical Systems, Inc. (a)		3,232	573,260
iRhythm Technologies, Inc. (a)		3,470	434,722
Lantheus Holdings, Inc. (a)		7,997	562,429
LivaNova PLC (a)		6,995	355,136
MiMedx Group, Inc. (a)		12,993	37,290
NanoString Technologies, Inc. (a)		5,278	67,400
Natera, Inc. (a)		11,232	492,186
Nevro Corp. (a)		4,054	188,916
Novocure Ltd. (a)		12,235	929,615
NuVasive, Inc. (a)		5,987	262,291
OraSure Technologies, Inc. (a)		8,361	31,688
OrthoPediatrics Corp. (a)		2,283	105,338
Pacific Biosciences of California, Inc. (a)		25,580	148,492
Penumbra, Inc. (a)		4,414	836,894
PROCEPT BioRobotics Corp. (a)		5,030	208,544
Pulmonx Corp. (a)		4,280	71,305
Quanterix Corp. (a)		4,261	46,956
Quantum-Si, Inc. (a),(b)		13,586	37,362
Shockwave Medical, Inc. (a)		4,183	1,163,167
SI-BONE, Inc. (a)		3,912	68,304
Silk Road Medical, Inc. (a)		4,049	182,205
SmileDirectClub, Inc. (a),(b)		13,918	12,601
SomaLogic, Inc. (a)		20,952	60,761
ViewRay, Inc. (a)		20,747	75,519
			$10,551,922

Healthcare — Services — 7.91%
23andMe Holding Co., Class A (a),(b)		24,420	69,841
Accolade, Inc. (a)		7,743	88,425
agilon health, Inc. (a)		47,021	1,101,232
American Well Corp., Class A (a)		26,641	95,641
ATI Physical Therapy, Inc. (a),(b)		22,828	22,828
Bright Health Group, Inc. (a),(b)		72,714	76,350
Brookdale Senior Living, Inc. (a)		21,461	91,638
Cano Health, Inc. (a)		23,140	200,624
Clover Health Investments Corp. (a)		43,777	74,421
Ginkgo Bioworks Holdings, Inc. (a),(b)		139,838	436,295
Inotiv, Inc. (a)		2,944	49,606
Invitae Corp. (a),(b)		26,408	64,964
LifeStance Health Group, Inc. (a),(b)		43,284	286,540
ModivCare, Inc. (a)		2,249	224,180
Oak Street Health, Inc. (a)		28,277	693,352
OPKO Health, Inc. (a)		78,809	148,949
Personalis, Inc. (a)		5,198	15,438
RadNet, Inc. (a)		6,497	132,214
Sema4 Holdings Corp. (a)		28,329	24,859
Surgery Partners, Inc. (a)		10,493	245,536
Teladoc Health, Inc. (a)		18,811	476,859
			$4,619,792

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals — 16.30%
Aclaris Therapeutics, Inc. (a)		7,086	$111,534
Aerie Pharmaceuticals, Inc. (a)		5,596	84,668
Agios Pharmaceuticals, Inc. (a)		6,318	178,673
Akebia Therapeutics, Inc. (a)		20,233	6,398
Alector, Inc. (a)		9,487	89,747
Alkermes PLC (a)		19,016	424,627
Amneal Pharmaceuticals, Inc. (a)		17,280	34,906
Arvinas, Inc. (a)		6,135	272,946
Bioxcel Therapeutics, Inc. (a),(b)		3,235	38,238
Chimerix, Inc. (a)		10,045	19,387
Clovis Oncology, Inc. (a),(b)		16,450	19,576
Coherus Biosciences, Inc. (a)		8,936	85,875
Collegium Pharmaceutical, Inc. (a)		3,859	61,821
Cytokinetics, Inc. (a)		9,982	483,628
Eagle Pharmaceuticals, Inc. (a)		1,493	39,445
Elanco Animal Health, Inc. (a)		55,384	687,316
Enanta Pharmaceuticals, Inc. (a)		2,375	123,191
Fulcrum Therapeutics, Inc. (a)		4,689	37,934
G1 Therapeutics, Inc. (a)		4,937	61,663
GoodRx Holdings, Inc., Class A (a)		9,332	43,580
Gritstone bio, Inc. (a)		7,862	20,205
Harmony Biosciences Holdings, Inc. (a)		6,807	301,482
Heron Therapeutics, Inc. (a)		11,811	49,842
Heska Corp. (a)		1,248	91,004
Jazz Pharmaceuticals PLC (a)		7,198	959,421
Kura Oncology, Inc. (a)		7,702	105,209
Lyell Immunopharma, Inc. (a)		27,809	203,840
Madrigal Pharmaceuticals, Inc. (a)		1,978	128,550
MannKind Corp. (a)		29,119	89,978
Marinus Pharmaceuticals, Inc. (a),(b)		4,251	28,269
Morphic Holding, Inc. (a)		4,290	121,407
Neurocrine Biosciences, Inc. (a)		11,157	1,184,985
Ocugen, Inc. (a),(b)		23,069	41,063
Ocular Therapeutix, Inc. (a)		8,876	36,835
ORIC Pharmaceuticals, Inc. (a)		4,554	14,573
Perrigo Co. PLC		15,708	560,147
PetIQ, Inc. (a)		3,368	23,239
PMV Pharmaceuticals, Inc. (a)		5,247	62,439
Prometheus Biosciences, Inc. (a)		4,502	265,663
Protagonist Therapeutics, Inc. (a)		5,598	47,191
Reata Pharmaceuticals, Inc., Class A (a)		3,640	91,473
Relmada Therapeutics, Inc. (a)		3,205	118,649
Revance Therapeutics, Inc. (a)		8,262	223,074
Rhythm Pharmaceuticals, Inc. (a)		5,812	142,394
Senseonics Holdings, Inc. (a),(b)		53,563	70,703
Seres Therapeutics, Inc. (a)		10,621	68,187
uniQure NV (a)		5,372	100,779
Vaxcyte, Inc. (a)		6,512	156,288
Viatris, Inc.		141,565	1,206,134
Xeris Biopharma Holdings, Inc. (a),(b)		15,625	24,375
Y-mAbs Therapeutics, Inc. (a)		5,047	72,778
			$9,515,329

Retail — 0.25%
Warby Parker, Inc., Class A (a)		11,018	146,980

Software — 3.64%
1Life Healthcare, Inc. (a)		22,216	381,004
Alignment Healthcare, Inc. (a)		21,633	256,135

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)			Shares Held	Value

Software (continued)
Definitive Healthcare Corp. (a)			11,262	$175,012
Evolent Health, Inc., Class A (a)			10,503	377,373
Health Catalyst, Inc. (a)			6,169	59,839
Hims & Hers Health, Inc. (a)			22,747	126,928
Outset Medical, Inc. (a)			5,482	87,328
Phreesia, Inc. (a)			5,925	150,969
Privia Health Group, Inc. (a)			12,315	419,449
Sharecare, Inc. (a)			39,208	74,495
Tabula Rasa HealthCare, Inc. (a)			2,975	14,280
				$2,122,812
TOTAL COMMON STOCKS				$58,178,298
INVESTMENT COMPANIES — 3.37%			Shares Held	Value

Money Market Funds — 3.37%
Principal Government Money Market Fund — Institutional Class 2.80% (c),(d),(e)			1,740,395	$1,740,395
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (e)			228,287	228,287
TOTAL INVESTMENT COMPANIES				$1,968,682
Total Investments				$60,146,980
Other Assets and Liabilities — (3.01)%				(1,755,716)

Total Net Assets — 100.00%				$58,391,264

(a) Non-income producing security.
(b)		Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,621,565 or
2.78% of net assets.
(c)		Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(d)		Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,740,395 or 2.98% of net assets.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		95.55%
Technology		3.64%
Money Market Funds		3.37%
Consumer, Cyclical		0.25%
Industrial		0.12%
Basic Materials		0.08%
Other Assets and Liabilities		(3.01)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	September 30, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
2.80%	$1,097,187	$7,155,292	$6,512,084	$1,740,395
	$1,097,187	$7,155,292	$6,512,084	$1,740,395

See accompanying notes. 13

Schedule of Investments
Principal Healthcare Innovators ETF
September 30, 2022 (unaudited)

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
2.80%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS — 98.46%	Shares Held	Value

Advertising — 0.29%
Dentsu Group, Inc.	400	$11,359
Hakuhodo DY Holdings, Inc.	1,100	7,737
Publicis Groupe SA	125	5,991
WPP PLC	677	5,669
		$30,756

Aerospace & Defense — 0.95%
Airbus SE	177	15,420
BAE Systems PLC	3,826	33,739
Dassault Aviation SA	68	7,797
Elbit Systems Ltd.	26	4,936
MTU Aero Engines AG	35	5,291
Rheinmetall AG	68	10,543
Safran SA	111	10,227
Thales SA	129	14,286
		$102,239

Agriculture — 1.29%
British American Tobacco PLC	1,966	70,826
Imperial Brands PLC	1,255	25,994
Japan Tobacco, Inc.	1,500	24,605
Swedish Match AB	1,723	17,078
		$138,503

Airlines — 0.21%
Air Canada (a)	300	3,605
Deutsche Lufthansa AG (a)	728	4,222
Qantas Airways Ltd. (a)	1,226	3,937
Singapore Airlines Ltd. (a)	2,900	10,298
		$22,062

Apparel — 1.60%
Burberry Group PLC	287	5,794
Gildan Activewear, Inc.	333	9,414
Hermes International	11	13,120
Kering SA	24	10,785
LVMH Moet Hennessy Louis Vuitton SE	215	128,618
Puma SE	88	4,137
		$171,868

Auto Manufacturers — 1.79%
Bayerische Motoren Werke AG	127	8,712
Ferrari NV	107	20,103
Honda Motor Co. Ltd.	1,300	28,177
Isuzu Motors Ltd.	1,000	11,034
Renault SA (a)	165	4,523
Stellantis NV	785	9,441
Toyota Motor Corp.	8,200	106,289
Volvo AB, Class A	278	4,128
		$192,407

Auto Parts & Equipment — 0.13%
NGK Insulators Ltd.	800	9,950
Valeo SA	253	3,875
		$13,825

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks — 9.05%
ABN AMRO Bank NV (b)	460	$4,160
Australia & New Zealand Banking Group Ltd.	2,161	31,516
Bank Hapoalim BM	1,371	11,629
Bank Leumi Le-Israel BM	2,419	20,770
Bank of Montreal	644	56,444
Bank of Nova Scotia	803	38,192
BOC Hong Kong Holdings Ltd.	5,000	16,657
CaixaBank SA	2,111	6,850
Canadian Imperial Bank of Commerce	384	16,807
Chiba Bank Ltd.	1,800	9,688
Commerzbank AG (a)	729	5,246
Commonwealth Bank of Australia	732	42,468
Concordia Financial Group Ltd.	3,200	9,883
Danske Bank A/S	435	5,438
DBS Group Holdings Ltd.	1,300	30,222
DNB Bank ASA	949	15,065
FinecoBank Banca Fineco SpA	423	5,279
Hang Seng Bank Ltd.	996	15,125
HSBC Holdings PLC	15,595	81,369
Israel Discount Bank Ltd., Class A	3,100	15,699
Lloyds Banking Group PLC	23,102	10,676
Macquarie Group Ltd.	268	26,184
Mediobanca Banca di Credito Finanziario SpA	737	5,822
Mitsubishi UFJ Financial Group, Inc.	9,200	41,414
Mizrahi Tefahot Bank Ltd.	436	15,343
Mizuho Financial Group, Inc.	2,600	28,069
National Australia Bank Ltd.	2,162	39,842
National Bank of Canada	300	18,803
NatWest Group PLC	2,469	6,228
Oversea-Chinese Banking Corp. Ltd.	2,800	23,063
Royal Bank of Canada	957	86,164
Shizuoka Bank Ltd. (a)	1,700	10,442
Societe Generale SA	344	6,883
Standard Chartered PLC	2,264	14,328
Sumitomo Mitsui Financial Group, Inc.	1,000	27,803
Svenska Handelsbanken AB, Class A	1,689	13,944
Swedbank AB, Class A	609	8,059
Toronto-Dominion Bank	1,230	75,437
UBS Group AG	1,046	15,345
UniCredit SpA	837	8,579
United Overseas Bank Ltd.	1,100	20,036
Westpac Banking Corp.	2,523	33,310
		$974,281

Beverages — 2.57%
Anheuser-Busch InBev SA	640	29,320
Budweiser Brewing Co. APAC Ltd. (b)	1,600	4,189
Carlsberg AS, Class B	68	8,011
Coca-Cola Europacific Partners PLC	420	17,901
Coca-Cola HBC AG	497	10,510
Davide Campari-Milano NV	524	4,680
Diageo PLC	2,065	87,558
Endeavour Group Ltd.	2,496	11,176
Heineken Holding NV	174	12,022
Heineken NV	330	29,062
JDE Peet's NV	479	14,055
Pernod Ricard SA	158	29,243
Remy Cointreau SA	52	8,710

See accompanying notes.

	Schedule of Investments
	Principal International Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Beverages (continued)
Treasury Wine Estates Ltd.	1,297	$10,428
		$276,865

Biotechnology — 0.75%
Argenx SE (a)	21	7,584
Bachem Holding AG, Class B	74	4,710
CSL Ltd.	305	55,606
Genmab A/S (a)	24	7,785
Swedish Orphan Biovitrum AB (a)	269	5,226
		$80,911

Chemicals — 2.50%
Air Liquide SA	200	23,043
Arkema SA	62	4,562
BASF SE	302	11,721
Brenntag SE	94	5,747
Clariant AG	274	4,415
Croda International PLC	79	5,686
EMS-Chemie Holding AG	9	5,733
Givaudan SA	8	24,348
ICL Group Ltd.	1,211	9,780
Mitsubishi Chemical Group Corp.	2,500	11,428
Mitsui Chemicals, Inc.	500	9,739
Nippon Sanso Holdings Corp.	600	9,456
Nissan Chemical Corp.	200	8,913
Nitto Denko Corp.	200	10,820
Nutrien Ltd.	355	29,606
OCI NV	237	8,724
Shin-Etsu Chemical Co. Ltd.	300	29,703
Solvay SA	63	4,917
Sumitomo Chemical Co. Ltd.	3,300	11,332
Symrise AG	152	14,964
Tosoh Corp.	900	10,012
Umicore SA	170	5,020
Yara International ASA	258	9,082
		$268,751

Commercial Services — 3.21%
Adyen NV (a),(b)	8	10,207
Amadeus IT Group SA (a)	400	18,782
Ashtead Group PLC	177	8,075
Atlantia SpA	631	13,982
Brambles Ltd.	1,738	12,685
Bureau Veritas SA	490	11,036
Dai Nippon Printing Co. Ltd.	600	12,022
Edenred	443	20,562
Experian PLC	779	23,145
GMO Payment Gateway, Inc.	100	6,875
IDP Education Ltd.	232	3,928
Intertek Group PLC	268	11,093
Nuvei Corp. (a),(b)	150	4,054
Persol Holdings Co. Ltd.	600	11,090
Recruit Holdings Co. Ltd.	1,100	31,625
RELX PLC	1,992	48,976
Rentokil Initial PLC	2,345	12,502
Ritchie Bros Auctioneers, Inc.	174	10,872
Secom Co. Ltd.	300	17,155
Securitas AB, Class B	666	4,657

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Securitas AB — Rights	3,464	$1,445
SGS SA	7	15,075
TOPPAN, Inc.	700	10,418
Transurban Group	2,603	20,546
Worldline SA (a),(b)	133	5,302
		$346,109

Computers — 1.45%
Bechtle AG	105	3,821
Capgemini SE	61	9,894
CGI, Inc. (a)	322	24,241
Check Point Software Technologies Ltd. (a)	180	20,164
Computershare Ltd.	760	12,037
Itochu Techno-Solutions Corp.	400	9,369
NEC Corp.	400	12,782
Nomura Research Institute Ltd.	600	14,717
NTT Data Corp.	1,100	14,182
Otsuka Corp.	300	9,379
SCSK Corp.	700	10,592
Teleperformance	59	15,086
		$156,264

Construction Materials — 1.13%
AGC, Inc.	400	12,409
Cie de Saint-Gobain	207	7,516
Daikin Industries Ltd.	200	30,809
Geberit AG	37	16,031
Holcim AG	471	19,562
Investment AB Latour, Class B	236	3,947
James Hardie Industries PLC	274	5,405
Kingspan Group PLC	103	4,678
Nibe Industrier AB, Class B	717	6,467
Sika AG	51	10,374
Xinyi Glass Holdings Ltd.	3,000	4,365
		$121,563

Distribution/Wholesale — 1.78%
Bunzl PLC	651	20,062
Ferguson PLC	191	20,055
IMCD NV	43	5,167
ITOCHU Corp.	1,200	29,028
Marubeni Corp.	2,000	17,522
Mitsubishi Corp.	1,000	27,416
Mitsui & Co. Ltd.	1,400	29,880
Sumitomo Corp.	1,500	18,681
Toromont Industries Ltd.	156	10,860
Toyota Tsusho Corp.	400	12,382
		$191,053

Diversified Financial Services — 2.27%
AerCap Holdings NV (a)	111	4,699
Amundi SA (b)	91	3,831
ASX Ltd.	284	13,036
Deutsche Boerse AG	214	35,287
Euronext NV (b)	163	10,400
Futu Holdings Ltd., ADR (a)	105	3,915
Hong Kong Exchanges & Clearing Ltd.	900	30,911
IGM Financial, Inc.	376	9,369
Japan Exchange Group, Inc.	900	12,142

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Julius Baer Group Ltd.	130	$5,731
London Stock Exchange Group PLC	390	33,216
Mitsubishi HC Capital, Inc.	2,200	9,455
ORIX Corp.	1,300	18,221
Partners Group Holding AG	9	7,339
SBI Holdings, Inc.	600	10,762
Schroders PLC	894	3,886
Singapore Exchange Ltd.	2,400	15,808
TMX Group Ltd.	171	15,729
		$243,737

Electric — 3.80%
Algonquin Power & Utilities Corp.	1,056	11,536
Brookfield Renewable Corp., Class A	402	13,137
Canadian Utilities Ltd., Class A	340	8,844
CLP Holdings Ltd.	1,881	14,222
E.ON SE	1,232	9,534
EDP - Energias de Portugal SA	3,057	13,302
EDP Renovaveis SA	211	4,351
Electricite de France SA	452	5,267
Elia Group SA	79	9,322
Emera, Inc.	336	13,595
Endesa SA	907	13,707
Enel SpA	3,306	13,686
Engie SA	2,315	26,867
Fortis, Inc.	471	17,894
HK Electric Investments & HK Electric Investments Ltd.	12,000	8,408
Hydro One Ltd. (b)	726	17,754
Iberdrola SA	5,712	53,640
Mercury NZ Ltd.	2,553	8,144
Meridian Energy Ltd.	3,288	8,833
National Grid PLC	3,805	39,553
Northland Power, Inc.	572	16,750
Origin Energy Ltd.	1,403	4,640
Power Assets Holdings Ltd.	2,500	12,548
Red Electrica Corp. SA	699	10,762
RWE AG	243	9,000
SSE PLC	1,002	17,089
Terna - Rete Elettrica Nazionale	2,758	16,894
Verbund AG	111	9,513
		$408,792

Electrical Components & Equipment — 0.54%
ABB Ltd.	1,193	31,194
Legrand SA	258	16,855
Prysmian SpA	345	10,015
		$58,064

Electronics — 1.46%
Assa Abloy AB, Class B	396	7,483
Halma PLC	251	5,731
Hirose Electric Co. Ltd.	100	13,114
Hoya Corp.	300	28,771
Ibiden Co. Ltd.	400	10,944
MINEBEA MITSUMI, Inc.	700	10,345
Murata Manufacturing Co. Ltd.	600	27,494
Nidec Corp.	300	16,852

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electronics (continued)
Shimadzu Corp.	467	$12,245
TDK Corp.	500	15,391
Venture Corp. Ltd.	791	9,049
		$157,419

Energy — Alternate Sources — 0.05%
Siemens Gamesa Renewable Energy SA (a)	314	5,516

Engineering & Construction — 1.93%
Acciona SA	52	9,204
ACS Actividades de Construccion y Servicios SA	486	11,017
Aena SME SA (a),(b)	110	11,524
Aeroports de Paris (a)	39	4,548
Auckland International Airport Ltd. (a)	2,430	9,792
Bouygues SA	243	6,394
CK Infrastructure Holdings Ltd.	2,000	10,204
Eiffage SA	199	16,094
Ferrovial SA	839	19,233
Infrastrutture Wireless Italiane SpA (b)	1,006	8,844
Keppel Corp. Ltd.	2,300	11,130
Lendlease Corp. Ltd.	1,600	9,129
Singapore Technologies Engineering Ltd.	4,100	10,220
Taisei Corp.	400	11,110
Vinci SA	541	44,097
WSP Global, Inc.	141	15,528
		$208,068

Entertainment — 0.47%
Aristocrat Leisure Ltd.	668	14,066
Entain PLC	401	4,862
Evolution AB (b)	88	7,032
Genting Singapore Ltd.	17,200	9,401
La Francaise des Jeux SAEM (b)	321	9,586
Lottery Corp. Ltd. (a)	2,286	6,112
		$51,059

Food — 5.58%
Barry Callebaut AG	6	11,365
Carrefour SA	862	12,009
Chocoladefabriken Lindt & Spruengli AG	1	9,689
Coles Group Ltd.	1,485	15,607
Danone SA	505	24,039
Empire Co. Ltd., Class A	541	13,457
George Weston Ltd.	164	17,171
J Sainsbury PLC	4,537	8,830
Jeronimo Martins SGPS SA	770	14,376
Kerry Group PLC, Class A	169	15,105
Kesko Oyj, Class B	243	4,559
Koninklijke Ahold Delhaize NV	866	22,181
Loblaw Cos. Ltd.	271	21,459
MEIJI Holdings Co. Ltd.	300	13,328
Metro, Inc.	412	20,631
Mowi ASA	658	8,370
Nestle SA	2,179	236,472
Nisshin Seifun Group, Inc.	900	9,129
Orkla ASA	2,033	14,787
Salmar ASA	145	4,890
Saputo, Inc.	479	11,419

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Seven & i Holdings Co. Ltd.	600	$24,070
Tesco PLC	7,220	16,671
WH Group Ltd. (b)	23,500	14,819
Wilmar International Ltd.	5,600	14,972
Woolworths Group Ltd.	992	21,542
		$600,947

Food Service — 0.36%
Compass Group PLC	1,366	27,530
Sodexo SA	150	11,343
		$38,873

Forest Products & Paper — 0.47%
Holmen AB, Class B	104	3,978
Mondi PLC	337	5,245
Oji Holdings Corp.	2,700	10,037
Smurfit Kappa Group PLC	173	4,973
UPM-Kymmene Oyj	540	17,242
West Fraser Timber Co. Ltd.	127	9,188
		$50,663

Gas — 0.77%
AltaGas Ltd.	542	10,378
Enagas SA	609	9,454
Hong Kong & China Gas Co. Ltd.	8,250	7,273
Naturgy Energy Group SA	583	13,559
Osaka Gas Co. Ltd.	800	12,083
Snam SpA	4,060	16,497
Tokyo Gas Co. Ltd.	800	13,548
		$82,792

Hand/Machine Tools — 0.46%
Disco Corp.	100	22,110
Fuji Electric Co. Ltd.	300	10,965
Schindler Holding AG	38	5,956
Schindler Holding AG	34	5,169
Techtronic Industries Co. Ltd.	500	4,831
		$49,031

Healthcare — Products — 1.29%
Alcon, Inc.	224	13,199
Carl Zeiss Meditec AG	41	4,318
Cochlear Ltd.	140	17,421
Coloplast A/S, Class B	60	6,136
Demant A/S (a)	150	3,736
DiaSorin SpA	35	3,938
EssilorLuxottica SA	121	16,643
Fisher & Paykel Healthcare Corp. Ltd.	448	4,638
Lifco AB, Class B	294	4,138
Olympus Corp.	1,000	19,198
QIAGEN NV (a)	308	12,974
Sartorius Stedim Biotech	18	5,594
Siemens Healthineers AG (b)	149	6,466
Smith & Nephew PLC	628	7,366
Sonova Holding AG	29	6,466
Straumann Holding AG	65	6,050
		$138,281

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services — 0.52%
BioMerieux	51	$4,069
Eurofins Scientific SE	88	5,271
Fresenius SE & Co. KGaA	314	6,755
Lonza Group AG	23	11,336
Medibank Pvt Ltd.	4,980	11,053
Ramsay Health Care Ltd.	133	4,873
Sonic Healthcare Ltd.	645	12,616
		$55,973

Holding Companies — Diversified — 0.39%
CK Hutchison Holdings Ltd.	3,000	16,587
Jardine Matheson Holdings Ltd.	283	14,331
Swire Pacific Ltd., Class A	1,500	11,226
		$42,144

Home Builders — 0.46%
Daiwa House Industry Co. Ltd.	800	16,270
Iida Group Holdings Co. Ltd.	600	8,138
Open House Group Co. Ltd.	300	10,146
Sekisui House Ltd.	900	14,931
		$49,485

Home Furnishings — 0.67%
SEB SA	133	8,433
Sony Group Corp.	1,000	64,161
		$72,594

Household Products — 1.36%
Beiersdorf AG	131	12,961
Essity AB, Class B	403	8,018
L'Oreal SA	156	50,491
Unilever PLC	1,684	74,628
		$146,098

Household Products/Wares — 0.55%
Henkel AG & Co. KGaA	194	11,085
Reckitt Benckiser Group PLC	722	48,175
		$59,260

Insurance — 5.36%
Aegon NV	1,239	4,981
Ageas SA	126	4,623
AIA Group Ltd.	9,400	78,377
Allianz SE	153	24,262
Assicurazioni Generali SpA	650	8,931
Aviva PLC	1,418	6,146
AXA SA	1,896	41,763
Baloise Holding AG	84	10,786
Fairfax Financial Holdings Ltd.	30	13,702
Gjensidige Forsikring ASA	300	5,152
Great-West Lifeco, Inc.	282	6,088
iA Financial Corp., Inc.	304	15,447
Insurance Australia Group Ltd.	4,062	11,952
Intact Financial Corp.	215	30,427
M&G PLC	2,268	4,218
Manulife Financial Corp.	2,204	34,591
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	107	25,954

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Phoenix Group Holdings PLC	1,589	$9,346
Power Corp. of Canada	621	13,995
QBE Insurance Group Ltd.	2,673	19,714
Sampo Oyj, Class A	646	27,705
Sompo Holdings, Inc.	400	15,925
Sun Life Financial, Inc.	532	21,155
Suncorp Group Ltd.	1,916	12,292
Swiss Life Holding AG	33	14,666
Swiss Re AG	262	19,426
Tokio Marine Holdings, Inc.	1,500	26,584
Tryg A/S	548	11,333
Zurich Insurance Group AG	144	57,647
		$577,188

Internet — 0.73%
Adevinta ASA (a)	555	3,313
Auto Trader Group PLC (b)	1,485	8,539
CyberAgent, Inc.	1,200	10,099
MonotaRO Co. Ltd.	700	10,747
Prosus NV	256	13,541
Trend Micro, Inc.	300	16,210
United Internet AG	426	8,041
ZOZO, Inc.	400	7,998
		$78,488

Investment Companies — 0.16%
EXOR NV (a)	77	4,941
Groupe Bruxelles Lambert NV	89	6,270
Washington H Soul Pattinson & Co. Ltd.	322	5,518
		$16,729

Iron & Steel — 0.55%
ArcelorMittal SA	289	5,853
BlueScope Steel Ltd.	455	4,421
Fortescue Metals Group Ltd.	1,423	15,310
JFE Holdings, Inc.	1,000	9,266
Mineral Resources Ltd.	126	5,299
Nippon Steel Corp.	1,100	15,250
voestalpine AG	218	3,741
		$59,140

Leisure Products & Services — 0.04%
BRP, Inc.	63	3,881

Leisure Time — 0.25%
Shimano, Inc.	100	15,712
Yamaha Motor Co. Ltd.	600	11,222
		$26,934

Lodging — 0.27%
Accor SA (a)	184	3,897
City Developments Ltd.	1,600	8,467
Galaxy Entertainment Group Ltd.	1,000	5,911
InterContinental Hotels Group PLC	108	5,268
Sands China Ltd. (a)	2,000	5,019
		$28,562

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Construction & Mining — 0.78%
Epiroc AB, Class A	399	$5,758
Epiroc AB, Class B	367	4,663
Hitachi Construction Machinery Co. Ltd.	400	7,396
Hitachi Ltd.	700	29,571
Komatsu Ltd.	1,100	19,844
Mitsubishi Heavy Industries Ltd.	500	16,603
		$83,835

Machinery — Diversified — 1.32%
Atlas Copco AB, Class A	943	8,905
Atlas Copco AB, Class B	737	6,193
CNH Industrial NV	552	6,292
GEA Group AG	150	4,901
Husqvarna AB, Class B	715	4,001
Keyence Corp.	200	66,192
SMC Corp.	100	40,227
Spirax-Sarco Engineering PLC	49	5,690
		$142,401

Media — 0.88%
Bollore SE	1,246	5,766
Informa PLC	944	5,473
Pearson PLC	500	4,839
Quebecor, Inc., Class B	719	13,257
Shaw Communications, Inc., Class B	576	14,006
Thomson Reuters Corp.	90	9,239
Vivendi SE	1,365	10,665
Wolters Kluwer NV	319	31,239
		$94,484

Metal Fabrication & Hardware — 0.14%
Tenaris SA	754	9,802
VAT Group AG (b)	23	4,751
		$14,553

Mining — 2.92%
Anglo American PLC	821	25,076
BHP Group Ltd.	3,890	95,847
Boliden AB	366	11,429
Cameco Corp.	255	6,767
First Quantum Minerals Ltd.	721	12,240
Franco-Nevada Corp.	167	19,948
Glencore PLC	5,908	31,542
Lundin Mining Corp.	905	4,573
Norsk Hydro ASA	1,757	9,495
Rio Tinto Ltd.	291	17,383
Rio Tinto PLC	656	35,861
South32 Ltd.	4,902	11,382
Sumitomo Metal Mining Co. Ltd.	400	11,497
Teck Resources Ltd., Class B	470	14,294
Wheaton Precious Metals Corp.	222	7,189
		$314,523

Miscellaneous Manufacturers — 0.23%
Indutrade AB	266	4,372
Orica Ltd.	1,093	9,243

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacturers (continued)
Smiths Group PLC	683	$11,515
		$25,130

Office & Business Equipment — 0.30%
FUJIFILM Holdings Corp.	500	22,832
Seiko Epson Corp.	700	9,528
		$32,360

Oil & Gas — 5.56%
Aker BP ASA	372	10,680
Ampol Ltd.	768	14,124
ARC Resources Ltd.	800	9,608
BP PLC	14,785	71,497
Canadian Natural Resources Ltd.	676	31,467
Cenovus Energy, Inc.	1,037	15,930
DCC PLC	117	6,126
ENEOS Holdings, Inc.	4,600	14,782
Eni SpA	918	9,816
Equinor ASA	668	21,969
Galp Energia SGPS SA	471	4,535
Idemitsu Kosan Co. Ltd.	500	10,831
Imperial Oil Ltd.	273	11,820
Inpex Corp.	1,500	14,085
Neste Oyj	183	8,035
OMV AG	132	4,834
Parkland Corp.	379	8,121
Repsol SA	1,301	15,052
Santos Ltd.	2,871	13,020
Shell PLC	5,768	144,680
Suncor Energy, Inc.	941	26,499
TotalEnergies SE	1,926	91,123
Tourmaline Oil Corp.	281	14,604
Woodside Energy Group Ltd.	1,221	24,727
		$597,965

Packaging & Containers — 0.22%
CCL Industries, Inc., Class B	369	17,887
SIG Group AG	274	5,604
		$23,491

Pharmaceuticals — 8.45%
Amplifon SpA	176	4,640
Astellas Pharma, Inc.	200	2,649
AstraZeneca PLC	1,202	133,458
Bayer AG	598	27,788
Chugai Pharmaceutical Co. Ltd.	900	22,548
Daiichi Sankyo Co. Ltd.	1,400	39,099
GSK PLC	3,924	57,212
Hikma Pharmaceuticals PLC	292	4,445
Ipsen SA	94	8,743
Merck KGaA	53	8,664
Novartis AG	1,813	138,782
Novo Nordisk A/S, Class B	1,285	128,966
Ono Pharmaceutical Co. Ltd.	600	14,016
Orion Oyj, Class B	244	10,302
Recordati Industria Chimica e Farmaceutica SpA	260	9,604
Roche Holding AG	50	19,651
Roche Holding AG	545	178,656

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Sanofi	726	$55,783
Takeda Pharmaceutical Co. Ltd.	1,200	31,233
Teva Pharmaceutical Industries Ltd., ADR (a)	694	5,601
UCB SA	107	7,458
		$909,298

Pipelines — 1.17%
APA Group	2,557	15,685
Enbridge, Inc.	1,315	48,760
Keyera Corp.	456	9,388
Pembina Pipeline Corp.	781	23,724
TC Energy Corp.	715	28,800
		$126,357

Private Equity — 0.53%
3i Group PLC	512	6,248
Brookfield Asset Management, Inc., Class A	531	21,723
Capitaland Investment Ltd.	4,500	10,872
EQT AB	231	4,561
Eurazeo SE	167	8,813
Onex Corp.	109	5,000
		$57,217

Real Estate — 1.72%
Azrieli Group Ltd.	116	7,943
CK Asset Holdings Ltd.	2,500	15,033
Daito Trust Construction Co. Ltd.	100	9,376
ESR Group Ltd. (b)	4,200	10,594
Fastighets AB Balder (a)	872	3,517
FirstService Corp.	95	11,308
Hang Lung Properties Ltd.	3,000	4,923
Henderson Land Development Co. Ltd.	3,000	8,408
Hongkong Land Holdings Ltd.	2,317	10,241
Hulic Co. Ltd.	1,300	9,548
New World Development Co. Ltd.	3,000	8,523
REA Group Ltd.	57	4,188
Sagax AB, Class B	228	3,784
Sino Land Co. Ltd.	8,000	10,579
Sun Hung Kai Properties Ltd.	1,500	16,596
Swire Properties Ltd.	6,200	13,348
Swiss Prime Site AG	135	10,809
UOL Group Ltd.	2,800	12,964
Wharf Real Estate Investment Co. Ltd.	3,000	13,644
		$185,326

REITs — 1.63%
British Land Co. PLC	998	3,908
Canadian Apartment Properties REIT	160	4,876
CapitaLand Integrated Commercial Trust	8,417	11,252
CapLand Ascendas REIT	8,600	16,107
Covivio	74	3,591
Dexus	1,174	5,797
Gecina SA	49	3,863
Goodman Group	700	7,066
GPT Group	1,864	4,567
Klepierre SA	455	7,982
Land Securities Group PLC	1,430	8,332
Link REIT	3,100	21,681

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Mapletree Logistics Trust	8,500	$9,232
Mapletree Pan Asia Commercial Trust	10,500	12,575
Mirvac Group	4,629	5,759
RioCan Real Estate Investment Trust	681	9,180
Scentre Group	7,260	11,795
Segro PLC	648	5,448
Stockland	4,904	10,258
Vicinity Centres	7,943	8,815
Warehouses De Pauw CVA	154	3,791
		$175,875

Retail — 2.12%
Alimentation Couche-Tard, Inc.	648	26,087
Canadian Tire Corp. Ltd., Class A	111	11,816
Chow Tai Fook Jewellery Group Ltd.	5,200	9,791
Cie Financiere Richemont SA, Class B	316	30,194
Dollarama, Inc.	440	25,259
Domino's Pizza Enterprises Ltd.	103	3,394
JD Sports Fashion PLC	3,195	3,575
Kingfisher PLC	1,783	4,388
McDonald's Holdings Co. Japan Ltd.	300	10,447
Moncler SpA	128	5,318
Next PLC	87	4,664
Nitori Holdings Co. Ltd.	100	8,423
Pan Pacific International Holdings Corp.	800	14,151
Reece Ltd.	426	3,820
Restaurant Brands International, Inc.	437	23,246
Swatch Group AG	22	5,006
Swatch Group AG	103	4,359
USS Co. Ltd.	700	10,819
Welcia Holdings Co. Ltd.	500	10,554
Wesfarmers Ltd.	483	13,198
		$228,509

Semiconductors — 2.20%
Advantest Corp.	300	13,888
ASM International NV	25	5,727
ASML Holding NV	315	133,859
Infineon Technologies AG	453	10,082
Renesas Electronics Corp. (a)	1,800	14,949
STMicroelectronics NV	263	8,311
SUMCO Corp.	800	9,331
Tokyo Electron Ltd.	100	24,667
Tower Semiconductor Ltd. (a)	360	15,728
		$236,542

Shipbuilding — 0.08%
Kongsberg Gruppen ASA	275	8,385

Software — 1.44%
Constellation Software, Inc.	17	23,655
Dassault Systemes SE	256	8,966
Koei Tecmo Holdings Co. Ltd.	600	9,846
Konami Group Corp.	200	9,231
Nemetschek SE	86	4,149
Open Text Corp.	220	5,815
Oracle Corp. Japan	200	10,640
Sage Group PLC	1,553	12,089

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
SAP SE	377	$31,080
Square Enix Holdings Co. Ltd.	300	12,914
Temenos AG	62	4,238
TIS, Inc.	500	13,249
WiseTech Global Ltd.	271	9,014
		$154,886

Telecommunications — 4.33%
BCE, Inc.	321	13,460
Bezeq The Israeli Telecommunication Corp. Ltd.	8,700	14,249
BT Group PLC	9,027	12,231
Deutsche Telekom AG	3,183	54,566
Elisa Oyj	233	10,584
Hikari Tsushin, Inc.	100	11,774
HKT Trust & HKT Ltd.	9,000	10,548
KDDI Corp.	1,200	35,180
Koninklijke KPN NV	4,563	12,396
Nice Ltd. (a)	33	6,289
Nippon Telegraph & Telephone Corp.	1,200	32,386
Nokia Oyj	2,085	9,033
Orange SA	1,917	17,375
Proximus SADP	458	4,756
Rogers Communications, Inc., Class B	417	16,063
Singapore Telecommunications Ltd.	8,700	16,113
SoftBank Corp.	3,000	29,983
SoftBank Group Corp.	900	30,470
Spark New Zealand Ltd.	3,628	10,152
Swisscom AG	31	14,562
Tele2 AB, Class B	658	5,692
Telefonica Deutschland Holding AG	4,146	8,423
Telefonica SA	5,019	16,606
Telenor ASA	673	6,160
Telia Co. AB	3,835	11,069
Telstra Corp. Ltd.	5,521	13,596
TELUS Corp.	927	18,408
Vodafone Group PLC	21,411	24,174
		$466,298

Toys, Games & Hobbies — 0.56%
Bandai Namco Holdings, Inc.	300	19,553
Nintendo Co. Ltd.	1,000	40,448
		$60,001

Transportation — 2.26%
AP Moller - Maersk A/S, Class B	3	5,483
AP Moller - Maersk A/S, Class A	3	5,331
Aurizon Holdings Ltd.	4,404	9,719
Canadian National Railway Co.	558	60,262
Canadian Pacific Railway Ltd.	881	58,810
Deutsche Post AG	340	10,368
DSV A/S	69	8,149
Getlink SE	705	10,989
Kuehne + Nagel International AG	30	6,142
Mitsui OSK Lines Ltd.	600	10,787
MTR Corp. Ltd.	2,500	11,481
Nippon Yusen KK	600	10,227
SG Holdings Co. Ltd.	700	9,576
SITC International Holdings Co. Ltd.	2,000	3,700

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Transportation (continued)
TFI International, Inc.	59	$5,339
Yamato Holdings Co. Ltd.	700	10,529
ZIM Integrated Shipping Services Ltd.	279	6,557
		$243,449

Water — 0.16%
Severn Trent PLC	239	6,284
United Utilities Group PLC	1,065	10,569
		$16,853
TOTAL COMMON STOCKS		$10,594,913
PREFERRED STOCKS — 0.25%	Shares Held	Value
Auto Manufacturers — 0.08%
Bayerische Motoren Werke AG
8.79%	136	$8,917
Electronics — 0.05%
Sartorius AG
0.36%	15	$5,250
Household Products/Wares — 0.12%
Henkel AG & Co. KGaA
3.04%, 08/07/2022	224	$13,396
TOTAL PREFERRED STOCKS		$27,563
INVESTMENT COMPANIES — 0.34%	Shares Held	Value
Money Market Fund — 0.34%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (c)	36,406	$36,406
TOTAL INVESTMENT COMPANIES		$36,406
Total Investments		$10,658,882
Other Assets and Liabilities — 0.95%		102,059
Total Net Assets — 100.00%		$10,760,941

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $142,052 or 1.32% of net assets.
(c) Current yield shown is as of period end.

See accompanying notes. 29

Schedule of Investments

Principal International Adaptive Multi-Factor ETF

September 30, 2022 (unaudited)

Portfolio Summary (unaudited)

Location	Percent
Japan	20.03%
Canada	13.41%
United Kingdom	13.16%
Switzerland	9.67%
France	8.38%
Australia	7.63%
Hong Kong	4.12%
Germany	3.86%
Netherlands	3.28%
Singapore	2.34%
Spain	2.04%
Denmark	1.77%
Sweden	1.57%
Italy	1.55%
Israel	1.44%
Norway	1.09%
Finland	0.81%
Belgium	0.70%
Ireland	0.60%
United States	0.46%
New Zealand	0.39%
Portugal	0.30%
Luxemburg	0.19%
Austria	0.17%
Mongolia	0.05%
Jordan	0.04%
Other Assets and Liabilities	0.95%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS — 90.68%	Amount	Value

Aerospace & Defense — 2.44%
Boeing Co.
3.25%, 02/01/2028	$1,268,000	$1,105,997
3.50%, 03/01/2039	102,000	68,100
5.71%, 05/01/2040	514,000	448,960
5.81%, 05/01/2050	112,000	97,327
		$1,720,384

Agriculture — 1.45%
Altria Group, Inc.
3.40%, 02/04/2041	315,000	198,625
BAT Capital Corp.
2.26%, 03/25/2028	510,000	405,653
3.56%, 08/15/2027	477,000	418,888
		$1,023,166

Airlines — 3.76%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (a)	482,262	449,157
Southwest Airlines Co.
5.13%, 06/15/2027	225,000	220,279
5.25%, 05/04/2025	1,108,000	1,106,862
United Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	121,432	114,905
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	101,526	92,056
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030	869,580	670,774
		$2,654,033

Auto Manufacturers — 0.27%
General Motors Co.
5.00%, 10/01/2028	208,000	191,333

Banks — 19.48%
Bank of America Corp.
(6-month Secured Overnight Financing Rate + 1.06%),
2.09%, 06/14/2029 (b)	1,425,000	1,158,004
(5-year Treasury Constant Maturity Rate + 1.20%),
2.48%, 09/21/2036 (b)	488,000	352,477
(6-month Secured Overnight Financing Rate + 1.93%),
2.68%, 06/19/2041 (b)	165,000	106,566
(6-month Secured Overnight Financing Rate + 1.88%),
2.83%, 10/24/2051 (b)	654,000	389,075
(5-year Treasury Constant Maturity Rate + 2.00%),
3.85%, 03/08/2037 (b)	333,000	268,665
(6-month Secured Overnight Financing Rate + 1.83%),
4.57%, 04/27/2033 (b)	464,000	415,598
Barclays PLC
(1-year Treasury Constant Maturity Rate + 1.30%),
3.33%, 11/24/2042 (b)	240,000	151,755
4.84%, 05/09/2028	992,000	864,733
Citigroup, Inc.
(6-month Secured Overnight Financing Rate + 1.94%),
3.79%, 03/17/2033 (b)	898,000	752,755
5.61%, 09/29/2026	705,000	701,110
Credit Suisse Group AG

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Credit Suisse Group AG (continued)
(6-month Secured Overnight Financing Rate + 0.98%),
1.31%, 02/02/2027 (a),(b)	$614,000	$498,470
(5-year Treasury Constant Maturity Rate + 4.89%),
5.25%, 02/11/2027 (a),(b),(c),(d)	737,000	517,533
Deutsche Bank AG
(6-month U.S. International Swaps and Derivative Association + 2.55%),
4.88%, 12/01/2032 (b)	275,000	215,696
First Republic Bank
4.63%, 02/13/2047	614,000	492,004
Goldman Sachs Group, Inc.
(6-month Secured Overnight Financing Rate + 1.41%),
3.10%, 02/24/2033 (b)	2,238,000	1,777,542
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 0.70%),
1.04%, 02/04/2027 (b)	1,241,000	1,054,522
Morgan Stanley
(6-month Secured Overnight Financing Rate + 0.88%),
1.59%, 05/04/2027 (b)	300,000	259,226
(6-month Secured Overnight Financing Rate + 1.36%),
2.48%, 09/16/2036 (b)	439,000	314,600
(6-month Secured Overnight Financing Rate + 1.43%),
2.80%, 01/25/2052 (b)	351,000	211,898
(3-month USD LIBOR + 1.34%),
3.59%, 07/22/2028 (b)	640,000	575,738
5.00%, 11/24/2025	272,000	268,506
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	417,000	310,493
Natwest Group PLC
(3-month USD LIBOR + 1.91%),
5.08%, 01/27/2030 (b)	385,000	350,796
Standard Chartered PLC
(5-year Treasury Constant Maturity Rate + 5.66%),
6.00%, 07/26/2025 (a),(b),(c),(d)	340,000	301,641
UBS Group AG
(1-year Treasury Constant Maturity Rate + 1.75%),
4.75%, 05/12/2028 (a),(b)	310,000	291,002
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 2.10%),
2.39%, 06/02/2028 (b)	821,000	704,088
(6-month Secured Overnight Financing Rate + 2.10%),
4.90%, 07/25/2033 (b)	241,000	222,186
Westpac Banking Corp.
(1-year Treasury Constant Maturity Rate + 2.68%),
5.41%, 08/10/2033 (b)	254,000	227,782
		$13,754,461

Beverages — 1.57%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	813,000	694,180
4.90%, 01/23/2031	276,000	271,379
5.45%, 01/23/2039	150,000	142,936
		$1,108,495

Biotechnology — 0.31%
CSL Finance PLC
4.75%, 04/27/2052 (a)	250,000	215,107

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	September 30, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Chemicals — 0.20%
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)		$171,000	$140,069

Commercial Services — 1.78%
CoStar Group, Inc.
2.80%, 07/15/2030 (a)		895,000	706,461
PayPal Holdings, Inc.
4.40%, 06/01/2032		591,000	550,833
			$1,257,294

Computers — 0.55%
Apple, Inc.
3.95%, 08/08/2052		171,000	142,796
Dell International LLC/EMC Corp.
4.90%, 10/01/2026		255,000	245,649
			$388,445

Construction Materials — 0.54%
Masco Corp.
1.50%, 02/15/2028		475,000	383,270

Diversified Financial Services — 5.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026		601,000	507,008
3.00%, 10/29/2028		702,000	562,980
3.85%, 10/29/2041		375,790	249,621
Ally Financial, Inc.
5.75%, 11/20/2025		241,000	233,745
8.00%, 11/01/2031		678,000	710,786
Aviation Capital Group LLC
1.95%, 01/30/2026 (a)		646,000	542,258
Avolon Holdings Funding Ltd.
2.75%, 02/21/2028 (a)		164,000	128,782
4.25%, 04/15/2026 (a)		365,000	327,284
5.50%, 01/15/2026 (a)		139,000	130,729
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051 (a)		220,342	132,226
Brookfield Finance, Inc.
4.85%, 03/29/2029		225,000	210,361
			$3,735,780

Electric — 7.93%
Ameren Illinois Co.
3.85%, 09/01/2032		230,000	207,240
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051		135,000	96,784
Commonwealth Edison Co.
4.00%, 03/01/2049		331,000	263,414
DTE Energy Co.
3.40%, 06/15/2029		280,000	245,139
Duke Energy Carolinas LLC
3.55%, 03/15/2052		126,000	91,753
Duke Energy Florida LLC
3.85%, 11/15/2042		169,000	131,867
Duke Energy Ohio, Inc.
4.30%, 02/01/2049		209,000	168,775
Entergy Corp.
1.90%, 06/15/2028		211,000	173,125

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	September 30, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Electric (continued)
Evergy, Inc.
2.90%, 09/15/2029		$210,000	$173,489
ITC Holdings Corp.
4.95%, 09/22/2027 (a)		275,000	268,284
Monongahela Power Co.
3.55%, 05/15/2027 (a)		116,000	106,830
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027		194,000	168,351
2.44%, 01/15/2032		97,000	75,460
4.45%, 06/20/2025		139,000	136,571
NRG Energy, Inc.
2.00%, 12/02/2025 (a)		341,000	301,170
4.45%, 06/15/2029 (a)		210,000	182,154
NSTAR Electric Co.
4.95%, 09/15/2052		146,000	136,367
Ohio Edison Co.
5.50%, 01/15/2033		97,000	95,609
Pacific Gas & Electric Co.
1.70%, 11/15/2023		368,000	352,872
2.95%, 03/01/2026		474,000	418,165
4.95%, 06/08/2025		308,000	298,982
4.50%, 07/01/2040		419,121	304,917
Southern California Edison Co.
3.45%, 02/01/2052		103,000	69,266
4.88%, 03/01/2049		211,000	176,348
Southern Co.
(3-month USD LIBOR + 3.63%),
6.92%, 03/15/2057		410,000	400,775
Tampa Electric Co.
3.63%, 06/15/2050		117,000	85,419
Virginia Electric & Power Co.
3.80%, 04/01/2028		146,000	136,989
WEC Energy Group, Inc.
1.38%, 10/15/2027		283,000	233,088
5.00%, 09/27/2025		103,000	102,628
			$5,601,831

Entertainment — 1.56%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 (a)		448,000	368,562
5.05%, 03/15/2042 (a)		578,000	432,485
5.39%, 03/15/2062 (a)		412,000	298,663
			$1,099,710

Environmental Control — 0.51%
Waste Connections, Inc.
4.20%, 01/15/2033		399,000	361,479

Food — 2.86%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.63%, 01/15/2032 (a)		828,000	646,875
3.75%, 12/01/2031 (a)		241,000	192,930
4.38%, 02/02/2052 (a)		558,000	374,005
6.50%, 12/01/2052 (a)		215,000	191,015

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	September 30, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Food (continued)
Kraft Heinz Foods Co.
4.88%, 10/01/2049		$345,000	$284,344
Mars, Inc.
2.38%, 07/16/2040 (a)		125,000	82,373
Pilgrim's Pride Corp.
3.50%, 03/01/2032 (a)		328,000	247,269
Sysco Corp.
3.15%, 12/14/2051		736	465
			$2,019,276

Gas — 1.43%
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030		418,000	321,595
NiSource, Inc.
0.95%, 08/15/2025		351,000	311,543
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029		245,000	215,664
Southern California Gas Co.
2.55%, 02/01/2030		191,000	160,615
			$1,009,417

Healthcare — Products — 1.27%
Boston Scientific Corp.
2.65%, 06/01/2030		787,000	653,003
Danaher Corp.
2.80%, 12/10/2051		374,000	240,610
			$893,613

Healthcare — Services — 3.37%
Centene Corp.
2.45%, 07/15/2028		765,000	622,878
3.38%, 02/15/2030		1,555,000	1,271,212
HCA, Inc.
5.63%, 09/01/2028		208,000	198,207
UnitedHealth Group, Inc.
2.75%, 05/15/2040		148,000	103,628
4.75%, 05/15/2052		202,000	180,671
			$2,376,596

Insurance — 5.39%
AIA Group Ltd.
3.20%, 09/16/2040 (a)		258,000	192,586
Arthur J Gallagher & Co.
2.40%, 11/09/2031		340,000	260,129
Athene Global Funding
1.45%, 01/08/2026 (a),(e)		300,000	260,837
2.50%, 03/24/2028 (a)		480,000	399,560
2.55%, 11/19/2030 (a)		180,000	137,326
Athene Holding Ltd.
3.45%, 05/15/2052		214,000	133,037
Corebridge Financial, Inc.
4.40%, 04/05/2052 (a)		209,000	158,852
Enstar Group Ltd.
3.10%, 09/01/2031		470,000	333,773
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052		181,000	111,866

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
Markel Corp.
4.30%, 11/01/2047	$303,000	$233,321
Marsh & McLennan Cos., Inc.
2.90%, 12/15/2051	171,000	105,972
MetLife, Inc.
5.00%, 07/15/2052	167,000	152,231
New York Life Insurance Co.
3.75%, 05/15/2050 (a)	216,000	159,709
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58%),
5.00%, 04/02/2049 (a),(b)	1,000,000	875,000
XLIT Ltd.
5.50%, 03/31/2045	313,000	289,326
		$3,803,525

Internet — 0.64%
Amazon.com, Inc.
3.10%, 05/12/2051	368,000	257,627
Meta Platforms, Inc.
4.45%, 08/15/2052 (a)	241,000	196,676
		$454,303

Lodging — 0.28%
Hyatt Hotels Corp.
1.80%, 10/01/2024	210,000	196,883

Media — 3.17%
Charter Communications Operating LLC/Charter Communications Operating
Capital
2.30%, 02/01/2032	285,000	203,515
Comcast Corp.
3.97%, 11/01/2047	516,000	394,537
Fox Corp.
4.71%, 01/25/2029	349,000	327,863
Paramount Global
2.90%, 01/15/2027	779,000	693,668
5.25%, 04/01/2044	160,000	119,548
Time Warner Cable LLC
5.50%, 09/01/2041	352,000	276,290
5.88%, 11/15/2040	271,000	223,091
		$2,238,512

Mining — 0.80%
Newmont Corp.
2.25%, 10/01/2030	347,000	268,422
Yamana Gold, Inc.
2.63%, 08/15/2031	405,000	299,532
		$567,954

Miscellaneous Manufacturers — 1.25%
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	762,000	682,692
Parker-Hannifin Corp.
4.25%, 09/15/2027	209,000	199,062
		$881,754

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	September 30, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Oil & Gas — 1.68%
Canadian Natural Resources Ltd.
4.95%, 06/01/2047		$251,000	$213,504
Devon Energy Corp.
4.50%, 01/15/2030		316,000	287,626
Exxon Mobil Corp.
3.00%, 08/16/2039		192,000	142,505
Marathon Oil Corp.
4.40%, 07/15/2027		334,000	311,852
Shell International Finance BV
3.13%, 11/07/2049		339,000	232,015
			$1,187,502

Packaging & Containers — 0.23%
WRKCo, Inc.
3.00%, 06/15/2033		211,000	163,256

Pharmaceuticals — 5.51%
AbbVie, Inc.
4.05%, 11/21/2039		214,000	172,145
4.25%, 11/21/2049		410,000	329,135
Bayer U.S. Finance II LLC
4.63%, 06/25/2038 (a)		440,000	364,100
Becton Dickinson and Co.
3.70%, 06/06/2027		1,376,000	1,280,497
4.67%, 06/06/2047		176,000	151,103
4.69%, 12/15/2044		275,000	234,864
Bristol-Myers Squibb Co.
4.13%, 06/15/2039		300,000	262,197
Cigna Corp.
4.38%, 10/15/2028		486,000	458,904
CVS Health Corp.
5.05%, 03/25/2048		347,000	305,590
Merck & Co., Inc.
2.75%, 12/10/2051		140,000	91,180
Zoetis, Inc.
3.90%, 08/20/2028		264,000	244,437
			$3,894,152

Pipelines — 2.53%
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029		96,000	82,278
Enbridge, Inc.
2.50%, 08/01/2033		276,000	206,691
Energy Transfer LP
3.75%, 05/15/2030		589,000	498,743
4.95%, 06/15/2028		172,000	160,199
5.15%, 03/15/2045		344,000	270,714
Enterprise Products Operating LLC
4.20%, 01/31/2050		315,000	240,537
Kinder Morgan, Inc.
3.60%, 02/15/2051		175,000	113,458
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027		224,000	214,901
			$1,787,521

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	September 30, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Private Equity — 0.37%
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (a)		$249,000	$170,922
KKR Group Finance Co. X LLC
3.25%, 12/15/2051 (a)		140,000	91,084
			$262,006

REITs — 2.10%
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031		479,000	343,625
Kimco Realty Corp.
3.20%, 04/01/2032		254,000	206,336
Realty Income Corp.
3.10%, 12/15/2029		70	60
Spirit Realty LP
3.20%, 01/15/2027		795,000	697,360
3.20%, 02/15/2031		156,000	121,549
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030 (a)		135,000	112,755
			$1,481,685

Semiconductors — 1.21%
Broadcom, Inc.
4.11%, 09/15/2028		133,000	119,814
KLA Corp.
3.30%, 03/01/2050		295,000	207,212
Micron Technology, Inc.
3.37%, 11/01/2041		185,000	118,944
NVIDIA Corp.
3.50%, 04/01/2040		368,000	285,855
3.50%, 04/01/2050		170,000	124,455
			$856,280

Software — 3.06%
Fiserv, Inc.
4.40%, 07/01/2049		276,000	214,064
Oracle Corp.
2.80%, 04/01/2027		272,000	240,053
4.00%, 07/15/2046		428,000	289,252
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032		168,000	145,900
VMware, Inc.
1.80%, 08/15/2028		187,000	148,249
4.65%, 05/15/2027		1,177,000	1,124,232
			$2,161,750

Telecommunications — 4.12%
AT&T, Inc.
3.50%, 09/15/2053		1,450,000	966,194
T-Mobile USA, Inc.
3.38%, 04/15/2029		591,000	510,612
Verizon Communications, Inc.
2.36%, 03/15/2032		1,167,000	894,886
2.65%, 11/20/2040		827,000	539,003
			$2,910,695

See accompanying notes.

Schedule of Investments
	Principal Investment Grade Corporate Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Transportation — 1.10%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042	$107,000	$91,923
FedEx Corp.
4.10%, 02/01/2045	301,000	218,219
Union Pacific Corp.
2.95%, 03/10/2052	251,000	165,408
3.50%, 02/14/2053	420,000	304,164
		$779,714

Trucking & Leasing — 0.46%
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (a)	393,000	327,347

Water — 0.21%
Essential Utilities, Inc.
2.40%, 05/01/2031	190,000	148,347
TOTAL BONDS		$64,036,945
INVESTMENT COMPANIES — 8.23%	Shares Held	Value

Money Market Funds — 8.23%
Principal Government Money Market Fund — Institutional Class 2.80% (f),(g),(h)	198,135	198,135
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (g)	5,616,876	5,616,876
TOTAL INVESTMENT COMPANIES		$5,815,011
Total Investments		$69,851,956
Other Assets and Liabilities — 1.09%		768,502

Total Net Assets — 100.00%		$70,620,458

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,830,581 or 16.75% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $819,174 or 1.16% of net assets.
(e)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $193,818 or
0.27% of net assets.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(g) Current yield shown is as of period end.
(h)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $198,135 or 0.28% of net assets.

See accompanying notes. 39

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	September 30, 2022 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial			32.62%
Consumer, Non-cyclical			18.11%
Utilities			9.57%
Money Market Funds			8.23%
Communications			7.94%
Industrial			6.54%
Consumer, Cyclical			5.87%
Technology			4.82%
Energy			4.21%
Basic Materials			1.00%
Other Assets and Liabilities			1.09%
TOTAL NET ASSETS			100.00%

	June 30, 2022	Purchases		Sales	September 30, 2022
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
2.80%	$1,398,980		$2,860,743	$4,061,588	$198,135
	$1,398,980		$2,860,743	$4,061,588	$198,135

				Realized Gain from	Change in
		Realized Gain/(Loss) on		Capital Gain	Unrealized
	Income (a)	Investments		Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
2.80%	$—		$—	$—	$—
	$—		$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

					Value and Unrealized
				Notional	Appreciation/
Description and Expiration Date		Type	Futures Contracts	Amount	(Depreciation)
U.S. 10 Year Notes; December 2022		Short	12	$1,389,000	$44,389
U.S. Long Bond CBT; December 2022		Long	6	762,000	(3,325)
U.S. Treasury Ultra Bond; December 2022		Long	14	2,050,000	(132,577)
Total					$(91,513)

See accompanying notes. 40

	Schedule of Investments
	Principal Millennial Global Growth ETF
	September 30, 2022 (unaudited)

COMMON STOCKS — 99.64%	Shares Held	Value

Apparel — 5.62%
adidas AG	535	$62,332
Carter's, Inc.	592	38,794
Columbia Sportswear Co.	602	40,515
Fila Holdings Corp.	2,289	50,077
Gildan Activewear, Inc.	1,532	43,309
Kering SA	194	87,184
Levi Strauss & Co., Class A	2,749	39,778
LVMH Moet Hennessy Louis Vuitton SE	174	104,091
NIKE, Inc., Class B	856	71,151
PVH Corp.	708	31,718
Ralph Lauren Corp.	479	40,681
SMCP SA (a),(b)	7,741	39,109
Torrid Holdings, Inc. (a)	8,965	37,384
Urban Outfitters, Inc. (a)	20,348	399,838
VF Corp.	2,027	60,627
		$1,146,588

Beverages — 2.11%
Brown-Forman Corp., Class B	1,696	112,903
Constellation Brands, Inc., Class A	496	113,921
Fevertree Drinks PLC	2,520	23,565
Monster Beverage Corp. (a)	1,425	123,918
Treasury Wine Estates Ltd.	6,838	54,980
		$429,287

Commercial Services — 2.67%
Aaron's Co., Inc.	2,705	26,293
Adyen NV (a),(b)	245	312,578
Global Payments, Inc.	842	90,978
GMO Payment Gateway, Inc.	600	41,249
Nuvei Corp. (a)	788	21,316
Paysafe Ltd. (a)	17,539	24,204
PROG Holdings, Inc. (a)	1,887	28,267
		$544,885

Computers — 0.44%
Apple, Inc.	649	89,692

Construction Materials — 1.11%
Fortune Brands Home & Security, Inc.	1,525	81,877
Masco Corp.	2,227	103,979
Mohawk Industries, Inc. (a)	438	39,941
		$225,797

Diversified Financial Services — 8.53%
Coinbase Global, Inc., Class A (a)	3,595	231,842
Discover Financial Services	6,179	561,795
Futu Holdings Ltd., ADR (a)	11,449	426,933
LexinFintech Holdings Ltd., ADR (a)	140,957	238,217
Lufax Holding Ltd., ADR	66,343	168,511
Rocket Cos., Inc., Class A	4,885	30,873
XP, Inc., Class A (a)	4,193	79,709
		$1,737,880

Entertainment — 5.57%
CTS Eventim AG & Co. KGaA (a)	5,354	223,110
DraftKings, Inc., Class A (a)	2,792	42,271
HYBE Co. Ltd. (a)	2,196	207,213

See accompanying notes.

Schedule of Investments
Principal Millennial Global Growth ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment (continued)
Universal Music Group NV	18,476	$349,944
Warner Music Group Corp., Class A	13,509	313,544
		$1,136,082

Food — 3.19%
Albertsons Cos., Inc., Class A	3,406	84,673
Kroger Co.	11,869	519,269
Sprouts Farmers Market, Inc. (a)	1,700	47,175
		$651,117

Home Builders — 0.76%
DR Horton, Inc.	1,566	105,470
Toll Brothers, Inc.	1,156	48,552
		$154,022

Home Furnishings — 2.11%
Arhaus, Inc. (a),(c)	6,383	45,000
Sleep Number Corp. (a)	1,072	36,245
Sony Group Corp.	4,700	301,556
Tempur Sealy International, Inc.	1,945	46,952
		$429,753

Internet — 27.15%
AfreecaTV Co. Ltd.	4,592	204,132
Alphabet, Inc., Class C (a)	4,876	468,827
D-MARKET Elektronik Hizmetler ve Ticaret A/S, ADR (a),(c)	26,193	25,229
eBay, Inc.	1,977	72,773
Expedia Group, Inc. (a)	2,326	217,923
Farfetch Ltd., Class A (a)	3,934	29,308
Hello Group, Inc.	64,557	298,253
iQIYI, Inc., ADR (a),(c)	82,285	222,992
JD.com, Inc., ADR	2,207	111,012
JOYY, Inc., ADR	15,227	395,902
Kakao Corp.	1,435	57,272
Kuaishou Technology (a),(b)	52,500	340,764
Lulu's Fashion Lounge Holdings, Inc. (a),(c)	8,013	37,341
Match Group, Inc. (a)	4,136	197,494
Meta Platforms, Inc., Class A (a)	512	69,468
Naspers Ltd., Class N	4,362	545,440
Netflix, Inc. (a)	1,818	428,030
Pinterest, Inc., Class A (a)	4,741	110,465
RealReal, Inc. (a)	7,483	11,225
Revolve Group, Inc. (a)	9,421	204,342
Rightmove PLC	7,136	38,420
Shutterstock, Inc.	585	29,350
Snap, Inc., Class A (a)	12,498	122,730
Temple & Webster Group Ltd. (a)	11,836	37,930
Tencent Holdings Ltd.	2,600	88,238
Tencent Music Entertainment Group, ADR (a)	114,796	466,072
THG PLC (a)	49,088	20,674
Trip.com Group Ltd., ADR (a)	21,484	586,728
Vipshop Holdings Ltd., ADR (a)	6,606	55,557
Weibo Corp. (a)	2,425	41,468
		$5,535,359

Leisure Time — 2.66%
Camping World Holdings, Inc., Class A	18,276	462,748

See accompanying notes.

	Schedule of Investments
	Principal Millennial Global Growth ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Leisure Time (continued)
Shimano, Inc.	500	$78,560
		$541,308

Media — 4.55%
Comcast Corp., Class A	2,422	71,037
Fox Corp., Class B	3,177	90,545
Paramount Global, Class B	11,903	226,633
Sirius XM Holdings, Inc.	17,148	97,915
Vivendi SE	56,590	442,135
		$928,265

Real Estate — 0.44%
REA Group Ltd.	1,220	89,626

REITs — 3.47%
EastGroup Properties, Inc.	566	81,697
Equity Residential	1,281	86,109
Prologis, Inc.	701	71,222
Rexford Industrial Realty, Inc.	1,546	80,392
Segro PLC	42,118	354,112
Warehouses De Pauw CVA	1,366	33,629
		$707,161

Retail — 16.59%
Academy Sports & Outdoors, Inc.	1,380	58,208
American Eagle Outfitters, Inc.	3,233	31,457
ANTA Sports Products Ltd.	10,000	105,992
Bath & Body Works, Inc.	2,412	78,631
Bed Bath & Beyond, Inc. (a),(c)	15,047	91,636
Dick's Sporting Goods, Inc.	544	56,924
Foot Locker, Inc.	1,832	57,030
Frasers Group PLC (a)	7,123	53,923
Goldwin, Inc.	1,200	63,511
H & M Hennes & Mauritz AB, Class B (c)	9,179	85,573
Hibbett, Inc.	1,225	61,017
Home Depot, Inc.	2,274	627,488
Industria de Diseno Textil SA	33,846	705,874
Kingfisher PLC	17,684	43,518
Li Ning Co. Ltd.	14,771	113,093
Lowe's Cos., Inc.	564	105,925
Lululemon Athletica, Inc. (a)	312	87,223
Next PLC	1,587	85,072
Pandora A/S	1,302	61,629
Petco Health & Wellness Co., Inc. (a),(c)	2,775	30,969
Qurate Retail, Inc., Series A	11,413	22,940
Ryohin Keikaku Co. Ltd.	4,920	41,099
Signet Jewelers Ltd.	7,692	439,906
Starbucks Corp.	1,267	106,757
Truworths International Ltd.	14,892	41,015
Victoria's Secret & Co. (a)	1,057	30,780
Williams-Sonoma, Inc.	794	93,573
		$3,380,763

Semiconductors — 0.25%
NVIDIA Corp.	421	51,105

Software — 5.06%
Bilibili, Inc., ADR (a),(c)	14,431	221,083

See accompanying notes.

Schedule of Investments
Principal Millennial Global Growth ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
DouYu International Holdings Ltd., ADR (a)	177,364	$177,364
Fidelity National Information Services, Inc.	1,130	85,394
Fiserv, Inc. (a)	1,151	107,699
HUYA, Inc., ADR (a)	82,620	183,416
Kakao Games Corp. (a)	920	27,426
Microsoft Corp.	369	85,940
NetEase, Inc., ADR	1,388	104,933
XD, Inc. (a)	19,000	38,728
		$1,031,983

Telecommunications — 2.87%
AT&T, Inc.	38,150	585,221

Toys, Games & Hobbies — 2.94%
Funko, Inc., Class A (a)	29,599	598,492

Transportation — 1.55%
Deutsche Post AG	2,559	78,035
FedEx Corp.	491	72,899
United Parcel Service, Inc., Class B	531	85,778
XPO Logistics, Inc. (a)	745	33,167
Yamato Holdings Co. Ltd.	3,100	46,629
		$316,508
TOTAL COMMON STOCKS		$20,310,894
INVESTMENT COMPANIES — 1.96%	Shares Held	Value

Money Market Funds — 1.96%
Principal Government Money Market Fund — Institutional Class 2.80% (d),(e),(f)	330,928	$330,928
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (f)	69,049	69,049
TOTAL INVESTMENT COMPANIES		$399,977
Total Investments		$20,710,871
Other Assets and Liabilities — (1.60)%		(326,673)

Total Net Assets — 100.00%		$20,384,198

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $692,451 or 3.40% of net assets.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $310,650 or
1.52% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $330,928 or 1.62% of net assets.
(f) Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
	Principal Millennial Global Growth ETF
	September 30, 2022 (unaudited)

Portfolio Summary (unaudited)
Location		Percent
United States		51.86%
Cayman Islands		22.05%
Spain		3.46%
France		3.30%
Netherlands		3.24%
United Kingdom		3.04%
South Africa		2.88%
Japan		2.81%
Republic Of Korea		2.68%
Bermuda		2.28%
Germany		1.78%
Australia		0.90%
Sweden		0.42%
Canada		0.32%
Denmark		0.30%
Belgium		0.16%
Turkey		0.12%
Other Assets and Liabilities		(1.60)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	September 30, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
2.80%	$988,500	$5,231,115	$5,888,687	$330,928
	$988,500	$5,231,115	$5,888,687	$330,928

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
2.80%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2022 (unaudited)

COMMON STOCKS — 99.72%	Shares Held	Value
Advertising — 1.11%
Interpublic Group of Cos., Inc.	13,532	$346,419
Aerospace & Defense — 1.41%
Lockheed Martin Corp.	1,141	440,757
Apparel — 2.30%
NIKE, Inc., Class B	4,613	383,433
Tapestry, Inc.	11,894	338,146
		$721,579

Auto Manufacturers — 0.33%
Tesla, Inc. (a)	392	103,978
Banks — 4.90%
Bank of America Corp.	18,877	570,086
JPMorgan Chase & Co.	6,246	652,707
SVB Financial Group (a)	926	310,932
		$1,533,725

Biotechnology — 3.19%
Gilead Sciences, Inc.	7,538	465,019
Regeneron Pharmaceuticals, Inc. (a)	775	533,874
		$998,893

Commercial Services — 4.31%
Gartner, Inc. (a)	1,636	452,665
Moody's Corp.	1,557	378,522
PayPal Holdings, Inc. (a)	6,040	519,863
		$1,351,050

Computers — 6.52%
Apple, Inc.	12,187	1,684,243
Fortinet, Inc. (a)	7,313	359,288
		$2,043,531

Diversified Financial Services — 5.21%
Ameriprise Financial, Inc.	1,624	409,167
Mastercard, Inc., Class A	2,034	578,348
Visa, Inc., Class A	3,628	644,514
		$1,632,029

Electrical Components & Equipment — 1.28%
AMETEK, Inc.	3,528	400,110
Electronics — 6.10%
Agilent Technologies, Inc.	3,459	420,441
Allegion PLC	3,640	326,435
Amphenol Corp., Class A	6,237	417,630
Mettler-Toledo International, Inc. (a)	342	370,769
TE Connectivity Ltd.	3,411	376,438
		$1,911,713

Food — 2.85%
General Mills, Inc.	6,174	472,990
Mondelez International, Inc., Class A	7,666	420,327
		$893,317

Healthcare — Products — 8.84%
Abbott Laboratories	5,320	514,763

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Healthcare — Products (continued)
Bio-Techne Corp.		1,176	$333,984
IDEXX Laboratories, Inc. (a)		1,184	385,747
Teleflex, Inc.		1,467	295,542
Thermo Fisher Scientific, Inc.		1,125	570,589
Waters Corp. (a)		1,225	330,174
West Pharmaceutical Services, Inc.		1,380	339,591
			$2,770,390

Healthcare — Services — 7.49%
Charles River Laboratories International, Inc. (a)		1,785	351,288
IQVIA Holdings, Inc. (a)		2,044	370,250
Laboratory Corp. of America Holdings		1,800	368,658
Quest Diagnostics, Inc.		3,017	370,156
UnitedHealth Group, Inc.		1,756	886,850
			$2,347,202

Insurance — 1.28%
Berkshire Hathaway, Inc., Class B (a)		138	36,849
Prudential Financial, Inc.		4,249	364,479
			$401,328

Internet — 3.80%
Alphabet, Inc., Class A (a)		1,600	153,040
Alphabet, Inc., Class C (a)		5,712	549,209
Amazon.com, Inc. (a)		4,319	488,047
			$1,190,296

Machinery — Diversified — 1.36%
IDEX Corp.		2,129	425,481
Media — 2.69%
Comcast Corp., Class A		13,748	403,229
FactSet Research Systems, Inc.		1,096	438,520
			$841,749

Oil & Gas Services — 1.09%
Schlumberger NV		9,484	340,476
Pharmaceuticals — 10.88%
AbbVie, Inc.		4,496	603,408
Bristol-Myers Squibb Co.		7,287	518,033
Eli Lilly & Co.		2,093	676,771
Merck & Co., Inc.		6,999	602,754
Pfizer, Inc.		13,451	588,616
Zoetis, Inc.		2,835	420,402
			$3,409,984

REITs — 1.04%
Weyerhaeuser Co.		11,373	324,813
Retail — 6.10%
Chipotle Mexican Grill, Inc. (a)		320	480,883
McDonald's Corp.		2,385	550,315
O'Reilly Automotive, Inc. (a)		700	492,345
Yum! Brands, Inc.		3,647	387,822
			$1,911,365

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Semiconductors — 4.76%
Applied Materials, Inc.		4,671	$382,695
Lam Research Corp.		951	348,066
QUALCOMM, Inc.		4,003	452,259
Teradyne, Inc.		4,086	307,063
			$1,490,083

Software — 8.21%
Microsoft Corp.		9,191	2,140,584
Synopsys, Inc. (a)		1,412	431,380
			$2,571,964

Telecommunications — 1.68%
Cisco Systems, Inc.		13,164	526,560
Transportation — 0.99%
FedEx Corp.		2,087	309,857
TOTAL COMMON STOCKS			$31,238,649
INVESTMENT COMPANIES — 0.24%		Shares Held	Value
Money Market Fund — 0.24%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (b)		74,105	$74,105
TOTAL INVESTMENT COMPANIES			$74,105
Total Investments			$31,312,754
Other Assets and Liabilities — 0.04%			12,503
Total Net Assets — 100.00%			$31,325,257

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	37.58%
Technology	19.49%
Financial	12.42%
Industrial	11.13%
Communications	9.27%
Consumer, Cyclical	8.74%
Energy	1.09%
Money Market Fund	0.24%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes. 48

	Schedule of Investments
Principal Real Estate Active Opportunities ETF
	September 30, 2022 (unaudited)

COMMON STOCKS — 97.64%	Shares Held	Value

Entertainment — 3.16%
Marriott Vacations Worldwide Corp.	1,264	$154,031

REITs — 94.48%
Alexandria Real Estate Equities, Inc.	1,693	237,342
American Homes 4 Rent, Class A	6,946	227,898
American Tower Corp.	1,419	304,659
Crown Castle, Inc.	1,414	204,394
CubeSmart	5,649	226,299
DiamondRock Hospitality Co.	17,117	128,549
Digital Realty Trust, Inc.	1,591	157,795
Equinix, Inc.	388	220,710
Equity LifeStyle Properties, Inc.	3,555	223,396
Extra Space Storage, Inc.	1,996	344,729
Invitation Homes, Inc.	10,368	350,127
Medical Properties Trust, Inc.	10,452	123,961
Rexford Industrial Realty, Inc.	6,298	327,496
SBA Communications Corp.	757	215,480
Sun Communities, Inc.	2,276	308,011
Terreno Realty Corp.	4,199	222,505
Ventas, Inc.	7,171	288,059
VICI Properties, Inc.	10,836	323,455
Welltower, Inc.	2,549	163,952
		$4,598,817
TOTAL COMMON STOCKS		$4,752,848
INVESTMENT COMPANIES — 2.56%	Shares Held	Value

Money Market Fund — 2.56%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (a)	124,473	124,473
TOTAL INVESTMENT COMPANIES		$124,473
Total Investments		$4,877,321
Other Assets and Liabilities — (0.20)%		(9,899)

Total Net Assets — 100.00%		$4,867,422

(a) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	94.48%
Consumer, Cyclical	3.16%
Money Market Fund	2.56%
Other Assets and Liabilities	(0.20)%
TOTAL NET ASSETS	100.00%

See accompanying notes. 49

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS — 95.30%	Amount	Value

Banks — 41.61%
Bank of America Corp.
(5-year Treasury Constant Maturity Rate + 2.76%),
4.38%, 01/27/2027 (a),(b)	$9,588,000	$7,694,370
(5-year Treasury Constant Maturity Rate + 3.23%),
6.13%, 04/27/2027 (a),(b)	7,731,000	7,305,795
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	600,000	589,380
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b)	2,937,000	2,465,612
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	9,047,000	7,964,473
(5-year Treasury Constant Maturity Rate + 2.63%),
3.75%, 12/20/2026 (a),(b)	3,412,000	2,635,770
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	568,000	543,860
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	4,041,000	3,607,479
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	6,780,000	5,590,991
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	7,645,000	6,440,912
(3-month USD LIBOR + 3.91%),
5.95%, 05/15/2025 (a),(b)	2,002,000	1,811,904
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.22%),
4.00%, 10/06/2026 (a),(b)	1,906,000	1,526,621
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	2,561,000	2,496,975
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b)	2,306,000	2,133,050
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	536,000	525,661
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	848,000	780,089
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, 08/10/2026 (a),(b)	1,611,000	1,236,443
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	1,269,000	983,270
(5-year Treasury Constant Maturity Rate + 2.95%),
4.13%, 11/10/2026 (a),(b)	4,257,000	3,384,315
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b)	8,183,000	7,855,680
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	4,568,000	5,769,004
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate + 4.05%),
4.45%, 10/15/2027 (a),(b)	1,787,000	1,590,418
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	5,716,000	5,296,745

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	$8,649,000	$7,004,061
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	4,128,000	4,090,543
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	7,753,000	5,780,495
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.60%),
3.40%, 09/15/2026 (a),(b)	2,790,000	2,082,114
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	6,135,000	5,797,575
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00%, 05/15/2026 (a),(b)	2,149,000	1,631,555
(5-year Treasury Constant Maturity Rate + 3.07%),
4.25%, 11/15/2026 (a),(b)	5,769,000	4,246,690
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	5,380,000	4,790,060
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	1,394,000	1,339,341
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	8,435,000	6,367,160
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	13,726,000	11,607,049
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	4,331,000	4,123,319
		$139,088,779

Diversified Financial Services — 10.73%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70%, 05/15/2026 (a),(b)	6,776,000	5,281,957
(7-year Treasury Constant Maturity Rate + 3.48%),
4.70%, 05/15/2028 (a),(b)	277,000	197,363
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, 09/15/2026 (a),(b)	9,372,000	7,222,780
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	5,733,000	4,500,405
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	12,069,000	9,899,063
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	3,774,000	3,670,215
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	5,200,000	5,072,387
		$35,844,170

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric — 12.40%
Algonquin Power & Utilities Corp.
(5-year Treasury Constant Maturity Rate + 3.25%),
4.75%, 01/18/2082 (a)	$2,980,000	$2,433,975
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.88%, 02/15/2062 (a)	2,881,000	2,258,031
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (a)	2,451,000	2,071,095
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 3.20%),
4.35%, 01/15/2027 (a),(b)	540,000	458,114
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	11,314,000	9,964,842
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.32%),
3.25%, 01/15/2082 (a)	4,301,000	3,152,900
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	7,713,000	6,912,719
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (a)	5,727,000	5,431,223
Enel SpA
(5-year Swap rate + 5.88%),
8.75%, 09/24/2073	3,300,000	3,291,750
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 2.55%),
3.80%, 03/15/2082 (a)	4,468,000	3,506,919
Southern Co.
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (a)	2,206,000	1,977,017
		$41,458,585

Gas — 1.37%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate + 2.84%),
5.65%, 06/15/2023 (a),(b)	4,963,000	4,578,367

Hand/Machine Tools — 0.82%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (a)	3,175,000	2,737,453

Insurance — 20.14%
Allstate Corp.
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (a)	3,175,000	2,922,645
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (a)	1,182,000	1,088,951
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (a)	5,600,000	4,972,800
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%, 06/01/2048 (a)	4,000,000	3,522,000

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (a)	$5,600,000	$5,173,560
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%, 09/15/2025 (a),(b)	3,275,000	3,070,313
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.32%),
4.13%, 12/15/2051 (a),(c)	2,587,000	1,998,633
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (a),(c)	3,175,000	3,061,558
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	8,503,000	7,606,740
9.25%, 04/08/2068 (c)	1,400,000	1,616,436
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.65%),
2.75%, 01/21/2051 (a),(c)	4,193,000	3,267,573
(5-year Treasury Constant Maturity Rate + 2.60%),
2.90%, 09/16/2051 (a),(c)	2,368,000	1,830,561
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (a)	8,312,000	6,564,818
(5-year Treasury Constant Maturity Rate + 3.16%),
5.13%, 03/01/2052 (a)	4,584,000	3,974,053
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.75%),
3.38%, 04/15/2081 (a),(c)	3,820,000	3,094,200
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (a),(c)	6,371,000	6,355,645
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	3,175,000	3,077,055
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%, 04/19/2051 (a)	6,000,000	4,133,700
		$67,331,241

Oil & Gas — 1.61%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)	4,355,000	4,028,375
(5-year Treasury Constant Maturity Rate + 4.40%),
4.88%, 03/22/2030 (a),(b)	1,560,000	1,341,600
		$5,369,975

Pipelines — 4.48%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%, 07/15/2080 (a)	1,825,000	1,605,544
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (a)	4,732,000	4,233,781
7.63%, 01/15/2083	500,000	482,089
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (a)	3,175,000	2,653,677

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2022 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Pipelines (continued)
Transcanada Trust
(6-month Secured Overnight Financing Rate + 4.42%),
5.50%, 09/15/2079 (a)		$6,937,000	$6,000,505
			$14,975,596

REITs — 0.71%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (a),(c)		891,000	765,187
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (a),(c)		1,989,000	1,619,185
			$2,384,372

Telecommunications — 1.43%
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate + 2.77%),
4.13%, 06/04/2081 (a)		1,773,000	1,227,803
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (a)		3,742,000	3,560,887
			$4,788,690
TOTAL BONDS			$318,557,228
INVESTMENT COMPANIES — 4.85%		Shares Held	Value

Money Market Fund — 4.85%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (d)		16,194,926	$16,194,926
TOTAL INVESTMENT COMPANIES			$16,194,926
Total Investments			$334,752,154
Other Assets and Liabilities — (0.15)%			(488,078)
Total Net Assets — 100.00%			$334,264,076

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,608,978 or 7.06% of net assets.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	73.19%
Utilities	13.77%
Energy	6.09%
Money Market Fund	4.85%
Communications	1.43%
Industrial	0.82%
Other Assets and Liabilities	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes. 54

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2022 (unaudited)

	June 30, 2022	Purchases	Sales	September 30, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
2.80%	$2,707,203	$1,822,552	$4,529,755	$—
	$2,707,203	$1,822,552	$4,529,755	$—

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
2.80%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2022 (unaudited)

PREFERRED STOCKS — 11.90%	Shares Held	Value

Banks — 5.48%
Associated Banc-Corp.; Series F
5.63%, 09/15/2025 (a)	2,070	$50,301
Bank of America Corp.; Series NN
4.38%, 11/03/2025 (a)	4,380	80,066
Fulton Financial Corp.; Series A
5.13%, 01/15/2026 (a)	9,200	191,176
Morgan Stanley
6.50%, 10/15/2027 (a)	4,000	100,560
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a)	17,030	420,982
Synovus Financial Corp.; Series E
(5-year Treasury Constant Maturity Rate + 4.13%),
5.88%, 07/01/2024 (a)	11,500	281,865
		$1,124,950

Insurance — 3.87%
Allstate Corp.; Series H
5.10%, 10/15/2024 (a)	11,500	241,385
American International Group, Inc.; Series A
5.85%, 03/15/2024 (a)	8,019	192,937
MetLife, Inc.; Series F
4.75%, 03/15/2025 (a)	17,250	358,455
		$792,777

Telecommunications — 2.55%
AT&T, Inc.; Series A
5.00%, 12/12/2024 (a)	11,381	233,652
AT&T, Inc.; Series C
4.75%, 02/18/2025 (a)	15,395	289,118
		$522,770
TOTAL PREFERRED STOCKS		$2,440,497
	Principal
BONDS — 85.23%	Amount	Value

Banks — 69.20%
Bank of America Corp.
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$34,000	$32,593
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	575,000	564,822
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	230,000	202,479
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	575,000	550,563
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	575,000	513,314
BNP Paribas SA
(5-year Treasury Constant Maturity Rate + 4.90%),
7.75%, 08/16/2029 (a),(b),(c),(d)	200,000	184,560
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	655,000	540,133

See accompanying notes. 56

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	$575,000	$560,625
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	575,000	563,908
Credit Agricole SA
(5-year Swap Rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(d)	861,000	825,484
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 6.38%),
9.75%, 06/23/2027 (a),(b),(c),(d)	600,000	588,528
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	548,000	504,114
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	438,000	339,379
HSBC Holdings PLC
(6-month U.S. International Swaps and Derivative Association + 4.37%),
6.38%, 03/30/2025 (a),(b),(d)	861,000	775,718
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	575,000	532,825
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(d)	861,000	740,199
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	110,000	89,079
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(d)	861,000	785,662
M&T Bank Corp.
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	247,000	218,595
Natwest Group PLC
(5-year Swap Rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(d)	861,000	803,494
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	861,000	795,133
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.00%),
6.00%, 05/15/2027 (a),(b)	400,000	371,000
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	100,000	94,500
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b),(d)	824,000	790,010
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00%, 05/15/2026 (a),(b)	110,000	83,514
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	575,000	552,454

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	$209,000	$157,764
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b),(d)	861,000	814,678
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	328,000	277,365
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	355,000	337,977
		$14,190,469

Diversified Financial Services — 8.41%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70%, 05/15/2026 (a),(b)	220,000	171,492
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	209,000	164,065
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	328,000	269,027
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	575,000	559,188
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	575,000	560,889
		$1,724,661

Electric — 4.49%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	460,000	405,146
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	575,000	515,340
		$920,486

Insurance — 3.13%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	220,000	196,811
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	460,000	445,809
		$642,620
TOTAL BONDS		$17,478,236

See accompanying notes. 58

	Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
	September 30, 2022 (unaudited)

INVESTMENT COMPANIES — 1.99%	Shares Held	Value

Money Market Fund — 1.99%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (e)	407,069	$407,069
TOTAL INVESTMENT COMPANIES		$407,069
Total Investments		$20,325,802
Other Assets and Liabilities — 0.88%		181,406

Total Net Assets — 100.00%		$20,507,208

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,568,221 or 7.65% of net assets.
(d)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $7,103,466 or 34.64% of net assets.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	90.09%
Utilities	4.49%
Communications	2.55%
Money Market Fund	1.99%
Other Assets and Liabilities	0.88%
TOTAL NET ASSETS	100.00%

See accompanying notes. 59

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2022 (unaudited)

	Principal
BONDS — 87.21%	Amount	Value

Asset-Backed Securities — 21.63%
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025 (a)	$1,647	$1,644
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024 (a)	5,021	5,014
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029 (a)	84,129	82,564
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030 (a)	90,404	89,884
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030 (a)	100,000	99,041
GM Financial Consumer Automobile Receivables Trust 2022-3
(1-month Secured Overnight Financing Rate + 0.60%),
2.89%, 09/16/2025	250,000	249,979
GreatAmerica Leasing Receivables Funding LLC
0.27%, 06/15/2023 (a)	8,972	8,944
Madison Park Funding XVIII Ltd.
(3-month USD LIBOR + 0.94%),
3.67%, 10/21/2030 (a)	250,000	244,561
Navistar Financial Dealer Note Master Owner Trust II
(1-month Secured Overnight Financing Rate + 1.25%),
3.53%, 05/25/2027 (a)	200,000	200,292
Santander Drive Auto Receivables Trust
3.98%, 01/15/2025	100,000	99,377
TCI-Flatiron CLO 2016-1 Ltd.
(3-month Term Secured Overnight Financing Rate + 1.10%),
3.58%, 01/17/2032 (a)	250,000	244,630
Trafigura Securitisation Finance PLC 2021-1
(1-month USD LIBOR + 0.53%),
3.35%, 01/15/2025 (a)	250,000	241,591
Westlake Automobile Receivables Trust 2022-1
1.97%, 12/16/2024 (a)	179,204	177,553
Westlake Automobile Receivables Trust 2022-2
(1-month Secured Overnight Financing Rate + 1.13%),
3.42%, 08/15/2025 (a)	40,000	39,997
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025	38,212	38,034
		$1,823,105

Banks — 35.37%
Bank of America Corp.
(3-month USD LIBOR + 0.79%),
3.00%, 12/20/2023 (b)	250,000	248,673
Bank of Montreal
(3-month Secured Overnight Financing Rate Index + 0.71%),
3.56%, 03/08/2024	200,000	199,396
Bank of New York Mellon Corp.
(3-month Secured Overnight Financing Rate + 0.26%),
2.73%, 04/26/2024	250,000	248,715
Citigroup, Inc.
3.50%, 05/15/2023	200,000	198,578
Citizens Bank NA
(6-month Secured Overnight Financing Rate + 1.40%),
4.12%, 05/23/2025 (b),(c)	250,000	245,161
Credit Suisse AG
(3-month Secured Overnight Financing Rate Index + 0.38%),
3.00%, 08/09/2023	250,000	247,961

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
(3-month Secured Overnight Financing Rate + 0.54%),
3.23%, 11/17/2023	$250,000	$249,338
JPMorgan Chase & Co.
(3-month USD LIBOR + 1.23%),
4.01%, 10/24/2023	250,000	250,000
Morgan Stanley
(3-month USD LIBOR + 1.40%),
4.18%, 10/24/2023	250,000	250,005
MUFG Union Bank NA
(3-month Secured Overnight Financing Rate + 0.71%),
3.58%, 12/09/2022	300,000	299,901
Royal Bank of Canada
(3-month Secured Overnight Financing Rate Index + 0.36%),
2.90%, 07/29/2024	250,000	246,967
Toronto-Dominion Bank
(3-month Secured Overnight Financing Rate + 0.24%),
2.40%, 01/06/2023	200,000	199,794
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 1.60%),
1.65%, 06/02/2024 (b),(c)	100,000	97,651
		$2,982,140

Biotechnology — 2.14%
Gilead Sciences, Inc.
0.75%, 09/29/2023	188,000	180,437

Diversified Financial Services — 4.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(3-month Secured Overnight Financing Rate + 0.68%),
3.65%, 09/29/2023	150,000	146,810
American Express Co.
(3-month Secured Overnight Financing Rate Index + 0.72%),
3.31%, 05/03/2024	200,000	199,335
		$346,145

Electric — 10.31%
American Electric Power Co., Inc.
2.03%, 03/15/2024	200,000	191,413
Black Hills Corp.
1.04%, 08/23/2024	250,000	230,891
Dominion Energy, Inc.
(3-month USD LIBOR + 0.53%),
3.82%, 09/15/2023	150,000	149,300
Florida Power & Light Co.
(3-month Secured Overnight Financing Rate Index + 0.25%),
2.89%, 05/10/2023	100,000	99,695
NextEra Energy Capital Holdings, Inc.
(3-month Secured Overnight Financing Rate Index + 0.40%),
2.99%, 11/03/2023	200,000	198,159
		$869,458

Entertainment — 1.18%
Warnermedia Holdings, Inc.
(3-month Secured Overnight Financing Rate Index + 1.78%),
4.68%, 03/15/2024 (a)	100,000	99,742

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2022 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Healthcare — Products — 2.84%
PerkinElmer, Inc.
0.55%, 09/15/2023	$250,000	$239,154

Oil & Gas — 2.86%
ConocoPhillips Co.
2.13%, 03/08/2024	250,000	241,354

Pipelines — 2.97%
Kinder Morgan, Inc.
(3-month USD LIBOR + 1.28%),
3.79%, 01/15/2023	250,000	250,226

Telecommunications — 3.80%
NTT Finance Corp.
0.37%, 03/03/2023 (a)	200,000	196,786
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III
LLC
4.74%, 03/20/2025 (a)	125,000	123,199
		$319,985
TOTAL BONDS		$7,351,746
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —
5.91%

U.S. Treasury Notes — 5.91%
2.13%, 12/31/2022	$500,000	$498,303
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$498,303
INVESTMENT COMPANIES — 6.95%	Shares Held	Value

Money Market Funds — 6.95%
Principal Government Money Market Fund — Institutional Class 2.80% (d),(e),(f)	39,260	$39,260
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (d)	546,322	546,322
		$585,582
TOTAL INVESTMENT COMPANIES		$585,582
Total Investments		$8,435,631
Other Assets and Liabilities — (0.07)%		(5,607)

Total Net Assets — 100.00%		$8,430,024

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,855,442 or 22.01% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $38,466 or
0.46% of net assets.
(d) Current yield shown is as of period end.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(f)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39,260 or 0.47% of net assets.

See accompanying notes. 62

	Schedule of Investments
	Principal Ultra-Short Active Income ETF
	September 30, 2022 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		39.48%
Asset Backed Securities		21.63%
Utilities		10.31%
Money Market Funds		6.95%
Government		5.91%
Energy		5.83%
Consumer, Non-cyclical		4.98%
Communications		3.80%
Consumer, Cyclical		1.18%
Other Assets and Liabilities		(0.07)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	September 30, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
2.80%	$66,468	$872,610	$899,818	$39,260
	$66,468	$872,610	$899,818	$39,260

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
2.80%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS — 99.64%	Shares Held	Value

Advertising — 0.14%
Omnicom Group, Inc.	120	$7,571

Aerospace & Defense — 1.99%
General Dynamics Corp.	56	11,881
Howmet Aerospace, Inc.	111	3,433
L3Harris Technologies, Inc.	72	14,964
Lockheed Martin Corp.	63	24,336
Northrop Grumman Corp.	44	20,694
Raytheon Technologies Corp.	258	21,120
Teledyne Technologies, Inc. (a)	21	7,087
TransDigm Group, Inc.	8	4,199
		$107,714

Agriculture — 0.86%
Altria Group, Inc.	374	15,102
Archer-Daniels-Midland Co.	125	10,056
Philip Morris International, Inc.	259	21,500
		$46,658

Airlines — 0.06%
United Airlines Holdings, Inc. (a)	99	3,221

Apparel — 0.20%
NIKE, Inc., Class B	91	7,564
Tapestry, Inc.	108	3,070
		$10,634

Auto Manufacturers — 2.69%
Cummins, Inc.	25	5,088
Ford Motor Co.	420	4,704
PACCAR, Inc.	118	9,875
Tesla, Inc. (a)	475	125,994
		$145,661

Auto Parts & Equipment — 0.06%
BorgWarner, Inc.	96	3,014

Banks — 2.82%
Bank of New York Mellon Corp.	126	4,854
Comerica, Inc.	46	3,271
First Republic Bank	27	3,525
Goldman Sachs Group, Inc.	34	9,964
Huntington Bancshares, Inc.	301	3,967
JPMorgan Chase & Co.	328	34,276
KeyCorp	223	3,572
M&T Bank Corp.	56	9,874
Morgan Stanley	232	18,330
Northern Trust Corp.	94	8,043
PNC Financial Services Group, Inc.	49	7,322
Regions Financial Corp.	190	3,813
Signature Bank	18	2,718
Truist Financial Corp.	421	18,330
U.S. Bancorp	167	6,733
Wells Fargo & Co.	273	10,980
Zions Bancorp NA	61	3,102
		$152,674

Beverages — 2.66%
Brown-Forman Corp., Class B	157	10,452

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Beverages (continued)
Coca-Cola Co.	841	$47,113
Constellation Brands, Inc., Class A	46	10,565
Keurig Dr Pepper, Inc.	388	13,898
Molson Coors Beverage Co., Class B	71	3,407
Monster Beverage Corp. (a)	113	9,826
PepsiCo, Inc.	299	48,815
		$144,076

Biotechnology — 1.73%
Amgen, Inc.	133	29,978
Corteva, Inc.	193	11,030
Gilead Sciences, Inc.	253	15,608
Incyte Corp. (a)	161	10,729
Regeneron Pharmaceuticals, Inc. (a)	19	13,089
Vertex Pharmaceuticals, Inc. (a)	47	13,608
		$94,042

Chemicals — 1.37%
Air Products and Chemicals, Inc.	29	6,749
Albemarle Corp.	17	4,496
CF Industries Holdings, Inc.	77	7,411
Dow, Inc.	226	9,928
DuPont de Nemours, Inc.	84	4,234
FMC Corp.	36	3,805
Linde PLC	82	22,106
LyondellBasell Industries NV, Class A	53	3,990
Mosaic Co.	143	6,911
Sherwin-Williams Co.	24	4,914
		$74,544

Commercial Services — 2.27%
Automatic Data Processing, Inc.	112	25,333
Cintas Corp.	37	14,363
CoStar Group, Inc. (a)	56	3,900
Equifax, Inc.	20	3,429
FleetCor Technologies, Inc. (a)	16	2,819
Gartner, Inc. (a)	12	3,320
Global Payments, Inc.	34	3,674
MarketAxess Holdings, Inc.	12	2,670
Moody's Corp.	40	9,724
Nielsen Holdings PLC	130	3,604
PayPal Holdings, Inc. (a)	88	7,574
Quanta Services, Inc.	30	3,822
Robert Half International, Inc.	38	2,907
Rollins, Inc.	180	6,242
S&P Global, Inc.	59	18,016
United Rentals, Inc. (a)	12	3,241
Verisk Analytics, Inc.	51	8,697
		$123,335

Computers — 8.35%
Accenture PLC, Class A	100	25,730
Apple, Inc.	2,702	373,416
Cognizant Technology Solutions Corp., Class A	156	8,961
EPAM Systems, Inc. (a)	9	3,260
Fortinet, Inc. (a)	84	4,127
Hewlett Packard Enterprise Co.	305	3,654
HP, Inc.	161	4,012

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers (continued)
International Business Machines Corp.	162	$19,247
Leidos Holdings, Inc.	119	10,409
		$452,816

Construction Materials — 0.44%
Carrier Global Corp.	109	3,876
Fortune Brands Home & Security, Inc.	48	2,577
Martin Marietta Materials, Inc.	27	8,696
Vulcan Materials Co.	56	8,832
		$23,981

Distribution/Wholesale — 0.64%
Copart, Inc. (a)	34	3,617
Fastenal Co.	192	8,840
LKQ Corp.	142	6,695
Pool Corp.	10	3,182
WW Grainger, Inc.	25	12,230
		$34,564

Diversified Financial Services — 3.06%
Ameriprise Financial, Inc.	15	3,779
BlackRock, Inc.	12	6,603
Cboe Global Markets, Inc.	66	7,746
Charles Schwab Corp.	116	8,337
CME Group, Inc.	110	19,484
Franklin Resources, Inc.	260	5,595
Intercontinental Exchange, Inc.	128	11,565
Invesco Ltd.	178	2,439
Mastercard, Inc., Class A	129	36,680
Nasdaq, Inc.	136	7,709
Raymond James Financial, Inc.	73	7,214
T Rowe Price Group, Inc.	34	3,570
Visa, Inc., Class A	253	44,946
		$165,667

Electric — 4.70%
AES Corp.	154	3,480
Alliant Energy Corp.	189	10,015
Ameren Corp.	101	8,136
American Electric Power Co., Inc.	127	10,979
CenterPoint Energy, Inc.	276	7,778
CMS Energy Corp.	131	7,629
Consolidated Edison, Inc.	109	9,348
Constellation Energy Corp.	53	4,409
Dominion Energy, Inc.	182	12,578
DTE Energy Co.	73	8,399
Duke Energy Corp.	156	14,511
Edison International	141	7,978
Entergy Corp.	80	8,050
Evergy, Inc.	172	10,217
Eversource Energy	161	12,552
Exelon Corp.	270	10,114
FirstEnergy Corp.	221	8,177
NextEra Energy, Inc.	320	25,091
NRG Energy, Inc.	83	3,176
Pinnacle West Capital Corp.	100	6,451
PPL Corp.	310	7,859
Public Service Enterprise Group, Inc.	157	8,828

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
Sempra Energy	77	$11,545
Southern Co.	214	14,552
WEC Energy Group, Inc.	102	9,122
Xcel Energy, Inc.	216	13,824
		$254,798

Electrical Components & Equipment — 0.41%
AMETEK, Inc.	77	8,733
Emerson Electric Co.	147	10,763
Generac Holdings, Inc. (a)	16	2,850
		$22,346

Electronics — 1.01%
Agilent Technologies, Inc.	35	4,254
Allegion PLC	75	6,726
Amphenol Corp., Class A	153	10,245
Fortive Corp.	145	8,454
Garmin Ltd.	37	2,972
Honeywell International, Inc.	66	11,020
Keysight Technologies, Inc. (a)	25	3,934
Mettler-Toledo International, Inc. (a)	3	3,252
TE Connectivity Ltd.	37	4,083
		$54,940

Energy — Alternate Sources — 0.09%
Enphase Energy, Inc. (a)	17	4,717

Engineering & Construction — 0.07%
Jacobs Solutions, Inc.	37	4,014

Entertainment — 0.06%
Live Nation Entertainment, Inc. (a)	43	3,270

Environmental Control — 0.60%
Republic Services, Inc.	98	13,332
Waste Management, Inc.	119	19,065
		$32,397

Food — 2.80%
Campbell Soup Co.	220	10,366
Conagra Brands, Inc.	247	8,060
General Mills, Inc.	223	17,084
Hershey Co.	66	14,551
Hormel Foods Corp.	174	7,907
J M Smucker Co.	59	8,107
Kellogg Co.	169	11,773
Kraft Heinz Co.	281	9,371
Kroger Co.	187	8,181
Lamb Weston Holdings, Inc.	100	7,738
McCormick & Co., Inc.	111	7,911
Mondelez International, Inc., Class A	276	15,133
Sysco Corp.	203	14,354
Tyson Foods, Inc., Class A	174	11,472
		$152,008

Gas — 0.26%
Atmos Energy Corp.	73	7,435

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Gas (continued)
NiSource, Inc.	270	$6,801
		$14,236

Hand/Machine Tools — 0.19%
Snap-on, Inc.	50	10,068

Healthcare — Products — 2.49%
Abbott Laboratories	273	26,415
Align Technology, Inc. (a)	14	2,900
Bio-Techne Corp.	10	2,840
Boston Scientific Corp. (a)	330	12,781
Danaher Corp.	44	11,365
Edwards Lifesciences Corp. (a)	60	4,958
Henry Schein, Inc. (a)	105	6,906
Hologic, Inc. (a)	66	4,258
IDEXX Laboratories, Inc. (a)	12	3,910
Intuitive Surgical, Inc. (a)	31	5,811
Medtronic PLC	131	10,578
ResMed, Inc.	44	9,605
Stryker Corp.	29	5,874
Teleflex, Inc.	13	2,619
Thermo Fisher Scientific, Inc.	26	13,187
Waters Corp. (a)	12	3,234
West Pharmaceutical Services, Inc.	13	3,199
Zimmer Biomet Holdings, Inc.	44	4,600
		$135,040

Healthcare — Services — 3.34%
Catalent, Inc. (a)	37	2,677
Centene Corp. (a)	127	9,882
Charles River Laboratories International, Inc. (a)	15	2,952
DaVita, Inc. (a)	30	2,483
Elevance Health, Inc.	61	27,709
HCA Healthcare, Inc.	23	4,227
Humana, Inc.	40	19,408
IQVIA Holdings, Inc. (a)	22	3,985
Laboratory Corp. of America Holdings	37	7,578
Molina Healthcare, Inc. (a)	26	8,576
Quest Diagnostics, Inc.	60	7,361
UnitedHealth Group, Inc.	167	84,342
		$181,180

Home Builders — 0.25%
DR Horton, Inc.	52	3,502
Lennar Corp., Class A	46	3,429
NVR, Inc. (a)	1	3,987
PulteGroup, Inc.	75	2,813
		$13,731

Household Products — 1.30%
Colgate-Palmolive Co.	265	18,616
Estee Lauder Cos., Inc., Class A	23	4,966
Procter & Gamble Co.	373	47,091
		$70,673

Household Products/Wares — 0.61%
Avery Dennison Corp.	19	3,091
Church & Dwight Co., Inc.	158	11,288

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products/Wares (continued)
Clorox Co.	28	$3,595
Kimberly-Clark Corp.	132	14,855
		$32,829

Insurance — 4.84%
Aflac, Inc.	178	10,003
Allstate Corp.	83	10,336
American International Group, Inc.	98	4,653
Aon PLC, Class A	47	12,590
Arthur J Gallagher & Co.	86	14,725
Assurant, Inc.	47	6,828
Berkshire Hathaway, Inc., Class B (a)	239	63,818
Brown & Brown, Inc.	185	11,189
Chubb Ltd.	85	15,460
Everest Re Group Ltd.	27	7,086
Globe Life, Inc.	102	10,169
Hartford Financial Services Group, Inc.	137	8,486
Loews Corp.	142	7,077
Marsh & McLennan Cos., Inc.	99	14,780
MetLife, Inc.	181	11,001
Progressive Corp.	124	14,410
Prudential Financial, Inc.	115	9,865
Travelers Cos., Inc.	69	10,571
W R Berkley Corp.	168	10,849
Willis Towers Watson PLC	41	8,238
		$262,134

Internet — 8.27%
Alphabet, Inc., Class A (a)	1,074	102,728
Alphabet, Inc., Class C (a)	961	92,400
Amazon.com, Inc. (a)	1,586	179,218
CDW Corp.	50	7,804
F5, Inc. (a)	20	2,895
Meta Platforms, Inc., Class A (a)	406	55,086
Netflix, Inc. (a)	34	8,005
		$448,136

Iron & Steel — 0.15%
Nucor Corp.	75	8,024

Lodging — 0.16%
Las Vegas Sands Corp. (a)	97	3,639
Marriott International, Inc., Class A	35	4,905
		$8,544

Machinery — Diversified — 0.91%
Deere & Co.	22	7,345
Dover Corp.	65	7,578
IDEX Corp.	56	11,192
Nordson Corp.	33	7,005
Otis Worldwide Corp.	146	9,315
Westinghouse Air Brake Technologies Corp.	84	6,833
		$49,268

Media — 0.67%
Charter Communications, Inc., Class A (a)	12	3,640
Comcast Corp., Class A	307	9,004
FactSet Research Systems, Inc.	26	10,403

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Fox Corp., Class A	226	$6,934
Fox Corp., Class B	220	6,270
		$36,251

Miscellaneous Manufacturers — 0.70%
3M Co.	118	13,039
A O Smith Corp.	55	2,672
Eaton Corp. PLC	52	6,935
Illinois Tool Works, Inc.	37	6,684
Textron, Inc.	60	3,495
Trane Technologies PLC	37	5,358
		$38,183

Oil & Gas — 3.50%
APA Corp.	93	3,180
Chevron Corp.	321	46,118
ConocoPhillips	95	9,722
Coterra Energy, Inc.	278	7,261
Devon Energy Corp.	81	4,871
Diamondback Energy, Inc.	61	7,348
EOG Resources, Inc.	57	6,369
Exxon Mobil Corp.	743	64,871
Hess Corp.	40	4,360
Marathon Oil Corp.	153	3,455
Marathon Petroleum Corp.	59	5,860
Occidental Petroleum Corp.	87	5,346
Phillips 66	64	5,166
Pioneer Natural Resources Co.	49	10,610
Valero Energy Corp.	50	5,342
		$189,879

Oil & Gas Services — 0.25%
Baker Hughes Co.	183	3,836
Halliburton Co.	157	3,865
Schlumberger NV	156	5,600
		$13,301

Packaging & Containers — 0.48%
Amcor PLC	1,021	10,955
Ball Corp.	60	2,899
Packaging Corp. of America	57	6,401
Sealed Air Corp.	129	5,742
		$25,997

Pharmaceuticals — 8.10%
AbbVie, Inc.	376	50,463
AmerisourceBergen Corp.	90	12,180
Becton Dickinson and Co.	60	13,370
Bristol-Myers Squibb Co.	503	35,758
Cardinal Health, Inc.	128	8,535
Cigna Corp.	85	23,585
CVS Health Corp.	226	21,554
Eli Lilly & Co.	169	54,646
Johnson & Johnson	521	85,111
McKesson Corp.	51	17,333
Merck & Co., Inc.	552	47,538
Organon & Co.	132	3,089

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Pfizer, Inc.	1,191	$52,118
Zoetis, Inc.	95	14,087
		$439,367

Pipelines — 0.44%
Kinder Morgan, Inc.	601	10,001
ONEOK, Inc.	75	3,843
Williams Cos., Inc.	351	10,049
		$23,893

Real Estate — 0.14%
CBRE Group, Inc., Class A (a)	115	7,764

REITs — 3.90%
Alexandria Real Estate Equities, Inc.	32	4,486
American Tower Corp.	81	17,391
AvalonBay Communities, Inc.	49	9,025
Boston Properties, Inc.	49	3,673
Camden Property Trust	58	6,928
Crown Castle, Inc.	89	12,865
Digital Realty Trust, Inc.	37	3,670
Duke Realty Corp.	78	3,760
Equity Residential	129	8,671
Essex Property Trust, Inc.	17	4,118
Extra Space Storage, Inc.	72	12,435
Federal Realty Investment Trust	72	6,489
Healthpeak Properties, Inc.	165	3,782
Host Hotels & Resorts, Inc.	211	3,351
Invitation Homes, Inc.	129	4,356
Iron Mountain, Inc.	131	5,760
Kimco Realty Corp.	382	7,033
Mid-America Apartment Communities, Inc.	49	7,598
Prologis, Inc.	61	6,198
Public Storage	56	16,397
Realty Income Corp.	247	14,375
Regency Centers Corp.	126	6,785
SBA Communications Corp.	14	3,985
Simon Property Group, Inc.	48	4,308
UDR, Inc.	94	3,921
Ventas, Inc.	181	7,271
VICI Properties, Inc.	309	9,224
Welltower, Inc.	78	5,017
Weyerhaeuser Co.	298	8,511
		$211,383

Retail — 4.59%
Advance Auto Parts, Inc.	22	3,440
AutoZone, Inc. (a)	8	17,135
Chipotle Mexican Grill, Inc. (a)	3	4,508
Costco Wholesale Corp.	58	27,392
Darden Restaurants, Inc.	26	3,284
Dollar General Corp.	76	18,229
Dollar Tree, Inc. (a)	33	4,491
Domino's Pizza, Inc.	21	6,514
Genuine Parts Co.	82	12,244
Home Depot, Inc.	157	43,323
Lowe's Cos., Inc.	47	8,827
McDonald's Corp.	117	26,997

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
O'Reilly Automotive, Inc. (a)	24	$16,880
Target Corp.	40	5,936
Tractor Supply Co.	19	3,532
Ulta Beauty, Inc. (a)	19	7,623
Walgreens Boots Alliance, Inc.	146	4,584
Walmart, Inc.	221	28,664
Yum! Brands, Inc.	48	5,104
		$248,707

Semiconductors — 2.22%
Applied Materials, Inc.	74	6,063
Broadcom, Inc.	26	11,544
KLA Corp.	15	4,540
Lam Research Corp.	13	4,758
Microchip Technology, Inc.	67	4,089
Monolithic Power Systems, Inc.	8	2,907
NVIDIA Corp.	446	54,140
ON Semiconductor Corp. (a)	127	7,916
QUALCOMM, Inc.	80	9,038
Skyworks Solutions, Inc.	33	2,814
Teradyne, Inc.	38	2,856
Texas Instruments, Inc.	64	9,906
		$120,571

Shipbuilding — 0.13%
Huntington Ingalls Industries, Inc.	32	7,088

Software — 8.46%
Activision Blizzard, Inc.	172	12,787
Adobe, Inc. (a)	33	9,082
Akamai Technologies, Inc. (a)	85	6,827
ANSYS, Inc. (a)	15	3,326
Broadridge Financial Solutions, Inc.	75	10,824
Cadence Design Systems, Inc. (a)	30	4,903
Citrix Systems, Inc. (a)	77	8,000
Electronic Arts, Inc.	45	5,207
Fidelity National Information Services, Inc.	62	4,685
Fiserv, Inc. (a)	199	18,620
Intuit, Inc.	21	8,134
Jack Henry & Associates, Inc.	59	10,754
Microsoft Corp.	1,334	310,689
MSCI, Inc.	10	4,218
Oracle Corp.	155	9,466
Paychex, Inc.	130	14,587
Paycom Software, Inc. (a)	10	3,300
PTC, Inc. (a)	27	2,824
Roper Technologies, Inc.	16	5,754
Synopsys, Inc. (a)	16	4,888
		$458,875

Telecommunications — 2.14%
Arista Networks, Inc. (a)	74	8,354
AT&T, Inc.	1,266	19,421
Cisco Systems, Inc.	648	25,920
Corning, Inc.	118	3,424
Juniper Networks, Inc.	269	7,026
Motorola Solutions, Inc.	47	10,527
T-Mobile U.S., Inc. (a)	120	16,100

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
Verizon Communications, Inc.	662	$25,136
		$115,908

Toys, Games & Hobbies — 0.11%
Hasbro, Inc.	92	6,203
Transportation — 1.81%
CH Robinson Worldwide, Inc.	67	6,453
CSX Corp.	481	12,814
Expeditors International of Washington, Inc.	35	3,091
JB Hunt Transport Services, Inc.	42	6,570
Norfolk Southern Corp.	31	6,499
Old Dominion Freight Line, Inc.	15	3,732
Union Pacific Corp.	153	29,807
United Parcel Service, Inc., Class B	180	29,077
		$98,043

Water — 0.15%
American Water Works Co., Inc.	61	7,940
TOTAL COMMON STOCKS		$5,401,878
INVESTMENT COMPANIES — 0.28%	Shares Held	Value

Money Market Fund — 0.28%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (b)	15,201	15,201
TOTAL INVESTMENT COMPANIES		$15,201
Total Investments		$5,417,079
Other Assets and Liabilities — 0.08%		4,496
Total Net Assets — 100.00%		$5,421,575

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	26.18%
Technology	19.04%
Financial	14.75%
Communications	11.21%
Consumer, Cyclical	8.81%
Industrial	8.74%
Utilities	5.11%
Energy	4.28%
Basic Materials	1.52%
Money Market Fund	0.28%
Other Assets and Liabilities	0.08%
TOTAL NET ASSETS	100.00%

See accompanying notes. 73

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	September 30, 2022 (unaudited)

COMMON STOCKS — 99.66%		Shares Held	Value
Auto Manufacturers — 2.91%
Tesla, Inc. (a)		109,717	$29,102,434
Banks — 6.41%
Bank of America Corp.		710,992	21,471,958
JPMorgan Chase & Co.		287,870	30,082,415
Wells Fargo & Co.		311,636	12,534,000
			$64,088,373

Beverages — 3.66%
Coca-Cola Co.		406,737	22,785,407
PepsiCo, Inc.		84,652	13,820,285
			$36,605,692

Chemicals — 2.08%
Linde PLC		77,174	20,805,339
Computers — 9.40%
Accenture PLC, Class A		84,377	21,710,202
Apple, Inc.		523,455	72,341,481
			$94,051,683

Diversified Financial Services — 6.10%
Mastercard, Inc., Class A		104,715	29,774,663
Visa, Inc., Class A		176,201	31,302,108
			$61,076,771

Healthcare — Products — 8.08%
Abbott Laboratories		219,681	21,256,334
Danaher Corp.		140,257	36,226,980
Thermo Fisher Scientific, Inc.		46,105	23,383,995
			$80,867,309

Healthcare — Services — 2.66%
UnitedHealth Group, Inc.		52,761	26,646,416
Household Products — 2.21%
Procter & Gamble Co.		175,544	22,162,430
Insurance — 2.20%
Berkshire Hathaway, Inc., Class B (a)		82,358	21,991,233
Internet — 8.15%
Alphabet, Inc., Class A (a)		326,718	31,250,577
Amazon.com, Inc. (a)		209,589	23,683,557
Meta Platforms, Inc., Class A (a)		196,401	26,647,687
			$81,581,821

Media — 2.96%
Comcast Corp., Class A		596,418	17,492,940
Walt Disney Co. (a)		128,293	12,101,879
			$29,594,819

Oil & Gas — 4.35%
Chevron Corp.		144,881	20,815,053
Exxon Mobil Corp.		259,671	22,671,875
			$43,486,928

Pharmaceuticals — 11.73%
AbbVie, Inc.		174,041	23,358,043

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	46,306	$14,973,045
Johnson & Johnson	145,209	23,721,342
Merck & Co., Inc.	284,915	24,536,880
Pfizer, Inc.	704,308	30,820,518
		$117,409,828

Retail — 6.55%
Costco Wholesale Corp.	54,027	25,515,331
Home Depot, Inc.	45,759	12,626,738
McDonald's Corp.	56,225	12,973,357
Walmart, Inc.	111,330	14,439,501
		$65,554,927

Semiconductors — 7.52%
Advanced Micro Devices, Inc. (a)	352,485	22,333,450
Broadcom, Inc.	45,677	20,281,045
Intel Corp.	321,724	8,290,827
NVIDIA Corp.	200,156	24,296,937
		$75,202,259

Software — 9.37%
Adobe, Inc. (a)	87,186	23,993,587
Microsoft Corp.	253,055	58,936,510
salesforce, Inc. (a)	75,455	10,853,447
		$93,783,544

Telecommunications — 3.32%
Cisco Systems, Inc.	568,637	22,745,480
Verizon Communications, Inc.	274,690	10,429,979
		$33,175,459
TOTAL COMMON STOCKS		$997,187,265
INVESTMENT COMPANIES — 0.29%	Shares Held	Value
Money Market Fund — 0.29%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (b)	2,867,394	$2,867,394
TOTAL INVESTMENT COMPANIES		$2,867,394
Total Investments		$1,000,054,659
Other Assets and Liabilities — 0.05%		548,396
Total Net Assets — 100.00%		$1,000,603,055

(a) Non-income producing security.
(b) Current yield shown is as of period end.

See accompanying notes. 75

     Schedule of Investments Principal U.S. Mega-Cap ETF September 30, 2022 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	28.35%
Technology	26.29%
Financial	14.71%
Communications	14.43%
Consumer, Cyclical	9.46%
Energy	4.34%
Basic Materials	2.08%
Money Market Fund	0.29%
Other Assets and Liabilities	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS — 99.64%	Shares Held	Value

Aerospace & Defense — 1.81%
AAR Corp. (a)	323	$11,570
Aerojet Rocketdyne Holdings, Inc. (a)	694	27,753
AeroVironment, Inc. (a)	78	6,502
Barnes Group, Inc.	259	7,480
Kaman Corp.	345	9,636
Moog, Inc., Class A	312	21,949
National Presto Industries, Inc.	122	7,936
		$92,826

Agriculture — 0.80%
Andersons, Inc.	291	9,030
Fresh Del Monte Produce, Inc.	402	9,342
Universal Corp.	244	11,234
Vector Group Ltd.	1,293	11,391
		$40,997

Apparel — 0.33%
Oxford Industries, Inc.	121	10,863
Steven Madden Ltd.	228	6,081
		$16,944

Auto Manufacturers — 0.09%
Wabash National Corp.	285	4,435

Auto Parts & Equipment — 1.34%
American Axle & Manufacturing Holdings, Inc. (a)	559	3,818
Dorman Products, Inc. (a)	290	23,815
Methode Electronics, Inc.	329	12,222
Motorcar Parts of America, Inc. (a)	243	3,698
Standard Motor Products, Inc.	387	12,578
Titan International, Inc. (a)	617	7,490
XPEL, Inc. (a)	77	4,962
		$68,583

Banks — 16.03%
Allegiance Bancshares, Inc.	329	13,696
Ameris Bancorp	612	27,363
BancFirst Corp.	208	18,610
Bancorp, Inc. (a)	217	4,770
BankUnited, Inc.	295	10,080
Banner Corp.	366	21,623
Central Pacific Financial Corp.	587	12,145
City Holding Co.	204	18,093
Columbia Banking System, Inc.	816	23,574
Community Bank System, Inc.	341	20,487
Customers Bancorp, Inc. (a)	137	4,039
CVB Financial Corp.	1,196	30,283
Dime Community Bancshares, Inc.	502	14,699
Eagle Bancorp, Inc.	275	12,326
FB Financial Corp.	465	17,768
First BanCorp	1,858	25,417
First Bancorp/Southern Pines NC	321	11,742
First Commonwealth Financial Corp.	1,267	16,268
First Financial Bancorp	1,039	21,902
First Hawaiian, Inc.	821	20,221
Flagstar Bancorp, Inc.	404	13,494
Hanmi Financial Corp.	568	13,450
Heritage Financial Corp.	558	14,770

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Hilltop Holdings, Inc.	255	$6,337
HomeStreet, Inc.	153	4,408
Hope Bancorp, Inc.	1,388	17,544
Independent Bank Corp.	411	30,632
Independent Bank Group, Inc.	364	22,346
Lakeland Financial Corp.	284	20,678
National Bank Holdings Corp., Class A	305	11,282
NBT Bancorp, Inc.	504	19,127
OFG Bancorp	638	16,033
Park National Corp.	165	20,539
Pathward Financial, Inc.	134	4,417
Preferred Bank	221	14,416
Renasant Corp.	641	20,050
S&T Bancorp, Inc.	545	15,974
Seacoast Banking Corp. of Florida	688	20,798
ServisFirst Bancshares, Inc.	424	33,920
Simmons First National Corp., Class A	848	18,478
Southside Bancshares, Inc.	434	15,346
Tompkins Financial Corp.	208	15,105
Triumph Bancorp, Inc. (a)	86	4,674
TrustCo Bank Corp.	281	8,829
Trustmark Corp.	477	14,611
United Community Banks, Inc.	955	31,610
Veritex Holdings, Inc.	446	11,859
Walker & Dunlop, Inc.	202	16,913
Westamerica BanCorp	347	18,145
		$820,891

Beverages — 0.57%
MGP Ingredients, Inc.	184	19,534
National Beverage Corp.	250	9,635
		$29,169

Biotechnology — 1.00%
ANI Pharmaceuticals, Inc. (a)	108	3,471
Cytokinetics, Inc. (a)	599	29,022
Dynavax Technologies Corp. (a)	446	4,656
Innoviva, Inc. (a)	778	9,033
Vir Biotechnology, Inc. (a)	269	5,186
		$51,368

Building Materials — 0.35%
SPX Technologies, Inc. (a)	327	18,057

Chemicals — 3.33%
AdvanSix, Inc.	271	8,699
American Vanguard Corp.	389	7,274
Balchem Corp.	193	23,465
Hawkins, Inc.	362	14,114
HB Fuller Co.	496	29,810
Innospec, Inc.	266	22,788
Koppers Holdings, Inc.	159	3,304
Minerals Technologies, Inc.	265	13,094
Quaker Chemical Corp.	43	6,208
Rogers Corp. (a)	110	26,607
Stepan Co.	162	15,175
		$170,538

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Coal — 0.43%
CONSOL Energy, Inc.	111	$7,139
SunCoke Energy, Inc.	643	3,736
Warrior Met Coal, Inc.	391	11,120
		$21,995

Commercial Services — 4.29%
ABM Industries, Inc.	661	25,270
Adtalem Global Education, Inc. (a)	377	13,742
Alarm.com Holdings, Inc. (a)	319	20,690
AMN Healthcare Services, Inc. (a)	107	11,338
CoreCivic, Inc. (a)	528	4,667
CorVel Corp. (a)	82	11,351
Cross Country Healthcare, Inc. (a)	325	9,220
EVERTEC, Inc.	478	14,985
Forrester Research, Inc. (a)	214	7,706
Green Dot Corp., Class A (a)	214	4,062
Heidrick & Struggles International, Inc.	321	8,343
Kelly Services, Inc., Class A	270	3,669
Korn Ferry	368	17,278
Medifast, Inc.	41	4,443
Monro, Inc.	293	12,734
Perdoceo Education Corp. (a)	921	9,486
Resources Connection, Inc.	688	12,432
Strategic Education, Inc.	203	12,466
Stride, Inc. (a)	290	12,189
Viad Corp. (a)	120	3,790
		$219,861

Computers — 1.48%
ExlService Holdings, Inc. (a)	264	38,903
Insight Enterprises, Inc. (a)	209	17,224
NetScout Systems, Inc. (a)	502	15,722
TTEC Holdings, Inc.	87	3,855
		$75,704

Construction Materials — 2.17%
AAON, Inc.	302	16,272
Apogee Enterprises, Inc.	265	10,128
Boise Cascade Co.	243	14,449
Gibraltar Industries, Inc. (a)	120	4,911
Griffon Corp.	352	10,391
PGT Innovations, Inc. (a)	833	17,460
UFP Industries, Inc.	520	37,523
		$111,134

Distribution/Wholesale — 0.50%
KAR Auction Services, Inc. (a)	456	5,093
Resideo Technologies, Inc. (a)	402	7,662
ScanSource, Inc. (a)	295	7,791
Veritiv Corp. (a)	53	5,182
		$25,728

Diversified Financial Services — 2.16%
Blucora, Inc. (a)	555	10,734
Brightsphere Investment Group, Inc.	516	7,694
Encore Capital Group, Inc. (a)	202	9,187
Enova International, Inc. (a)	151	4,420

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
EZCORP, Inc., Class A (a)	1,059	$8,165
LendingTree, Inc. (a)	99	2,362
Mr Cooper Group, Inc. (a)	459	18,589
Piper Sandler Cos.	120	12,569
PRA Group, Inc. (a)	347	11,402
StoneX Group, Inc. (a)	156	12,939
Virtus Investment Partners, Inc.	27	4,307
WisdomTree Investments, Inc.	1,749	8,185
		$110,553

Electric — 0.63%
Avista Corp.	496	18,377
Unitil Corp.	295	13,703
		$32,080

Electrical Components & Equipment — 0.40%
Encore Wire Corp.	120	13,865
Insteel Industries, Inc.	130	3,449
Powell Industries, Inc.	146	3,077
		$20,391

Electronics — 2.55%
Advanced Energy Industries, Inc.	102	7,896
Badger Meter, Inc.	201	18,570
Benchmark Electronics, Inc.	581	14,397
Brady Corp., Class A	349	14,564
CTS Corp.	296	12,328
Knowles Corp. (a)	509	6,195
OSI Systems, Inc. (a)	223	16,069
Plexus Corp. (a)	191	16,724
Sanmina Corp. (a)	405	18,663
TTM Technologies, Inc. (a)	400	5,272
		$130,678

Energy — Alternate Sources — 0.20%
FutureFuel Corp.	511	3,086
REX American Resources Corp. (a)	255	7,120
		$10,206

Engineering & Construction — 2.49%
Arcosa, Inc.	476	27,218
Comfort Systems USA, Inc.	323	31,438
Exponent, Inc.	299	26,213
Frontdoor, Inc. (a)	268	5,464
Granite Construction, Inc.	244	6,195
MYR Group, Inc. (a)	145	12,286
NV5 Global, Inc. (a)	151	18,697
		$127,511

Entertainment — 0.18%
Cinemark Holdings, Inc. (a)	421	5,098
Monarch Casino & Resort, Inc. (a)	69	3,874
		$8,972

Food — 3.20%
B&G Foods, Inc.	374	6,167
Cal-Maine Foods, Inc.	290	16,121

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Calavo Growers, Inc.	118	$3,746
Chefs' Warehouse, Inc. (a)	151	4,374
Hostess Brands, Inc. (a)	1,262	29,329
J & J Snack Foods Corp.	116	15,019
John B Sanfilippo & Son, Inc.	70	5,301
Seneca Foods Corp., Class A (a)	70	3,531
Simply Good Foods Co. (a)	601	19,226
SpartanNash Co.	543	15,758
Tootsie Roll Industries, Inc.	274	9,119
TreeHouse Foods, Inc. (a)	371	15,738
United Natural Foods, Inc. (a)	598	20,553
		$163,982

Forest Products & Paper — 0.31%
Clearwater Paper Corp. (a)	107	4,023
Mercer International, Inc.	565	6,949
Sylvamo Corp.	144	4,882
		$15,854

Gas — 1.34%
Chesapeake Utilities Corp.	130	15,001
Northwest Natural Holding Co.	422	18,306
South Jersey Industries, Inc.	1,057	35,325
		$68,632

Hand/Machine Tools — 0.62%
Enerpac Tool Group Corp.	639	11,394
Franklin Electric Co., Inc.	251	20,509
		$31,903

Healthcare — Products — 2.34%
Artivion, Inc. (a)	216	2,990
Avanos Medical, Inc. (a)	490	10,672
Cutera, Inc. (a)	95	4,332
Glaukos Corp. (a)	140	7,454
Integer Holdings Corp. (a)	141	8,774
Lantheus Holdings, Inc. (a)	334	23,490
LeMaitre Vascular, Inc.	211	10,694
Meridian Bioscience, Inc. (a)	576	18,161
Merit Medical Systems, Inc. (a)	364	20,570
Orthofix Medical, Inc. (a)	220	4,204
Varex Imaging Corp. (a)	266	5,623
Zynex, Inc.	313	2,839
		$119,803

Healthcare — Services — 1.31%
Addus HomeCare Corp. (a)	205	19,524
Ensign Group, Inc.	462	36,729
Select Medical Holdings Corp.	293	6,476
U.S. Physical Therapy, Inc.	58	4,409
		$67,138

Home Builders — 1.31%
Cavco Industries, Inc. (a)	58	11,934
Century Communities, Inc.	111	4,749
Green Brick Partners, Inc. (a)	162	3,464
Installed Building Products, Inc.	75	6,074

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
LCI Industries	72	$7,305
LGI Homes, Inc. (a)	69	5,615
M/I Homes, Inc. (a)	118	4,275
MDC Holdings, Inc.	196	5,374
Meritage Homes Corp. (a)	104	7,308
Tri Pointe Homes, Inc. (a)	348	5,258
Winnebago Industries, Inc.	105	5,587
		$66,943

Home Furnishings — 0.23%
Ethan Allen Interiors, Inc.	546	11,542

Household Products — 0.88%
Edgewell Personal Care Co.	407	15,222
elf Beauty, Inc. (a)	327	12,302
Inter Parfums, Inc.	234	17,657
		$45,181

Household Products/Wares — 0.77%
Central Garden & Pet Co., Class A (a)	361	12,332
Central Garden & Pet Co. (a)	212	7,640
Quanex Building Products Corp.	677	12,294
WD-40 Co.	40	7,030
		$39,296

Insurance — 3.58%
Ambac Financial Group, Inc. (a)	286	3,646
American Equity Investment Life Holding Co.	416	15,513
AMERISAFE, Inc.	224	10,468
Assured Guaranty Ltd.	406	19,671
Employers Holdings, Inc.	300	10,347
Genworth Financial, Inc., Class A (a)	3,928	13,748
Horace Mann Educators Corp.	366	12,916
James River Group Holdings Ltd.	246	5,611
Mercury General Corp.	182	5,172
NMI Holdings, Inc., Class A (a)	969	19,739
Palomar Holdings, Inc. (a)	166	13,898
ProAssurance Corp.	566	11,043
Safety Insurance Group, Inc.	144	11,745
SiriusPoint Ltd. (a)	990	4,900
Stewart Information Services Corp.	246	10,735
United Fire Group, Inc.	262	7,527
Universal Insurance Holdings, Inc.	687	6,767
		$183,446

Internet — 1.05%
Cars.com, Inc. (a)	388	4,462
Cogent Communications Holdings, Inc.	311	16,222
ePlus, Inc. (a)	227	9,430
HealthStream, Inc. (a)	230	4,890
Perficient, Inc. (a)	105	6,827
Shutterstock, Inc.	91	4,565
Yelp, Inc. (a)	218	7,392
		$53,788

Iron & Steel — 0.28%
ATI, Inc. (a)	344	9,154

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Iron & Steel (continued)
Carpenter Technology Corp.	173	$5,387
		$14,541

Lodging — 0.15%
Marcus Corp.	535	7,431

Machinery — Diversified — 1.98%
Alamo Group, Inc.	99	12,105
Albany International Corp., Class A	311	24,516
Applied Industrial Technologies, Inc.	336	34,534
DXP Enterprises, Inc. (a)	144	3,410
Ichor Holdings Ltd. (a)	147	3,559
Lindsay Corp.	52	7,450
Tennant Co.	277	15,667
		$101,241

Media — 0.41%
AMC Networks, Inc., Class A (a)	159	3,228
Scholastic Corp.	292	8,982
Thryv Holdings, Inc. (a)	393	8,972
		$21,182

Metal Fabrication & Hardware — 1.29%
AZZ, Inc.	156	5,696
Mueller Industries, Inc.	520	30,909
Olympic Steel, Inc.	258	5,885
Standex International Corp.	187	15,268
TimkenSteel Corp. (a)	275	4,122
Tredegar Corp.	436	4,116
		$65,996

Mining — 0.73%
Century Aluminum Co. (a)	451	2,381
Livent Corp. (a)	1,140	34,941
		$37,322

Miscellaneous Manufacturers — 2.96%
EnPro Industries, Inc.	238	20,225
ESCO Technologies, Inc.	204	14,982
Fabrinet (a)	96	9,163
Federal Signal Corp.	427	15,936
Haynes International, Inc.	102	3,582
Hillenbrand, Inc.	678	24,896
John Bean Technologies Corp.	89	7,654
Materion Corp.	251	20,080
Myers Industries, Inc.	753	12,402
Park Aerospace Corp.	383	4,229
Sturm Ruger & Co., Inc.	205	10,412
Trinity Industries, Inc.	366	7,814
		$151,375

Office Furnishings — 0.18%
HNI Corp.	228	6,045
Interface, Inc.	373	3,353
		$9,398

Oil & Gas — 2.17%
Callon Petroleum Co. (a)	329	11,518

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
Civitas Resources, Inc.	293	$16,815
Helmerich & Payne, Inc.	268	9,908
Laredo Petroleum, Inc. (a)	77	4,840
Nabors Industries Ltd. (a)	41	4,160
Par Pacific Holdings, Inc. (a)	280	4,595
Patterson-UTI Energy, Inc.	641	7,487
PBF Energy, Inc., Class A (a)	308	10,829
Ranger Oil Corp., Class A	222	6,982
SM Energy Co.	781	29,373
Talos Energy, Inc. (a)	283	4,712
		$111,219

Oil & Gas Services — 0.62%
Archrock, Inc.	670	4,302
Dril-Quip, Inc. (a)	200	3,904
Helix Energy Solutions Group, Inc. (a)	931	3,594
NOW, Inc. (a)	475	4,774
Oil States International, Inc. (a)	782	3,042
ProPetro Holding Corp. (a)	506	4,073
RPC, Inc.	552	3,825
U.S. Silica Holdings, Inc. (a)	392	4,292
		$31,806

Packaging & Containers — 0.23%
Matthews International Corp., Class A	227	5,087
O-I Glass, Inc. (a)	520	6,734
		$11,821

Pharmaceuticals — 2.63%
AdaptHealth Corp. (a)	270	5,071
Amphastar Pharmaceuticals, Inc. (a)	337	9,470
Anika Therapeutics, Inc. (a)	195	4,641
Catalyst Pharmaceuticals, Inc. (a)	399	5,119
Corcept Therapeutics, Inc. (a)	575	14,743
Covetrus, Inc. (a)	801	16,725
Embecta Corp.	202	5,816
Enanta Pharmaceuticals, Inc. (a)	89	4,616
Harmony Biosciences Holdings, Inc. (a)	123	5,448
Ironwood Pharmaceuticals, Inc. (a)	679	7,034
Pacira BioSciences, Inc. (a)	183	9,734
Phibro Animal Health Corp., Class A	460	6,113
Prestige Consumer Healthcare, Inc. (a)	341	16,992
Supernus Pharmaceuticals, Inc. (a)	426	14,420
USANA Health Sciences, Inc. (a)	160	8,968
		$134,910

Real Estate — 0.75%
Alexander & Baldwin, Inc.	700	11,606
Marcus & Millichap, Inc.	280	9,178
RE/MAX Holdings, Inc., Class A	387	7,318
St. Joe Co.	328	10,506
		$38,608

REITs — 9.71%
Acadia Realty Trust	852	10,752
Agree Realty Corp.	636	42,981
American Assets Trust, Inc.	264	6,790

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Apollo Commercial Real Estate Finance, Inc.	649	$5,387
Armada Hoffler Properties, Inc.	1,158	12,020
ARMOUR Residential REIT, Inc.	1,523	7,417
Brandywine Realty Trust	876	5,913
CareTrust REIT, Inc.	757	13,709
Centerspace	87	5,857
Chatham Lodging Trust (a)	746	7,363
Community Healthcare Trust, Inc.	281	9,203
DiamondRock Hospitality Co.	730	5,482
Easterly Government Properties, Inc.	771	12,159
Ellington Financial, Inc.	709	8,061
Essential Properties Realty Trust, Inc.	923	17,952
Four Corners Property Trust, Inc.	873	21,118
Franklin BSP Realty Trust, Inc.	525	5,654
Franklin Street Properties Corp.	1,434	3,771
GEO Group, Inc. (a)	599	4,612
Getty Realty Corp.	574	15,435
Global Net Lease, Inc.	958	10,203
Granite Point Mortgage Trust, Inc.	563	3,626
Hersha Hospitality Trust, Class A	367	2,929
Hudson Pacific Properties, Inc.	608	6,658
Innovative Industrial Properties, Inc.	85	7,523
KKR Real Estate Finance Trust, Inc.	577	9,376
LTC Properties, Inc.	335	12,546
LXP Industrial Trust	1,076	9,856
New York Mortgage Trust, Inc.	2,260	5,288
NexPoint Residential Trust, Inc.	128	5,915
Office Properties Income Trust	594	8,346
Orion Office REIT, Inc.	511	4,471
PennyMac Mortgage Investment Trust	477	5,619
Ready Capital Corp.	934	9,471
Redwood Trust, Inc.	815	4,678
Retail Opportunity Investments Corp.	1,392	19,154
RPT Realty	612	4,627
Safehold, Inc.	103	2,725
Saul Centers, Inc.	304	11,400
SITE Centers Corp.	754	8,075
Summit Hotel Properties, Inc.	584	3,925
Sunstone Hotel Investors, Inc.	1,535	14,460
Tanger Factory Outlet Centers, Inc.	896	12,257
Two Harbors Investment Corp.	2,899	9,625
Uniti Group, Inc.	1,773	12,322
Universal Health Realty Income Trust	273	11,796
Urban Edge Properties	1,372	18,303
Urstadt Biddle Properties, Inc., Class A	537	8,329
Veris Residential, Inc. (a)	832	9,460
Washington Real Estate Investment Trust	395	6,936
Whitestone REIT	1,231	10,414
Xenia Hotels & Resorts, Inc.	398	5,488
		$497,437

Retail — 3.69%
Academy Sports & Outdoors, Inc.	447	18,854
America's Car-Mart, Inc. (a)	49	2,990
Asbury Automotive Group, Inc. (a)	59	8,915
Boot Barn Holdings, Inc. (a)	96	5,612
Buckle, Inc.	133	4,211
Caleres, Inc.	362	8,768

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Cato Corp., Class A	427	$4,074
Chico's FAS, Inc. (a)	837	4,051
Children's Place, Inc. (a)	96	2,965
Chuy's Holdings, Inc. (a)	148	3,431
Dave & Buster's Entertainment, Inc. (a)	307	9,526
Designer Brands, Inc., Class A	289	4,425
El Pollo Loco Holdings, Inc. (a)	456	4,067
Genesco, Inc. (a)	174	6,842
GMS, Inc. (a)	288	11,523
Group 1 Automotive, Inc.	46	6,572
Guess?, Inc.	222	3,257
Haverty Furniture Cos., Inc.	294	7,321
Hibbett, Inc.	69	3,437
La-Z-Boy, Inc.	186	4,198
MarineMax, Inc. (a)	126	3,753
Movado Group, Inc.	131	3,692
Patrick Industries, Inc.	95	4,165
PC Connection, Inc.	284	12,805
PriceSmart, Inc.	210	12,094
Ruth's Hospitality Group, Inc.	439	7,401
Sally Beauty Holdings, Inc. (a)	798	10,055
Shoe Carnival, Inc.	148	3,173
Sonic Automotive, Inc., Class A	91	3,940
Zumiez, Inc. (a)	140	3,014
		$189,131

Savings & Loans — 2.65%
Axos Financial, Inc. (a)	391	13,384
Banc of California, Inc.	367	5,861
Berkshire Hills Bancorp, Inc.	428	11,684
Brookline Bancorp, Inc.	829	9,658
Capitol Federal Financial, Inc.	1,307	10,848
Northfield Bancorp, Inc.	608	8,701
Northwest Bancshares, Inc.	1,479	19,981
Pacific Premier Bancorp, Inc.	611	18,917
Provident Financial Services, Inc.	888	17,316
WSFS Financial Corp.	414	19,234
		$135,584

Semiconductors — 1.61%
Alpha & Omega Semiconductor Ltd. (a)	246	7,567
Axcelis Technologies, Inc. (a)	221	13,384
Diodes, Inc. (a)	125	8,114
FormFactor, Inc. (a)	239	5,987
Kulicke & Soffa Industries, Inc.	173	6,666
MaxLinear, Inc. (a)	209	6,817
Onto Innovation, Inc. (a)	132	8,454
Photronics, Inc. (a)	590	8,626
Rambus, Inc. (a)	326	8,287
SMART Global Holdings, Inc. (a)	241	3,825
Ultra Clean Holdings, Inc. (a)	180	4,635
		$82,362

Software — 2.57%
Allscripts Healthcare Solutions, Inc. (a)	895	13,631
Apollo Medical Holdings, Inc. (a)	140	5,460
Computer Programs and Systems, Inc. (a)	166	4,628
CSG Systems International, Inc.	378	19,989

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Digi International, Inc. (a)	293	$10,129
Donnelley Financial Solutions, Inc. (a)	238	8,799
Ebix, Inc.	327	6,203
NextGen Healthcare, Inc. (a)	641	11,346
PDF Solutions, Inc. (a)	177	4,342
Progress Software Corp.	498	21,190
Simulations Plus, Inc.	163	7,912
SPS Commerce, Inc. (a)	89	11,056
Xperi Holding Corp.	510	7,211
		$131,896

Telecommunications — 1.68%
ADTRAN Holdings, Inc.	292	5,717
ATN International, Inc.	205	7,907
Clearfield, Inc. (a)	107	11,196
Extreme Networks, Inc. (a)	471	6,156
Gogo, Inc. (a)	346	4,193
Harmonic, Inc. (a)	1,023	13,371
InterDigital, Inc.	266	10,752
NETGEAR, Inc. (a)	190	3,808
Telephone and Data Systems, Inc.	865	12,023
Viavi Solutions, Inc. (a)	836	10,910
		$86,033

Textiles — 0.20%
UniFirst Corp.	60	10,094

Transportation — 2.14%
ArcBest Corp.	171	12,437
Atlas Air Worldwide Holdings, Inc. (a)	154	14,718
Dorian LPG Ltd.	274	3,718
Forward Air Corp.	274	24,731
Heartland Express, Inc.	946	13,537
Hub Group, Inc., Class A (a)	348	24,005
Marten Transport Ltd.	503	9,638
Matson, Inc.	111	6,829
		$109,613

Water — 0.94%
American States Water Co.	236	18,396
California Water Service Group	347	18,283
Middlesex Water Co.	149	11,503
		$48,182
TOTAL COMMON STOCKS		$5,103,311
INVESTMENT COMPANIES — 0.22%	Shares Held	Value

Money Market Fund — 0.22%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (b)	11,188	$11,188
TOTAL INVESTMENT COMPANIES		$11,188
Total Investments		$5,114,499
Other Assets and Liabilities — 0.14%		7,417

Total Net Assets — 100.00%		$5,121,916

(a) Non-income producing security.
(b) Current yield shown is as of period end.

See accompanying notes. 87

Schedule of Investments

Principal U.S. Small-Cap Adaptive Multi-Factor ETF

September 30, 2022 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	34.79%
Industrial	18.99%
Consumer, Non-cyclical	17.89%
Consumer, Cyclical	8.18%
Technology	5.66%
Basic Materials	4.65%
Energy	3.42%
Communications	3.14%
Utilities	2.92%
Money Market Fund	0.22%
Other Assets and Liabilities	0.14%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS — 99.59%	Shares Held	Value

Advertising — 0.01%
Entravision Communications Corp., Class A	7,132	$28,314

Aerospace & Defense — 0.50%
AAR Corp. (a)	11,848	424,395
Barnes Group, Inc.	9,521	274,967
Moog, Inc., Class A	5,380	378,483
		$1,077,845

Agriculture — 0.29%
Alico, Inc.	1,320	37,277
Andersons, Inc.	5,329	165,359
Turning Point Brands, Inc.	3,716	78,891
Universal Corp.	4,279	197,005
Vector Group Ltd.	16,182	142,563
		$621,095

Apparel — 1.22%
Carter's, Inc.	10,917	715,391
Crocs, Inc. (a)	6,597	452,950
Kontoor Brands, Inc.	7,032	236,346
Levi Strauss & Co., Class A	29,217	422,770
Oxford Industries, Inc.	3,350	300,763
Steven Madden Ltd.	12,918	344,523
Wolverine World Wide, Inc.	11,254	173,199
		$2,645,942

Auto Manufacturers — 0.05%
REV Group, Inc.	9,486	104,631

Auto Parts & Equipment — 0.87%
Allison Transmission Holdings, Inc.	34,977	1,180,823
Dana, Inc.	19,788	226,177
Holley, Inc. (a)	3,718	15,058
Methode Electronics, Inc.	8,094	300,692
Standard Motor Products, Inc.	2,581	83,882
Titan International, Inc. (a)	7,018	85,199
		$1,891,831

Banks — 8.77%
1st Source Corp.	2,667	123,482
Ameris Bancorp	10,318	461,318
Associated Banc-Corp.	10,917	219,213
BancFirst Corp.	8,703	778,657
Bancorp, Inc. (a)	11,023	242,286
BayCom Corp.	3,954	69,511
Byline Bancorp, Inc.	7,253	146,873
Cadence Bank	19,059	484,289
Camden National Corp.	3,253	138,578
Cathay General Bancorp	16,820	646,897
Central Pacific Financial Corp.	10,559	218,466
City Holding Co.	4,296	381,012
Coastal Financial Corp. (a)	2,523	100,264
Community Trust Bancorp, Inc.	3,823	155,023
ConnectOne Bancorp, Inc.	9,278	213,951
CrossFirst Bankshares, Inc. (a)	7,224	94,273
Customers Bancorp, Inc. (a)	13,964	411,659
CVB Financial Corp.	62,373	1,579,284
Dime Community Bancshares, Inc.	8,439	247,094

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Eagle Bancorp, Inc.	8,329	$373,306
Enterprise Financial Services Corp.	7,244	319,026
Equity Bancshares, Inc., Class A	2,494	73,897
Farmers National Banc Corp.	5,954	77,938
FB Financial Corp.	6,554	250,428
First BanCorp	70,734	967,641
First Bancshares, Inc.	4,436	132,503
First Busey Corp.	9,391	206,414
First Commonwealth Financial Corp.	34,282	440,181
First Financial Bancorp	17,762	374,423
First Foundation, Inc.	15,521	281,551
First Merchants Corp.	13,646	527,827
German American Bancorp, Inc.	2,876	102,702
Great Southern Bancorp, Inc.	3,380	192,897
Hancock Whitney Corp.	22,131	1,013,821
Hanmi Financial Corp.	7,859	186,101
Hope Bancorp, Inc.	37,803	477,830
Horizon Bancorp, Inc.	6,820	122,487
Independent Bank Corp.	6,595	125,965
Kearny Financial Corp.	25,778	273,762
Lakeland Bancorp, Inc.	15,529	248,619
Lakeland Financial Corp.	11,272	820,714
Mercantile Bank Corp.	3,112	92,458
Merchants Bancorp	3,012	69,487
Metropolitan Bank Holding Corp. (a)	4,067	261,752
Midland States Bancorp, Inc.	5,019	118,298
OFG Bancorp	11,609	291,734
Origin Bancorp, Inc.	3,367	129,529
Pathward Financial, Inc.	11,144	367,306
PCB Bancorp	2,767	50,000
Preferred Bank	4,201	274,031
Premier Financial Corp.	8,664	222,665
QCR Holdings, Inc.	3,528	179,716
S&T Bancorp, Inc.	8,008	234,715
Sandy Spring Bancorp, Inc.	8,574	302,319
ServisFirst Bancshares, Inc.	10,201	816,080
SouthState Corp.	5,949	470,685
Stock Yards Bancorp, Inc.	3,392	230,690
TriCo Bancshares	4,532	202,354
Veritex Holdings, Inc.	16,574	440,703
		$19,056,685

Beverages — 0.20%
Coca-Cola Consolidated, Inc.	547	225,216
MGP Ingredients, Inc.	1,950	207,012
		$432,228

Biotechnology — 4.79%
ACADIA Pharmaceuticals, Inc. (a)	29,667	485,352
Adicet Bio, Inc. (a)	3,019	42,930
ADMA Biologics, Inc. (a)	34,274	83,286
Agenus, Inc. (a)	76,892	157,629
Albireo Pharma, Inc. (a)	5,315	102,898
AnaptysBio, Inc. (a)	5,563	141,912
ANI Pharmaceuticals, Inc. (a)	4,397	141,320
Arcus Biosciences, Inc. (a)	13,162	344,318
BioCryst Pharmaceuticals, Inc. (a)	56,743	714,962
Cara Therapeutics, Inc. (a)	10,272	96,146

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Chinook Therapeutics, Inc. (a)	7,019	$137,994
Cytek Biosciences, Inc. (a)	29,391	432,635
Cytokinetics, Inc. (a)	20,449	990,754
Dynavax Technologies Corp. (a)	41,353	431,725
Evolus, Inc. (a)	6,554	52,760
EyePoint Pharmaceuticals, Inc. (a)	3,549	28,073
Innoviva, Inc. (a)	28,033	325,463
Intercept Pharmaceuticals, Inc. (a)	12,812	178,727
Intra-Cellular Therapies, Inc. (a)	21,774	1,013,144
Ionis Pharmaceuticals, Inc. (a)	27,425	1,213,008
iTeos Therapeutics, Inc. (a)	14,045	267,557
KemPharm, Inc. (a),(b)	11,610	72,446
Ligand Pharmaceuticals, Inc. (a)	3,592	309,307
Lineage Cell Therapeutics, Inc. (a),(b)	14,937	16,879
Maravai LifeSciences Holdings, Inc., Class A (a)	41,485	1,059,112
Myriad Genetics, Inc. (a)	12,810	244,415
Organogenesis Holdings, Inc. (a)	16,671	54,014
Prothena Corp. PLC (a)	8,454	512,566
REGENXBIO, Inc. (a)	7,254	191,723
Selecta Biosciences, Inc. (a)	26,843	44,023
TransMedics Group, Inc. (a)	1,707	71,250
Travere Therapeutics, Inc. (a)	16,803	414,026
Viridian Therapeutics, Inc. (a)	1,802	36,959
		$10,409,313

Chemicals — 1.88%
AdvanSix, Inc.	5,031	161,495
American Vanguard Corp.	5,367	100,363
Balchem Corp.	6,498	790,027
Cabot Corp.	13,830	883,598
Ingevity Corp. (a)	7,451	451,754
Intrepid Potash, Inc. (a)	3,118	123,379
Minerals Technologies, Inc.	5,046	249,323
NewMarket Corp.	1,225	368,517
Sensient Technologies Corp.	10,761	746,168
Trinseo PLC	11,037	202,198
		$4,076,822

Coal — 1.83%
Alpha Metallurgical Resources, Inc.	3,820	522,729
Arch Resources, Inc.	9,969	1,182,323
CONSOL Energy, Inc.	5,615	361,157
Peabody Energy Corp. (a)	54,576	1,354,576
Ramaco Resources, Inc.	6,438	59,230
SunCoke Energy, Inc.	17,507	101,716
Warrior Met Coal, Inc.	13,528	384,736
		$3,966,467

Commercial Services — 5.68%
AMN Healthcare Services, Inc. (a)	1,709	181,086
Brink's Co.	17,654	855,160
Carriage Services, Inc.	3,499	112,528
Cass Information Systems, Inc.	3,370	116,905
CBIZ, Inc. (a)	9,029	386,261
CorVel Corp. (a)	1,599	221,350
CRA International, Inc.	1,125	99,832
Cross Country Healthcare, Inc. (a)	8,424	238,989
Deluxe Corp.	7,723	128,588

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
DLH Holdings Corp. (a)	998	$12,245
Driven Brands Holdings, Inc. (a)	9,643	269,811
EVERTEC, Inc.	12,915	404,885
Forrester Research, Inc. (a)	1,945	70,039
Franklin Covey Co. (a)	1,376	62,457
Graham Holdings Co., Class B	637	342,693
Grand Canyon Education, Inc. (a)	8,616	708,666
H&R Block, Inc.	60,115	2,557,292
Hackett Group, Inc.	3,957	70,118
Herc Holdings, Inc.	5,150	534,982
ICF International, Inc.	3,379	368,379
Information Services Group, Inc.	6,674	31,768
Insperity, Inc.	5,903	602,637
John Wiley & Sons, Inc., Class A	5,679	213,303
Kforce, Inc.	3,067	179,880
Korn Ferry	13,008	610,726
Laureate Education, Inc., Class A	38,321	404,287
Medifast, Inc.	2,403	260,389
Monro, Inc.	7,196	312,738
Multiplan Corp. (a)	44,460	127,156
Progyny, Inc. (a)	12,842	475,925
Resources Connection, Inc.	7,029	127,014
Strategic Education, Inc.	2,289	140,567
Stride, Inc. (a)	5,841	245,497
Transcat, Inc. (a)	1,112	84,167
Triton International Ltd.	14,094	771,365
Universal Technical Institute, Inc. (a)	2,739	14,900
		$12,344,585

Computers — 2.23%
Everspin Technologies, Inc. (a)	3,831	22,181
ExlService Holdings, Inc. (a)	6,439	948,851
Insight Enterprises, Inc. (a)	11,504	948,045
NetScout Systems, Inc. (a)	16,664	521,916
Rimini Street, Inc. (a)	8,897	41,460
Science Applications International Corp.	16,347	1,445,565
Super Micro Computer, Inc. (a)	6,800	374,476
Teradata Corp. (a)	17,243	535,568
		$4,838,062

Construction Materials — 0.35%
Apogee Enterprises, Inc.	6,711	256,495
Boise Cascade Co.	8,620	512,545
		$769,040

Distribution/Wholesale — 0.91%
A-Mark Precious Metals, Inc.	3,120	88,577
Core & Main, Inc., Class A (a)	28,290	643,315
G-III Apparel Group Ltd. (a)	6,209	92,824
Hudson Technologies, Inc. (a)	4,329	31,818
ScanSource, Inc. (a)	4,247	112,163
Titan Machinery, Inc. (a)	3,955	111,768
Univar Solutions, Inc. (a)	32,700	743,598
Veritiv Corp. (a)	1,545	151,055
		$1,975,118

Diversified Financial Services — 3.70%
Amerant Bancorp, Inc.	7,255	180,214

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Bread Financial Holdings, Inc.	27,325	$859,371
Cohen & Steers, Inc.	5,476	342,962
Columbia Financial, Inc. (a)	8,421	177,936
Consumer Portfolio Services, Inc. (a)	3,025	21,992
Diamond Hill Investment Group, Inc.	406	66,990
Encore Capital Group, Inc. (a)	24,470	1,112,896
International Money Express, Inc. (a)	7,343	167,347
Moelis & Co., Class A	25,080	847,955
Mr Cooper Group, Inc. (a)	30,399	1,231,159
Piper Sandler Cos.	5,149	539,306
PRA Group, Inc. (a)	16,850	553,691
Regional Management Corp.	1,944	54,510
StepStone Group, Inc., Class A	10,783	264,291
Victory Capital Holdings, Inc., Class A	10,539	245,664
Virtu Financial, Inc., Class A	49,742	1,033,141
Virtus Investment Partners, Inc.	2,078	331,483
		$8,030,908

Electric — 1.28%
Avista Corp.	25,738	953,593
Otter Tail Corp.	6,785	417,413
Portland General Electric Co.	32,270	1,402,454
		$2,773,460

Electrical Components & Equipment — 0.89%
Belden, Inc.	9,856	591,557
Encore Wire Corp.	6,119	706,990
Energizer Holdings, Inc.	21,409	538,222
Insteel Industries, Inc.	3,651	96,861
		$1,933,630

Electronics — 2.09%
Advanced Energy Industries, Inc.	5,046	390,611
Avnet, Inc.	24,843	897,329
Badger Meter, Inc.	4,066	375,658
Benchmark Electronics, Inc.	7,360	182,381
Comtech Telecommunications Corp.	4,782	47,868
CTS Corp.	4,386	182,677
CyberOptics Corp. (a)	900	48,402
Knowles Corp. (a)	46,438	565,150
Napco Security Technologies, Inc. (a)	4,677	136,007
NVE Corp.	1,004	46,837
Sanmina Corp. (a)	16,455	758,246
Standard BioTools, Inc. (a)	15,161	16,677
TTM Technologies, Inc. (a)	23,545	310,323
Vishay Intertechnology, Inc.	32,311	574,813
		$4,532,979

Engineering & Construction — 0.85%
Arcosa, Inc.	5,821	332,845
Comfort Systems USA, Inc.	6,130	596,633
Granite Construction, Inc.	12,943	328,623
MYR Group, Inc. (a)	3,136	265,713
NV5 Global, Inc. (a)	1,707	211,360
Sterling Infrastructure, Inc. (a)	5,342	114,693
		$1,849,867

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment — 0.68%
Accel Entertainment, Inc. (a)	5,376	$41,986
Golden Entertainment, Inc. (a)	4,913	171,415
Monarch Casino & Resort, Inc. (a)	1,737	97,515
RCI Hospitality Holdings, Inc.	1,343	87,752
Red Rock Resorts, Inc., Class A	10,655	365,040
SeaWorld Entertainment, Inc. (a)	15,878	722,608
		$1,486,316

Environmental Control — 0.44%
Casella Waste Systems, Inc., Class A (a)	12,454	951,361

Food — 1.79%
Hostess Brands, Inc. (a)	74,062	1,721,201
Ingles Markets, Inc., Class A	2,426	192,163
Natural Grocers by Vitamin Cottage, Inc.	1,243	13,412
Seaboard Corp.	46	156,522
Simply Good Foods Co. (a)	11,635	372,204
SpartanNash Co.	6,016	174,584
Sprouts Farmers Market, Inc. (a)	33,322	924,686
United Natural Foods, Inc. (a)	9,613	330,399
		$3,885,171

Food Service — 0.19%
Healthcare Services Group, Inc.	34,512	417,250

Gas — 1.24%
Chesapeake Utilities Corp.	2,836	327,246
ONE Gas, Inc.	13,747	967,652
Southwest Gas Holdings, Inc.	5,731	399,737
Spire, Inc.	16,103	1,003,700
		$2,698,335

Hand/Machine Tools — 0.27%
Franklin Electric Co., Inc.	7,116	581,448

Healthcare — Products — 4.56%
Accuray, Inc. (a)	20,120	41,850
AngioDynamics, Inc. (a)	8,311	170,043
Artivion, Inc. (a)	4,612	63,830
Atrion Corp.	170	96,050
Avanos Medical, Inc. (a)	10,921	237,859
Axogen, Inc. (a)	6,215	74,083
Axonics, Inc. (a)	7,391	520,622
Bioventus, Inc., Class A (a)	3,372	23,604
Cardiovascular Systems, Inc. (a)	7,614	105,530
Castle Biosciences, Inc. (a)	3,248	84,708
CONMED Corp.	9,201	737,644
Cue Health, Inc. (a),(b)	11,761	35,401
Cutera, Inc. (a)	2,533	115,505
Eargo, Inc. (a)	24,710	25,945
Glaukos Corp. (a)	9,042	481,396
Haemonetics Corp. (a)	11,623	860,451
Inari Medical, Inc. (a)	8,246	598,989
Inogen, Inc. (a)	4,296	104,307
Integer Holdings Corp. (a)	7,552	469,961
iRadimed Corp.	1,536	46,172
iRhythm Technologies, Inc. (a)	4,299	538,579
Lantheus Holdings, Inc. (a)	8,373	588,873
LeMaitre Vascular, Inc.	3,262	165,318

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Meridian Bioscience, Inc. (a)	13,515	$426,128
Merit Medical Systems, Inc. (a)	9,488	536,167
NuVasive, Inc. (a)	15,036	658,727
Orthofix Medical, Inc. (a)	3,530	67,458
Patterson Cos., Inc.	24,691	593,078
Shockwave Medical, Inc. (a)	1,608	447,137
SI-BONE, Inc. (a)	5,398	94,249
Sientra, Inc. (a),(b)	11,068	7,084
Silk Road Medical, Inc. (a)	4,792	215,640
Tactile Systems Technology, Inc. (a)	3,713	28,924
Treace Medical Concepts, Inc. (a)	4,163	91,877
Utah Medical Products, Inc.	520	44,361
Varex Imaging Corp. (a)	18,460	390,244
ViewRay, Inc. (a)	34,168	124,372
		$9,912,166

Healthcare — Services — 1.61%
Acadia Healthcare Co., Inc. (a)	15,152	1,184,583
Agiliti, Inc. (a)	4,042	57,841
Aveanna Healthcare Holdings, Inc. (a)	9,458	14,187
Brookdale Senior Living, Inc. (a)	57,050	243,604
Ensign Group, Inc.	8,608	684,336
LHC Group, Inc. (a)	1,246	203,920
National HealthCare Corp.	1,596	101,091
OPKO Health, Inc. (a)	83,005	156,880
Pediatrix Medical Group, Inc. (a)	15,967	263,615
Pennant Group, Inc. (a)	2,524	26,275
RadNet, Inc. (a)	7,135	145,197
Surgery Partners, Inc. (a)	7,482	175,079
U.S. Physical Therapy, Inc.	3,257	247,597
		$3,504,205

Home Builders — 1.18%
Cavco Industries, Inc. (a)	1,131	232,715
Century Communities, Inc.	8,449	361,448
LCI Industries	3,377	342,630
Skyline Champion Corp. (a)	8,556	452,356
Tri Pointe Homes, Inc. (a)	29,682	448,495
Winnebago Industries, Inc.	13,512	718,973
		$2,556,617

Home Furnishings — 0.09%
Arhaus, Inc. (a),(b)	3,513	24,767
Ethan Allen Interiors, Inc.	7,726	163,327
		$188,094

Household Products — 0.29%
Edgewell Personal Care Co.	11,975	447,865
Inter Parfums, Inc.	2,521	190,235
		$638,100

Household Products/Wares — 0.28%
ACCO Brands Corp.	14,941	73,211
Quanex Building Products Corp.	6,208	112,737
Spectrum Brands Holdings, Inc.	11,044	431,048
		$616,996

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance — 3.30%
American Equity Investment Life Holding Co.	24,110	$899,062
Essent Group Ltd.	11,539	402,365
Jackson Financial, Inc., Class A	28,693	796,231
Kinsale Capital Group, Inc.	4,197	1,071,997
Radian Group, Inc.	81,844	1,578,771
RLI Corp.	9,016	923,058
Selective Insurance Group, Inc.	13,498	1,098,737
Stewart Information Services Corp.	9,400	410,216
		$7,180,437

Internet — 0.71%
Cargurus, Inc. (a)	11,492	162,841
ChannelAdvisor Corp. (a)	5,961	135,076
ePlus, Inc. (a)	3,257	135,296
HealthStream, Inc. (a)	3,245	68,989
Perficient, Inc. (a)	6,334	411,837
Revolve Group, Inc. (a)	12,562	272,470
Shutterstock, Inc.	7,245	363,482
		$1,549,991

Investment Companies — 0.57%
Golub Capital BDC, Inc.	99,291	1,230,215

Iron & Steel — 0.57%
Commercial Metals Co.	35,032	1,242,935

Leisure Time — 0.52%
Acushnet Holdings Corp.	7,007	304,734
Camping World Holdings, Inc., Class A	29,686	751,650
OneWater Marine, Inc., Class A (a)	2,293	69,042
		$1,125,426

Lodging — 0.01%
Bluegreen Vacations Holding Corp.	1,004	16,586

Machinery — Construction & Mining — 0.85%
BWX Technologies, Inc.	25,439	1,281,363
Terex Corp.	19,387	576,569
		$1,857,932

Machinery — Diversified — 1.07%
Albany International Corp., Class A	7,273	573,331
Applied Industrial Technologies, Inc.	6,080	624,902
Cactus, Inc., Class A	6,906	265,398
Kadant, Inc.	1,489	248,380
Mueller Water Products, Inc., Class A	46,967	482,351
Tennant Co.	2,413	136,479
		$2,330,841

Media — 0.79%
AMC Networks, Inc., Class A (a)	6,167	125,190
EW Scripps Co., Class A (a)	4,777	53,837
Gray Television, Inc.	10,670	152,794
Scholastic Corp.	3,356	103,231
Sinclair Broadcast Group, Inc., Class A	13,378	242,008
World Wrestling Entertainment, Inc., Class A	14,926	1,047,357
		$1,724,417

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Metal Fabrication & Hardware — 0.74%
AZZ, Inc.	5,946	$217,088
Helios Technologies, Inc.	3,027	153,166
Mueller Industries, Inc.	12,839	763,150
Ryerson Holding Corp.	3,598	92,613
Standex International Corp.	2,539	207,309
TimkenSteel Corp. (a)	12,339	184,962
		$1,618,288

Miscellaneous Manufacturers — 0.63%
EnPro Industries, Inc.	4,073	346,124
Hillenbrand, Inc.	13,796	506,589
Myers Industries, Inc.	3,591	59,144
Sight Sciences, Inc. (a)	6,561	41,662
Smith & Wesson Brands, Inc.	18,699	193,909
Sturm Ruger & Co., Inc.	4,404	223,679
		$1,371,107

Office & Business Equipment — 0.44%
Xerox Holdings Corp.	72,272	945,318

Office Furnishings — 0.07%
HNI Corp.	4,505	119,427
Interface, Inc.	3,835	34,477
		$153,904

Oil & Gas — 3.13%
Brigham Minerals, Inc., Class A	9,731	240,064
California Resources Corp.	17,304	664,993
Callon Petroleum Co. (a)	25,189	881,867
Chord Energy Corp.	6,544	895,023
Civitas Resources, Inc.	15,651	898,211
Comstock Resources, Inc. (a)	33,811	584,592
Gulfport Energy Corp. (a)	1,602	141,440
Magnolia Oil & Gas Corp., Class A	34,164	676,789
Ranger Oil Corp., Class A	5,026	158,068
SandRidge Energy, Inc. (a)	10,441	170,293
SilverBow Resources, Inc. (a)	1,824	49,029
Sitio Royalties Corp. (b)	4,195	92,751
SM Energy Co.	34,835	1,310,144
VAALCO Energy, Inc.	9,966	43,452
		$6,806,716

Oil & Gas Services — 0.47%
Archrock, Inc.	23,195	148,912
ChampionX Corp.	34,022	665,811
Solaris Oilfield Infrastructure, Inc., Class A	3,728	34,894
Weatherford International PLC (a)	5,246	169,393
		$1,019,010

Packaging & Containers — 0.24%
Greif, Inc., Class A	6,089	362,721
Matthews International Corp., Class A	3,597	80,609
UFP Technologies, Inc. (a)	901	77,342
		$520,672

Pharmaceuticals — 4.42%
Aerie Pharmaceuticals, Inc. (a)	10,574	159,985
Agios Pharmaceuticals, Inc. (a)	12,338	348,919

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Akebia Therapeutics, Inc. (a)	143,795	$45,468
Alkermes PLC (a)	31,798	710,049
Amneal Pharmaceuticals, Inc. (a)	21,656	43,745
Amphastar Pharmaceuticals, Inc. (a)	7,387	207,575
Anika Therapeutics, Inc. (a)	2,891	68,806
Catalyst Pharmaceuticals, Inc. (a)	21,165	271,547
Clovis Oncology, Inc. (a),(b)	87,188	103,754
Coherus Biosciences, Inc. (a)	21,073	202,512
Collegium Pharmaceutical, Inc. (a)	8,266	132,421
Corcept Therapeutics, Inc. (a)	21,655	555,234
Eagle Pharmaceuticals, Inc. (a)	3,947	104,280
Enanta Pharmaceuticals, Inc. (a)	5,010	259,869
Harmony Biosciences Holdings, Inc. (a)	8,158	361,318
Ironwood Pharmaceuticals, Inc. (a)	96,826	1,003,117
Jounce Therapeutics, Inc. (a)	8,209	19,209
Merus NV (a)	3,143	62,954
Option Care Health, Inc. (a)	22,369	703,952
Owens & Minor, Inc.	19,454	468,841
Pacira BioSciences, Inc. (a)	22,106	1,175,818
Paratek Pharmaceuticals, Inc. (a),(b)	9,814	25,222
PetIQ, Inc. (a)	6,269	43,256
Phibro Animal Health Corp., Class A	3,663	48,681
Premier, Inc., Class A	32,238	1,094,158
Prestige Consumer Healthcare, Inc. (a)	11,903	593,126
Supernus Pharmaceuticals, Inc. (a)	13,525	457,821
USANA Health Sciences, Inc. (a)	1,950	109,298
Vanda Pharmaceuticals, Inc. (a)	13,641	134,773
Xeris Biopharma Holdings, Inc. (a)	51,141	79,780
		$9,595,488

Pipelines — 0.89%
Antero Midstream Corp.	99,425	912,721
Equitrans Midstream Corp.	112,081	838,366
Kinetik Holdings, Inc. (b)	5,810	189,290
		$1,940,377

Real Estate — 0.61%
Alexander & Baldwin, Inc.	11,728	194,450
Douglas Elliman, Inc.	9,398	38,532
Kennedy-Wilson Holdings, Inc.	19,996	309,138
Marcus & Millichap, Inc.	3,139	102,896
McGrath RentCorp	3,017	253,006
Newmark Group, Inc., Class A	29,093	234,490
RMR Group, Inc., Class A	3,174	75,192
St. Joe Co.	3,956	126,711
		$1,334,415

REITs — 6.26%
Alexander's, Inc.	782	163,407
Ares Commercial Real Estate Corp.	22,967	240,005
Brandywine Realty Trust	63,732	430,191
Broadstone Net Lease, Inc.	30,496	473,603
CareTrust REIT, Inc.	27,912	505,486
Corporate Office Properties Trust	30,392	706,006
CTO Realty Growth, Inc.	4,732	88,678
EPR Properties	19,641	704,326
Essential Properties Realty Trust, Inc.	38,631	751,373
Franklin BSP Realty Trust, Inc.	22,229	239,406

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Franklin Street Properties Corp.	20,312	$53,421
GEO Group, Inc. (a)	54,924	422,915
Getty Realty Corp.	13,521	363,580
Highwoods Properties, Inc.	37,474	1,010,299
Industrial Logistics Properties Trust	18,826	103,543
KKR Real Estate Finance Trust, Inc.	50,056	813,410
LTC Properties, Inc.	11,443	428,540
LXP Industrial Trust	112,180	1,027,569
National Health Investors, Inc.	11,391	643,933
NexPoint Residential Trust, Inc.	3,255	150,413
One Liberty Properties, Inc.	2,421	50,889
PotlatchDeltic Corp.	13,714	562,823
Ready Capital Corp.	63,589	644,792
Retail Opportunity Investments Corp.	50,921	700,673
Saul Centers, Inc.	1,184	44,400
SITE Centers Corp.	64,729	693,248
SL Green Realty Corp.	22,774	914,604
Urban Edge Properties	41,277	550,635
Urstadt Biddle Properties, Inc., Class A	7,849	121,738
		$13,603,906

Retail — 7.56%
Academy Sports & Outdoors, Inc.	40,400	1,704,072
Bassett Furniture Industries, Inc.	993	15,570
Beacon Roofing Supply, Inc. (a)	13,189	721,702
Bloomin' Brands, Inc.	25,221	462,301
BlueLinx Holdings, Inc. (a)	2,768	171,893
Boot Barn Holdings, Inc. (a)	8,098	473,409
Buckle, Inc.	12,100	383,086
Build-A-Bear Workshop, Inc.	3,826	51,001
Caleres, Inc.	9,960	241,231
Cato Corp., Class A	2,999	28,610
Cheesecake Factory, Inc.	14,229	416,625
Children's Place, Inc. (a)	7,264	224,385
Dave & Buster's Entertainment, Inc. (a)	12,804	397,308
Denny's Corp. (a)	9,509	89,480
Destination XL Group, Inc. (a)	6,197	33,588
Dillard's, Inc., Class A	2,899	790,731
Duluth Holdings, Inc., Class B (a)	2,198	15,474
Foot Locker, Inc.	42,786	1,331,928
Franchise Group, Inc.	5,608	136,274
Genesco, Inc. (a)	2,534	99,637
GMS, Inc. (a)	6,080	243,261
Group 1 Automotive, Inc.	3,928	561,193
Haverty Furniture Cos., Inc.	4,965	123,629
Hibbett, Inc.	6,911	344,237
Jack in the Box, Inc.	11,492	851,212
JOANN, Inc.	4,062	26,890
La-Z-Boy, Inc.	9,857	222,472
Movado Group, Inc.	2,426	68,365
MSC Industrial Direct Co., Inc., Class A	21,655	1,576,701
National Vision Holdings, Inc. (a)	14,681	479,335
Nu Skin Enterprises, Inc., Class A	11,516	384,289
Papa John's International, Inc.	11,506	805,535
Patrick Industries, Inc.	6,068	266,021
PC Connection, Inc.	1,066	48,066
PriceSmart, Inc.	2,953	170,063
Qurate Retail, Inc., Series A	82,550	165,926

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Rush Enterprises, Inc., Class A	6,303	$276,450
Ruth's Hospitality Group, Inc.	4,882	82,311
Sally Beauty Holdings, Inc. (a)	24,002	302,425
Shoe Carnival, Inc.	4,675	100,232
Signet Jewelers Ltd.	18,660	1,067,165
Sonic Automotive, Inc., Class A	6,306	273,050
Tilly's, Inc., Class A	7,600	52,592
TravelCenters of America, Inc. (a)	2,061	111,150
Winmark Corp.	163	35,263
		$16,426,138

Savings & Loans — 0.83%
Brookline Bancorp, Inc.	25,796	300,523
Flushing Financial Corp.	8,553	165,672
Hingham Institution For Savings	180	45,200
Northfield Bancorp, Inc.	10,559	151,099
Pacific Premier Bancorp, Inc.	17,989	556,939
Provident Financial Services, Inc.	25,895	504,953
Southern Missouri Bancorp, Inc.	1,569	80,066
		$1,804,452

Semiconductors — 2.14%
Aehr Test Systems (a),(b)	14,565	205,366
Alpha & Omega Semiconductor Ltd. (a)	8,447	259,830
Axcelis Technologies, Inc. (a)	6,915	418,772
Diodes, Inc. (a)	7,131	462,873
EMCORE Corp. (a)	8,667	14,474
MACOM Technology Solutions Holdings, Inc. (a)	11,449	592,944
MaxLinear, Inc. (a)	10,192	332,463
Onto Innovation, Inc. (a)	5,836	373,796
Photronics, Inc. (a)	14,721	215,221
Rambus, Inc. (a)	25,773	655,150
Semtech Corp. (a)	11,044	324,804
SiTime Corp. (a)	2,907	228,868
SMART Global Holdings, Inc. (a)	23,064	366,026
Veeco Instruments, Inc. (a)	11,187	204,946
		$4,655,533

Software — 4.87%
Allscripts Healthcare Solutions, Inc. (a)	48,514	738,868
American Software, Inc., Class A	2,858	43,785
Blackbaud, Inc. (a)	10,627	468,226
Box, Inc., Class A (a)	51,972	1,267,597
Cerence, Inc. (a)	19,469	306,637
CommVault Systems, Inc. (a)	12,684	672,759
Computer Programs and Systems, Inc. (a)	4,186	116,706
CSG Systems International, Inc.	13,376	707,323
Definitive Healthcare Corp. (a)	10,120	157,265
Digi International, Inc. (a)	5,856	202,442
Donnelley Financial Solutions, Inc. (a)	6,704	247,847
DoubleVerify Holdings, Inc. (a)	12,635	345,567
Doximity, Inc., Class A (a)	31,105	939,993
Ebix, Inc.	3,494	66,281
Evolent Health, Inc., Class A (a)	11,116	399,398
Loyalty Ventures, Inc. (a),(b)	8,079	9,776
MeridianLink, Inc. (a)	4,897	79,723
N-able, Inc. (a)	17,527	161,774
NextGen Healthcare, Inc. (a)	18,107	320,494

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
PDF Solutions, Inc. (a)	3,218	$78,938
Privia Health Group, Inc. (a)	10,907	371,492
Progress Software Corp.	12,328	524,556
Sciplay Corp., Class A (a)	7,384	86,836
Simulations Plus, Inc.	2,543	123,437
SPS Commerce, Inc. (a)	3,845	477,664
Tabula Rasa HealthCare, Inc. (a)	15,175	72,840
Verint Systems, Inc. (a)	27,189	913,007
Verra Mobility Corp. (a)	27,792	427,163
Xperi Holding Corp.	18,696	264,361
		$10,592,755

Telecommunications — 2.11%
A10 Networks, Inc.	24,970	331,352
ADTRAN Holdings, Inc.	21,569	422,321
Clearfield, Inc. (a)	3,480	364,147
CommScope Holding Co., Inc. (a)	107,550	990,535
EchoStar Corp., Class A (a)	9,964	164,107
Extreme Networks, Inc. (a)	38,886	508,240
Gogo, Inc. (a)	17,490	211,979
Harmonic, Inc. (a)	27,139	354,707
InterDigital, Inc.	8,187	330,919
Telephone and Data Systems, Inc.	37,691	523,905
Viasat, Inc. (a)	12,348	373,280
		$4,575,492

Toys, Games & Hobbies — 0.07%
Funko, Inc., Class A (a)	7,966	161,073

Transportation — 3.89%
Air Transport Services Group, Inc. (a)	12,793	308,183
ArcBest Corp.	9,145	665,116
Atlas Air Worldwide Holdings, Inc. (a)	21,419	2,047,014
Daseke, Inc. (a)	13,737	74,317
Dorian LPG Ltd.	13,742	186,479
Eagle Bulk Shipping, Inc.	5,018	216,677
Forward Air Corp.	4,538	409,600
Genco Shipping & Trading Ltd.	15,865	198,789
Hub Group, Inc., Class A (a)	7,020	484,240
International Seaways, Inc.	16,563	581,858
Marten Transport Ltd.	15,038	288,128
Matson, Inc.	10,337	635,932
PAM Transportation Services, Inc. (a)	1,189	36,811
Pangaea Logistics Solutions Ltd.	6,439	29,748
Ryder System, Inc.	19,413	1,465,487
Saia, Inc. (a)	993	188,670
Schneider National, Inc., Class B	30,855	626,357
		$8,443,406

Trucking & Leasing — 0.28%
GATX Corp.	7,022	597,923

Water — 0.54%
American States Water Co.	9,593	747,774
Artesian Resources Corp., Class A	1,364	65,636
SJW Group	6,272	361,267
		$1,174,677
TOTAL COMMON STOCKS		$216,394,311

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap Multi-Factor ETF
	September 30, 2022 (unaudited)

INVESTMENT COMPANIES — 0.60%			Shares Held	Value

Money Market Funds — 0.60%
Principal Government Money Market Fund — Institutional Class 2.80% (c),(d),(e)			578,803	$578,803
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (e)			721,099	721,099
TOTAL INVESTMENT COMPANIES				$1,299,902
Total Investments				$217,694,213
Other Assets and Liabilities — (0.19)%				(411,581)

Total Net Assets — 100.00%				$217,282,632

(a) Non-income producing security.
(b)		Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $553,799 or
0.25% of net assets.
(c)		Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(d)		Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $578,803 or 0.27% of net assets.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.11%
Financial		23.85%
Consumer, Cyclical		13.41%
Industrial		13.09%
Technology		9.68%
Energy		6.32%
Communications		3.62%
Utilities		3.06%
Basic Materials		2.45%
Money Market Funds		0.60%
Other Assets and Liabilities		(0.19)%
TOTAL NET ASSETS		100.00%

	June 30, 2022	Purchases	Sales	September 30, 2022
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
2.80%	$5,359,834	$13,762,230	$18,543,261	$578,803
	$5,359,834	$13,762,230	$18,543,261	$578,803

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Institutional Class
2.80%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes. 102

	Schedule of Investments
	Principal Value ETF
	September 30, 2022 (unaudited)

COMMON STOCKS — 99.34%		Shares Held	Value
Advertising — 1.08%
Omnicom Group, Inc.		15,460	$975,371
Aerospace & Defense — 2.69%
Northrop Grumman Corp.		2,529	1,189,439
Raytheon Technologies Corp.		15,000	1,227,900
			$2,417,339

Agriculture — 3.70%
Altria Group, Inc.		26,155	1,056,139
Archer-Daniels-Midland Co.		13,779	1,108,520
Philip Morris International, Inc.		14,068	1,167,785
			$3,332,444

Auto Parts & Equipment — 0.99%
BorgWarner, Inc.		28,493	894,680
Banks — 7.80%
Bank of America Corp.		50,404	1,522,201
M&T Bank Corp.		6,298	1,110,463
Northern Trust Corp.		10,835	927,043
PNC Financial Services Group, Inc.		7,267	1,085,835
Wells Fargo & Co.		35,934	1,445,266
Zions Bancorp NA		18,341	932,823
			$7,023,631

Beverages — 3.89%
Coca-Cola Co.		27,336	1,531,363
Constellation Brands, Inc., Class A		4,602	1,056,987
Molson Coors Beverage Co., Class B		18,985	911,090
			$3,499,440

Biotechnology — 2.68%
Amgen, Inc.		5,658	1,275,313
Corteva, Inc.		19,812	1,132,256
			$2,407,569

Chemicals — 3.19%
CF Industries Holdings, Inc.		11,390	1,096,287
Eastman Chemical Co.		11,043	784,605
FMC Corp.		9,384	991,889
			$2,872,781

Computers — 7.60%
Accenture PLC, Class A		5,267	1,355,199
Apple, Inc.		24,999	3,454,862
International Business Machines Corp.		9,530	1,132,259
Leidos Holdings, Inc.		10,288	899,892
			$6,842,212

Construction Materials — 1.20%
Johnson Controls International PLC		21,974	1,081,560
Diversified Financial Services — 4.37%
American Express Co.		8,323	1,122,856
Franklin Resources, Inc.		40,957	881,394
Invesco Ltd.		59,041	808,862
Raymond James Financial, Inc.		11,310	1,117,654
			$3,930,766

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Electronics — 1.34%
Honeywell International, Inc.	7,248	$1,210,199
Food — 5.97%
Conagra Brands, Inc.	31,286	1,020,862
General Mills, Inc.	15,803	1,210,668
Hershey Co.	4,958	1,093,090
J M Smucker Co.	8,011	1,100,792
Sysco Corp.	13,400	947,514
		$5,372,926

Household Products/Wares — 1.13%
Clorox Co.	7,936	1,018,903
Insurance — 4.41%
Arthur J Gallagher & Co.	6,877	1,177,480
Assurant, Inc.	5,673	824,117
Cincinnati Financial Corp.	8,587	769,137
Marsh & McLennan Cos., Inc.	8,003	1,194,768
		$3,965,502

Machinery — Construction & Mining — 1.17%
Caterpillar, Inc.	6,426	1,054,378
Machinery — Diversified — 3.53%
Deere & Co.	3,729	1,245,076
Dover Corp.	8,392	978,339
Otis Worldwide Corp.	14,928	952,407
		$3,175,822

Media — 1.02%
Fox Corp., Class A	29,860	916,105
Oil & Gas — 4.17%
Chevron Corp.	12,002	1,724,327
Hess Corp.	9,922	1,081,399
Phillips 66	11,736	947,330
		$3,753,056

Oil & Gas Services — 1.19%
Schlumberger NV	29,704	1,066,374
Packaging & Containers — 2.72%
Amcor PLC	84,424	905,869
Packaging Corp. of America	6,971	782,774
Sealed Air Corp.	17,060	759,341
		$2,447,984

Pharmaceuticals — 9.26%
AmerisourceBergen Corp.	7,038	952,453
Becton Dickinson and Co.	4,822	1,074,486
Cardinal Health, Inc.	19,281	1,285,657
CVS Health Corp.	14,463	1,379,337
Johnson & Johnson	13,320	2,175,955
Organon & Co.	28,703	671,650
Viatris, Inc.	93,029	792,607
		$8,332,145

Pipelines — 1.12%
Williams Cos., Inc.	35,195	1,007,633

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2022 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
REITs — 8.44%
Essex Property Trust, Inc.	3,839	$929,921
Kimco Realty Corp.	51,426	946,753
Public Storage	3,581	1,048,552
Realty Income Corp.	16,120	938,184
Regency Centers Corp.	16,716	900,156
Simon Property Group, Inc.	10,764	966,069
Ventas, Inc.	20,310	815,853
VICI Properties, Inc.	35,108	1,047,974
		$7,593,462

Retail — 5.04%
Genuine Parts Co.	7,731	1,154,393
McDonald's Corp.	6,215	1,434,049
Ross Stores, Inc.	13,556	1,142,364
Walgreens Boots Alliance, Inc.	25,698	806,917
		$4,537,723

Semiconductors — 1.54%
Texas Instruments, Inc.	8,981	1,390,079
Shipbuilding — 1.17%
Huntington Ingalls Industries, Inc.	4,770	1,056,555
Software — 4.00%
Jack Henry & Associates, Inc.	5,611	1,022,717
Microsoft Corp.	11,058	2,575,408
		$3,598,125

Telecommunications — 2.03%
Corning, Inc.	31,554	915,697
Juniper Networks, Inc.	34,829	909,734
		$1,825,431

Toys, Games & Hobbies — 0.90%
Hasbro, Inc.	11,963	806,545
TOTAL COMMON STOCKS		$89,406,740
INVESTMENT COMPANIES — 0.45%	Shares Held	Value
Money Market Fund — 0.45%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.80% (a)	404,114	$404,114
TOTAL INVESTMENT COMPANIES		$404,114
Total Investments		$89,810,854
Other Assets and Liabilities — 0.21%		191,041
Total Net Assets — 100.00%		$90,001,895

(a) Current yield shown is as of period end.

See accompanying notes. 105

Schedule of Investments
Principal Value ETF
September 30, 2022 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	26.63%
Financial	25.01%
Industrial	13.83%
Technology	13.15%
Consumer, Cyclical	6.93%
Energy	6.47%
Communications	4.13%
Basic Materials	3.19%
Money Market Fund	0.45%
Other Assets and Liabilities	0.21%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Principal Exchange-Traded Funds
September 30, 2022 (unaudited)

1. Security Valuation

The Funds may invest in series of Principal Funds, Inc. and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund's closing net asset value ("NAV") per share on the day of valuation.

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC ("the Advisor") under procedures established and periodically reviewed by the Board of Trustees.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by Authorized Participants (“APs”).

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, over-the-counter (“OTC”) derivatives, mortgage-backed securities and municipal bonds.

Principal Exchange-Traded Funds
September 30, 2022 (unaudited) (continued)

2. Fair Valuation (continued)

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain common stocks.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of September 30, 2022, in valuing the Funds' securities carried at fair value:

			Level 2 —
			Other		Level 3 —
		Level 1 —	Significant		Significant
		Quoted	Observable		Unobservable
Fund		Prices	Inputs		Inputs		Totals (Level 1,2,3)

Principal Active High Yield ETF
Bonds*	$	— $	197,447,435	$		— $	197,447,435
Senior Floating Rate Interests*		—	15,396,407			—	15,396,407
Investment Companies		9,964,114	—			—	9,964,114
Total investments in securities		$9,964,114	$212,843,842	$		— $	222,807,956

Principal Exchange-Traded Funds
September 30, 2022 (unaudited) (continued)

2. Fair Valuation (continued)

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Healthcare Innovators ETF
Common Stocks*		$58,178,298	$	— $			— $	58,178,298
Investment Companies		1,968,682		—			—	1,968,682
Total investments in securities		$60,146,980	$	— $			— $	60,146,980

Principal International Adaptive Multi-Factor ETF
Common Stocks*
Basic Materials		$693,077	$	— $			— $	693,077
Communications		670,026		—			—	670,026
Consumer, Cyclical		1,151,113		—			—	1,151,113
Consumer, Non-cyclical		2,768,832		—			—	2,768,832
Diversified		25,557		—			—	25,557
Energy		729,838		—			—	729,838
Financial		2,219,911		10,442			—	2,230,353
Industrial		1,237,628		—			—	1,237,628
Technology		580,052		—			—	580,052
Utilities		508,437		—			—	508,437
Preferred Stocks*		27,563		—			—	27,563
Investment Companies		36,406		—			—	36,406
Total investments in securities		$10,648,440		$10,442	$		— $	10,658,882

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		64,036,945	$		— $	64,036,945
Investment Companies		5,815,011		—			—	5,815,011
Total investments in securities		$5,815,011		$64,036,945	$		— $	69,851,956
Derivative Assets
Interest rate contracts
Futures		$44,389	$	— $			— $	44,389
Derivative Liabilities
Interest rate contracts
Futures		$(135,902	) $	— $			— $	(135,902)

Principal Millennial Global Growth ETF
Common Stocks*		$20,310,894	$	— $			— $	20,310,894
Investment Companies		399,977		—			—	399,977
Total investments in securities		$20,710,871	$	— $			— $	20,710,871

Principal Quality ETF
Common Stocks*		$31,238,649	$	— $			— $	31,238,649
Investment Companies		74,105		—			—	74,105
Total investments in securities		$31,312,754	$	— $			— $	31,312,754

Principal Real Estate Active Opportunities ETF
Common Stocks*		$4,752,848	$	— $			— $	4,752,848
Investment Companies		124,473		—			—	124,473
Total investments in securities		$4,877,321	$	— $			— $	4,877,321

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		318,557,228	$		— $	318,557,228
Investment Companies		16,194,926		—			—	16,194,926
Total investments in securities		$16,194,926		$318,557,228	$		— $	334,752,154

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$2,440,497	$	— $			— $	2,440,497
Bonds*		—		17,478,236			—	17,478,236
Investment Companies		407,069		—			—	407,069
Total investments in securities		$2,847,566		$17,478,236	$		— $	20,325,802

Principal Exchange-Traded Funds
September 30, 2022 (unaudited) (continued)

2. Fair Valuation (continued)

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Ultra-Short Active Income ETF
Bonds*	$	— $		7,351,746	$		— $	7,351,746
Investment Companies		585,582		—			—	585,582
U.S. Government & Government Agency
Obligations		—		498,303			—	498,303
Total investments in securities		$585,582		$7,850,049	$		— $	8,435,631

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Common Stocks*
Basic Materials		$82,568	$	— $			— $	82,568
Communications		607,866		—			—	607,866
Consumer, Cyclical		477,549		—			—	477,549
Consumer, Non-cyclical		1,419,208		—			—	1,419,208
Energy		231,790		—			—	231,790
Financial		799,622		—			—	799,622
Industrial		474,039		—			—	474,039
Technology		1,024,262		8,000			—	1,032,262
Utilities		276,974		—			—	276,974
Investment Companies		15,201		—			—	15,201
Total investments in securities		$5,409,079		$8,000	$		— $	5,417,079

Principal U.S. Mega-Cap ETF
Common Stocks*		$997,187,265	$	— $			— $	997,187,265
Investment Companies		2,867,394		—			—	2,867,394
Total investments in securities		$1,000,054,659	$	— $			— $	1,000,054,659

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Common Stocks*		$5,103,311	$	— $			— $	5,103,311
Investment Companies		11,188		—			—	11,188
Total investments in securities		$5,114,499	$	— $			— $	5,114,499

Principal U.S. Small-Cap Multi-Factor ETF
Common Stocks*		$216,394,311	$	— $			— $	216,394,311
Investment Companies		1,299,902		—			—	1,299,902
Total investments in securities		$217,694,213	$	— $			— $	217,694,213

Principal Value ETF
Common Stocks*		$89,406,740	$	— $			— $	89,406,740
Investment Companies		404,114		—			—	404,114
Total investments in securities		$89,810,854	$	— $			— $	89,810,854

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Funds’ Schedules of Investments for the period ended September 30, 2022 has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.